NATIONWIDE

VLI SEPARATE

ACCOUNT-2

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-2:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-2 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
430 shares (cost $4,291)	$4,529
Global Allocation V.I. Fund - Class II (MLVGA2)
212,487 shares (cost $3,401,100)	3,414,664
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,272,922 shares (cost $35,885,782)	40,555,287
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
175,336 shares (cost $4,483,601)	5,828,168
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
527 shares (cost $5,448)	5,464
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
43,441 shares (cost $171,526)	170,288
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
53,309 shares (cost $1,547,300)	1,515,053
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
94,421 shares (cost $3,265,932)	3,803,296
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
241,877 shares (cost $1,374,774)	1,489,962
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
133,306 shares (cost $5,411,545)	4,936,334
Investors Growth Stock Series - Initial Class (MIGIC)
15,374 shares (cost $158,196)	187,712
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2,393 shares (cost $36,544)	37,615
Value Series - Initial Class (MVFIC)
109,452 shares (cost $1,345,406)	1,576,104
Core Plus Fixed Income Portfolio - Class I (MSVFI)
31,065 shares (cost $323,070)	330,527
Emerging Markets Debt Portfolio - Class I (MSEM)
189,367 shares (cost $1,619,099)	1,802,776
U.S. Real Estate Portfolio - Class I (MSVRE)
119,962 shares (cost $1,626,909)	1,870,203
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
453,680 shares (cost $6,376,551)	6,923,153
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
70,119 shares (cost $1,166,931)	1,381,345
American Funds NVIT Bond Fund - Class II (GVABD2)
81,108 shares (cost $839,524)	951,396
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
61,635 shares (cost $1,307,509)	1,463,833
American Funds NVIT Growth Fund - Class II (GVAGR2)
26,997 shares (cost $1,338,945)	1,632,233
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
18,168 shares (cost $623,215)	751,620
Federated NVIT High Income Bond Fund - Class I (HIBF)
15,400 shares (cost $105,880)	106,263
Federated NVIT High Income Bond Fund - Class III (HIBF3)
249,900 shares (cost $1,702,996)	1,724,307
NVIT Emerging Markets Fund - Class I (GEM)
82,970 shares (cost $953,770)	983,197
NVIT Emerging Markets Fund - Class III (GEM3)
221,485 shares (cost $2,420,607)	2,620,163

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT International Equity Fund - Class I (GIG)
67,046 shares (cost $519,564)	614,810
NVIT International Equity Fund - Class III (GIG3)
390,221 shares (cost $2,921,214)	3,582,226
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,390,887 shares (cost $10,900,418)	11,599,997
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,402 shares (cost $88,627)	92,005
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
17,825 shares (cost $158,526)	159,179
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
22,041 shares (cost $227,408)	238,046
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
48,063 shares (cost $455,437)	505,623
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
141,615 shares (cost $1,471,109)	1,515,284
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
96,097 shares (cost $916,644)	1,023,430
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
48,343 shares (cost $448,552)	489,717
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
32,304 shares (cost $331,690)	348,884
NVIT Core Bond Fund - Class I (NVCBD1)
41,116 shares (cost $460,097)	465,025
NVIT Core Plus Bond Fund - Class I (NVLCP1)
17,737 shares (cost $203,633)	209,657
NVIT Nationwide Fund - Class I (TRF)
4,172,624 shares (cost $43,810,446)	42,519,042
NVIT Government Bond Fund - Class I (GBF)
806,533 shares (cost $9,609,752)	9,379,980
American Century NVIT Growth Fund - Class I (CAF)
772,603 shares (cost $7,972,224)	12,052,612
NVIT International Index Fund - Class VI (GVIX6)
66,551 shares (cost $554,479)	555,703
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
187,368 shares (cost $1,434,929)	1,871,804
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
6,874 shares (cost $89,130)	93,829
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
5,938 shares (cost $84,815)	89,547
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
68,610 shares (cost $694,721)	713,544
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
399,173 shares (cost $4,083,452)	4,494,689
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
447,182 shares (cost $4,950,900)	4,990,552
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
271,852 shares (cost $2,743,572)	2,987,650
NVIT Mid Cap Index Fund - Class I (MCIF)
259,897 shares (cost $4,404,924)	4,945,836
NVIT Money Market Fund - Class I (SAM)
22,231,905 shares (cost $22,231,905)	22,231,905
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
417,682 shares (cost $3,265,545)	4,201,883
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
14,455 shares (cost $196,005)	141,365

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
46,903 shares (cost $442,603)	456,834
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
142,597 shares (cost $1,332,533)	1,502,969
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
128,251 shares (cost $1,144,245)	1,201,709
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2,368,967 shares (cost $18,604,552)	25,205,814
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,795,407 shares (cost $15,408,886)	18,546,557
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
89,314 shares (cost $1,511,739)	1,553,178
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
414,090 shares (cost $4,229,960)	4,886,257
NVIT Multi-Manager Small Company Fund - Class I (SCF)
816,467 shares (cost $15,474,652)	15,978,266
NVIT Multi-Sector Bond Fund - Class I (MSBF)
232,018 shares (cost $2,054,662)	2,201,854
NVIT Short Term Bond Fund - Class II (NVSTB2)
50,308 shares (cost $524,567)	529,747
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2,633,244 shares (cost $39,943,459)	45,581,460
Templeton NVIT International Value Fund - Class III (NVTIV3)
7,769 shares (cost $96,314)	94,859
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
43,974 shares (cost $417,960)	502,181
NVIT Real Estate Fund - Class I (NVRE1)
937,274 shares (cost $7,409,684)	8,875,980
VPS Growth and Income Portfolio - Class A (ALVGIA)
14,111 shares (cost $239,431)	294,633
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
55,957 shares (cost $897,010)	988,756
VP Balanced Fund - Class I (ACVB)
608,596 shares (cost $3,842,887)	4,339,287
VP Capital Appreciation Fund - Class I (ACVCA)
100,085 shares (cost $1,086,664)	1,455,234
VP Income & Growth Fund - Class I (ACVIG)
220,902 shares (cost $1,366,099)	1,524,220
American Century VP Inflation Protection Fund - Class II (ACVIP2)
194,400 shares (cost $2,206,722)	2,338,628
VP International Fund - Class I (ACVI)
67,469 shares (cost $501,807)	602,496
VP International Fund - Class III (ACVI3)
23,483 shares (cost $159,699)	209,700
VP Mid Cap Value Fund - Class I (ACVMV1)
90,925 shares (cost $1,251,021)	1,325,683
VP Ultra(R) Fund - Class I (ACVU1)
7,456 shares (cost $76,622)	80,529
VP Vista(SM) Fund - Class I (ACVVS1)
2,189 shares (cost $29,981)	38,096
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
132,112 shares (cost $1,658,203)	1,791,437
Appreciation Portfolio - Initial Shares (DCAP)
125,631 shares (cost $4,509,240)	5,084,287
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
13,392 shares (cost $402,302)	423,979

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Growth and Income Portfolio - Initial Shares (DGI)
57,048 shares (cost $1,195,092)	1,259,057
Capital Appreciation Fund II - Primary Shares (FVCA2P)
22,511 shares (cost $139,802)	140,696
Quality Bond Fund II - Primary Shares (FQB)
175,024 shares (cost $1,974,622)	2,065,284
Equity-Income Portfolio - Initial Class (FEIP)
1,948,140 shares (cost $43,089,950)	38,845,913
High Income Portfolio - Initial Class (FHIP)
1,570,040 shares (cost $7,882,172)	9,121,933
VIP Asset Manager Portfolio - Initial Class (FAMP)
805,911 shares (cost $11,534,199)	12,225,668
VIP Energy Portfolio - Service Class 2 (FNRS2)
123,449 shares (cost $2,180,411)	2,401,078
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
32,866 shares (cost $338,493)	366,131
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
101,252 shares (cost $974,460)	1,133,015
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
101,475 shares (cost $952,939)	1,103,028
VIP Growth Portfolio - Initial Class (FGP)
1,166,866 shares (cost $43,227,248)	49,066,716
VIP High Income Portfolio - Initial Class R (FHIPR)
632,355 shares (cost $3,524,932)	3,661,338
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
325,924 shares (cost $4,170,821)	4,217,451
VIP Mid Cap Portfolio - Service Class (FMCS)
226,383 shares (cost $6,000,631)	6,879,774
VIP Overseas Portfolio - Initial Class (FOP)
374,020 shares (cost $7,052,510)	6,017,986
VIP Overseas Portfolio - Service Class R (FOSR)
255,785 shares (cost $3,995,784)	4,092,557
VIP Value Strategies Portfolio - Service Class (FVSS)
116,697 shares (cost $1,059,520)	1,293,000
Franklin Income Securities Fund - Class 2 (FTVIS2)
86,430 shares (cost $1,259,449)	1,302,495
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
175,459 shares (cost $3,331,498)	3,865,362
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
178,389 shares (cost $2,413,561)	3,314,476
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
119,402 shares (cost $1,186,391)	1,245,358
Templeton Foreign Securities Fund - Class 1 (TIF)
11,814 shares (cost $175,729)	172,839
Templeton Foreign Securities Fund - Class 3 (TIF3)
70,312 shares (cost $907,679)	1,006,868
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
166,834 shares (cost $3,114,809)	3,249,925
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
9,515 shares (cost $74,922)	80,970
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
280,961 shares (cost $3,143,811)	3,076,527
Balanced Portfolio - I Class Shares (AMBP)
2,844 shares (cost $24,218)	32,626
Growth Portfolio - I Class Shares (AMTG)
79,586 shares (cost $1,259,168)	1,664,150

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Guardian Portfolio - I Class Shares (AMGP)
7,811 shares (cost $153,826)	159,343
International Portfolio - S Class Shares (AMINS)
2,372 shares (cost $24,715)	23,554
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
55 shares (cost $1,535)	1,661
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
223,337 shares (cost $1,886,246)	2,590,708
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
1,641 shares (cost $25,946)	22,040
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
7,446 shares (cost $92,618)	98,282
Socially Responsive Portfolio - I Class Shares (AMSRS)
28,189 shares (cost $390,966)	447,929
Balanced Fund/VA - Non-Service Shares (OVMS)
473,703 shares (cost $7,131,226)	5,930,767
Core Bond Fund/VA - Non-Service Shares (OVB)
646,791 shares (cost $5,758,058)	5,342,498
Global Securities Fund/VA - Class 3 (OVGS3)
225,443 shares (cost $6,467,052)	7,387,755
Global Securities Fund/VA - Non-Service Shares (OVGS)
408,878 shares (cost $11,684,408)	13,308,969
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
44,697 shares (cost $895,017)	1,071,390
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
42,395 shares (cost $746,013)	853,827
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
16,900 shares (cost $810,267)	926,102
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
29,210 shares (cost $162,718)	165,622
All Asset Portfolio - Administrative Class (PMVAAA)
65,153 shares (cost $734,176)	741,441
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
52,888 shares (cost $637,679)	624,607
Low Duration Portfolio - Administrative Class (PMVLDA)
223,870 shares (cost $2,355,722)	2,413,320
Total Return Portfolio - Administrative Class (PMVTRA)
127,071 shares (cost $1,465,720)	1,467,668
Putnam VT Growth and Income Fund - Class IB (PVGIB)
5,217 shares (cost $83,912)	93,540
Putnam VT International Equity Fund - Class IB (PVTIGB)
21,137 shares (cost $232,430)	239,486
Putnam VT Voyager Fund - Class IB (PVTVB)
10,395 shares (cost $373,762)	375,997
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
327 shares (cost $12,138)	11,854
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2,234 shares (cost $13,487)	15,860
Health Sciences Portfolio - II (TRHS2)
110,097 shares (cost $2,157,148)	2,273,493
Limited-Term Bond Portfolio - II (TRLT2)
26,764 shares (cost $133,266)	132,750
VIP Trust - Global Bond Fund: Initial Class (VWBF)
153,025 shares (cost $1,739,457)	1,824,056
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
480,613 shares (cost $5,528,747)	6,488,278

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
277,344 shares (cost $8,111,045)	8,079,035
Variable Insurance Portfolios - Asset Strategy (WRASP)
267,650 shares (cost $2,597,678)	2,870,788
Variable Insurance Portfolios - High Income (WRHIP)
204,506 shares (cost $758,355)	776,121
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
20,001 shares (cost $166,273)	170,754
Advantage VT Discovery Fund (SVDF)
23,341 shares (cost $521,760)	587,261
Advantage VT Opportunity Fund - Class 2 (SVOF)
79,092 shares (cost $1,189,600)	1,585,800
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
42,889 shares (cost $345,019)	337,962

Total Investments	$598,136,685

Other Accounts Receivable	78,028
Accounts Receivable-NVIT Multi-Manager Small Company Fund - Class I (SCF)	32,139
Accounts Receivable-Global Securities Fund/VA - Non-Service Shares (OVGS)	20,357
Accounts Receivable-VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	14,124
Accounts Receivable-VP International Fund - Class I (ACVI)	13,860
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	8,965
Accounts Receivable-VP Capital Appreciation Fund - Class I (ACVCA)	7,317
Accounts Receivable-Growth Portfolio - I Class Shares (AMTG)	2,606

Accounts Payable-NVIT Money Market Fund - Class I (SAM)	(91,706)
Accounts Payable-Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	(5)

$598,222,370

Contract Owners’ Equity:
Accumulation units	598,222,370

Total Contract Owners’ Equity (note 8)	$598,222,370

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	ALVDAA	MLVGA2	DSIF	DSRG	GVGMNS	IVKMG1	JABS
Reinvested dividends	$	8,684,392	6	49,197	840,031	48,584	-	-	35,786
Asset charges (note 3)		(3,302,976)	(10)	(16,414)	(206,208)	(36,239)	-	(551)	(7,077)

Net investment income (loss)		5,381,416	(4)	32,783	633,823	12,345	-	(551)	28,709

Realized gain (loss) on investments		6,669,179	-	49,392	1,784,958	(93,648)	-	(3,193)	48,528
Change in unrealized gain (loss) on investments		51,411,466	238	208,032	1,393,156	734,647	16	(1,238)	19,668

Net gain (loss) on investments		58,080,645	238	257,424	3,178,114	640,999	16	(4,431)	68,196

Reinvested capital gains		14,253,603	3	10,030	2,036,849	-	-	53	93,273

Net increase (decrease) in contract owners’ equity resulting from operations	$	77,715,664	237	300,237	5,848,786	653,344	16	(4,929)	190,178

Investment Activity:		JACAS	JAGTS	JAIGS	MIGIC	MNDIC	MVFIC	MSVFI	MSEM
Reinvested dividends	$	21,170	-	33,656	829	-	32,507	18,177	45,215
Asset charges (note 3)		(19,267)	(5,637)	(23,852)	(903)	(36)	(8,986)	(1,244)	(8,652)

Net investment income (loss)		1,903	(5,637)	9,804	(74)	(36)	23,521	16,933	36,563

Realized gain (loss) on investments		250,143	111,020	(588,417)	2,994	(282)	109,952	7,711	73,059
Change in unrealized gain (loss) on investments		473,989	56,379	28,630	15,891	1,071	135,058	2,097	143,936

Net gain (loss) on investments		724,132	167,399	(559,787)	18,885	789	245,010	9,808	216,995

Reinvested capital gains		-	-	629,929	8,648	40	15,069	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	726,035	161,762	79,946	27,459	793	283,600	26,741	253,558

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		MSVRE	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$	16,086	67,846	18,420	21,062	11,008	3,737	7,958	8,638
Asset charges (note 3)		(14,284)	(36,730)	(6,788)	(5,480)	(6,980)	(8,718)	(4,136)	(280)

Net investment income (loss)		1,802	31,116	11,632	15,582	4,028	(4,981)	3,822	8,358

Realized gain (loss) on investments		360,486	89,263	72,858	24,900	129,493	106,110	73,230	(3,859)
Change in unrealized gain (loss) on investments		(103,004)	536,037	89,353	9,678	151,867	170,142	56,627	13,578

Net gain (loss) on investments		257,482	625,300	162,211	34,578	281,360	276,252	129,857	9,719

Reinvested capital gains		-	284,491	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	259,284	940,907	173,843	50,160	285,388	271,271	133,679	18,077

Investment Activity:		HIBF3	GEM	GEM3	GIG	GIG3	NVNMO1	NVNSR1	NVCRA1
Reinvested dividends	$	135,905	4,813	12,568	5,276	29,922	166,748	1,142	1,701
Asset charges (note 3)		(8,255)	(7,355)	(12,825)	(2,686)	(18,252)	(60,385)	(1,016)	(986)

Net investment income (loss)		127,650	(2,542)	(257)	2,590	11,670	106,363	126	715

Realized gain (loss) on investments		71,873	19,131	48,213	18,641	70,642	99,344	1,309	5,834
Change in unrealized gain (loss) on investments		39,543	130,064	362,606	66,091	409,585	691,865	19,497	8,287

Net gain (loss) on investments		111,416	149,195	410,819	84,732	480,227	791,209	20,806	14,121

Reinvested capital gains		-	-	-	-	-	819,234	-	7,054

Net increase (decrease) in contract owners’ equity resulting from operations	$	239,066	146,653	410,562	87,322	491,897	1,716,806	20,932	21,890

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$	2,289	7,122	26,796	14,666	6,122	5,971	14,911	4,930
Asset charges (note 3)		(1,023)	(2,578)	(7,145)	(5,073)	(2,806)	(1,401)	(2,576)	(1,077)

Net investment income (loss)		1,266	4,544	19,651	9,593	3,316	4,570	12,335	3,853

Realized gain (loss) on investments		3,674	14,661	2,080	23,578	5,169	14,069	10,147	959
Change in unrealized gain (loss) on investments		8,730	30,757	45,124	58,991	35,192	9,618	6,012	4,609

Net gain (loss) on investments		12,404	45,418	47,204	82,569	40,361	23,687	16,159	5,568

Reinvested capital gains		1,895	6,959	20,767	14,887	12,225	7,324	2,859	3,946

Net increase (decrease) in contract owners’ equity resulting from operations	$	15,565	56,921	87,622	107,049	55,902	35,581	31,353	13,367

Investment Activity:		TRF	GBF	CAF	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$	602,178	216,536	67,981	13,921	28,144	1,559	1,497	12,521
Asset charges (note 3)		(265,088)	(54,140)	(73,427)	(1,927)	(10,214)	(496)	(575)	(5,245)

Net investment income (loss)		337,090	162,396	(5,446)	11,994	17,930	1,063	922	7,276

Realized gain (loss) on investments		(909,440)	41,077	334,165	(5,265)	26,989	205	935	48,390
Change in unrealized gain (loss) on investments		5,980,991	(276,212)	1,218,560	80,969	212,611	4,700	6,467	(25,148)

Net gain (loss) on investments		5,071,551	(235,135)	1,552,725	75,704	239,600	4,905	7,402	23,242

Reinvested capital gains		-	320,659	-	-	-	934	1,113	12,655

Net increase (decrease) in contract owners’ equity resulting from operations	$	5,408,641	247,920	1,547,279	87,698	257,530	6,902	9,437	43,173

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIVI	GVDIV3
Reinvested dividends	$	73,667	80,524	50,567	50,564	-	24,279	530	1,733
Asset charges (note 3)		(21,487)	(28,904)	(14,943)	(26,886)	(130,737)	(23,083)	(706)	(2,104)

Net investment income (loss)		52,180	51,620	35,624	23,678	(130,737)	1,196	(176)	(371)

Realized gain (loss) on investments		(165,469)	(215,257)	(8,844)	644,050	15	131,132	(8,517)	(194)
Change in unrealized gain (loss) on investments		589,032	802,170	171,283	(213,331)	(6)	462,423	29,727	70,166

Net gain (loss) on investments		423,563	586,913	162,439	430,719	9	593,555	21,210	69,972

Reinvested capital gains		-	-	11,904	327,787	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	475,743	638,533	209,967	782,184	(130,728)	594,751	21,034	69,601

Investment Activity:		NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$	7,427	15,796	-	205,467	-	38,573	24,462	57,547
Asset charges (note 3)		(8,079)	(5,504)	(149,265)	(104,789)	(11,652)	(21,892)	(82,590)	(13,448)

Net investment income (loss)		(652)	10,292	(149,265)	100,678	(11,652)	16,681	(58,128)	44,099

Realized gain (loss) on investments		74,305	(4,983)	1,225,296	519,826	33,920	(198,584)	(608,234)	54,035
Change in unrealized gain (loss) on investments		132,457	187,385	24,284	288,589	171,186	1,049,462	2,899,453	152,197

Net gain (loss) on investments		206,762	182,402	1,249,580	808,415	205,106	850,878	2,291,219	206,232

Reinvested capital gains		39,903	-	2,407,452	1,791,437	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	246,013	192,694	3,507,767	2,700,530	193,454	867,559	2,233,091	250,331

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA	ALVSVA	ACVB
Reinvested dividends	$	7,128	322,347	2,177	6,186	96,133	4,193	4,216	87,239
Asset charges (note 3)		(2,647)	(242,659)	(291)	(2,784)	(50,112)	(1,456)	(4,226)	(24,775)

Net investment income (loss)		4,481	79,688	1,886	3,402	46,021	2,737	(10)	62,464

Realized gain (loss) on investments		676	634,926	(1,698)	48,216	855,789	34,392	38,600	79
Change in unrealized gain (loss) on investments		8,918	6,982,530	9,221	42,150	(436,653)	9,283	79,910	370,623

Net gain (loss) on investments		9,594	7,617,456	7,523	90,366	419,136	43,675	118,510	370,702

Reinvested capital gains		-	-	1,159	-	864,675	-	24,568	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	14,075	7,697,144	10,568	93,768	1,329,832	46,412	143,068	433,166

Investment Activity:		ACVCA	ACVIG	ACVIP2	ACVI	ACVI3	ACVMV1	ACVU1	ACVVS1
Reinvested dividends	$	-	33,885	58,192	4,742	1,569	25,925	-	-
Asset charges (note 3)		(11,740)	(7,672)	(10,826)	(2,654)	-	(6,643)	(253)	-

Net investment income (loss)		(11,740)	26,213	47,366	2,088	1,569	19,282	(253)	-

Realized gain (loss) on investments		11,810	(148,312)	83,527	(12,970)	21,829	49,650	2,835	360
Change in unrealized gain (loss) on investments		116,921	350,447	(23,970)	115,243	15,137	47,737	4,339	4,905

Net gain (loss) on investments		128,731	202,135	59,557	102,273	36,966	97,387	7,174	5,265

Reinvested capital gains		78,923	-	56,141	-	-	75,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	195,914	228,348	163,064	104,361	38,535	191,730	6,921	5,265

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		DVSCS	DCAP	DSC	DGI	FVCA2P	FQB	FEIP	FHIP
Reinvested dividends	$	8,926	205,498	-	17,920	401	84,720	1,182,720	528,120
Asset charges (note 3)		(9,447)	(29,965)	(1,270)	(6,319)	(380)	(11,816)	(215,185)	(52,528)

Net investment income (loss)		(521)	175,533	(1,270)	11,601	21	72,904	967,535	475,592

Realized gain (loss) on investments		200,224	275,791	8,424	12,242	3	15,426	12,183	(234,668)
Change in unrealized gain (loss) on investments		(18,936)	85,359	34,854	180,169	3,602	93,792	2,440,455	1,001,442

Net gain (loss) on investments		181,288	361,150	43,278	192,411	3,605	109,218	2,452,638	766,774

Reinvested capital gains		69,247	-	-	-	4,081	-	2,414,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	250,014	536,683	42,008	204,012	7,707	182,122	5,834,251	1,242,366

Investment Activity:		FAMP	FNRS2	FF10S	FF20S	FF30S	FGP	FHIPR	FIGBS
Reinvested dividends	$	186,142	19,368	6,432	21,482	21,654	297,050	214,939	94,027
Asset charges (note 3)		(77,164)	(14,138)	(1,966)	(5,591)	(6,087)	(295,837)	(21,009)	(20,750)

Net investment income (loss)		108,978	5,230	4,466	15,891	15,567	1,213	193,930	73,277

Realized gain (loss) on investments		398,960	259,766	37,104	(8,691)	(16,571)	(1,260,034)	195,936	183,992
Change in unrealized gain (loss) on investments		815,084	(146,245)	853	104,192	134,746	7,833,936	87,153	(133,339)

Net gain (loss) on investments		1,214,044	113,521	37,957	95,501	118,175	6,573,902	283,089	50,653

Reinvested capital gains		89,127	-	5,783	12,182	9,442	-	-	115,644

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,412,149	118,751	48,206	123,574	143,184	6,575,115	477,019	239,574

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FMCS	FOP	FOSR	FVSS	FTVIS2	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$	35,458	113,055	69,282	5,900	79,172	77,746	32,654	19,292
Asset charges (note 3)		(36,585)	(33,126)	(18,093)	(4,902)	(5,695)	(19,007)	(15,959)	(6,405)

Net investment income (loss)		(1,127)	79,929	51,189	998	73,477	58,739	16,695	12,887

Realized gain (loss) on investments		191,305	(39,767)	(171,899)	168,235	3,413	278,987	78,007	94,393
Change in unrealized gain (loss) on investments		219,588	1,004,605	754,583	68,783	55,345	92,487	445,296	37,681

Net gain (loss) on investments		410,893	964,838	582,684	237,018	58,758	371,474	523,303	132,074

Reinvested capital gains		542,896	19,454	12,575	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	952,662	1,064,221	646,448	238,016	132,235	430,213	539,998	144,961

Investment Activity:		TIF	TIF3	FTVGI3	FTVFA2	AMTB	AMBP	AMTG	AMGP
Reinvested dividends	$	7,727	28,323	195,521	3,634	89,072	-	-	439
Asset charges (note 3)		(1,078)	(4,710)	(15,168)	(611)	(16,323)	(226)	(8,859)	(533)

Net investment income (loss)		6,649	23,613	180,353	3,023	72,749	(226)	(8,859)	(94)

Realized gain (loss) on investments		(30,568)	(2,131)	97,817	4,045	(11,401)	1,452	55,631	1,668
Change in unrealized gain (loss) on investments		52,206	133,465	146,300	8,532	51,445	1,420	141,918	16,991

Net gain (loss) on investments		21,638	131,334	244,117	12,577	40,044	2,872	197,549	18,659

Reinvested capital gains		-	-	4,947	-	-	-	-	1,257

Net increase (decrease) in contract owners’ equity resulting from operations	$	28,287	154,947	429,417	15,600	112,793	2,646	188,690	19,822

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		AMINS	AMMCGS	AMTP	AMRS	AMFAS	AMSRS	OVMS	OVB
Reinvested dividends	$	128	-	10,271	79	-	1,046	79,292	249,841
Asset charges (note 3)		-	-	(4,163)	-	(1,065)	(2,668)	(34,821)	(27,415)

Net investment income (loss)		128	-	6,108	79	(1,065)	(1,622)	44,471	222,426

Realized gain (loss) on investments		(11)	4	54,517	5,270	8,149	48,846	(154,146)	(266,035)
Change in unrealized gain (loss) on investments		2,561	172	308,395	(6,278)	19,331	1,181	767,556	514,478

Net gain (loss) on investments		2,550	176	362,912	(1,008)	27,480	50,027	613,410	248,443

Reinvested capital gains		-	-	-	5,297	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	2,678	176	369,020	4,368	26,415	48,405	657,881	470,869

Investment Activity:		OVGS3	OVGS	OVGI	OVSC	OVAG	OVSB	PMVAAA	PMVFBA
Reinvested dividends	$	151,239	278,156	11,703	5,168	-	-	21,348	36,689
Asset charges (note 3)		(37,713)	(68,864)	(4,866)	(4,532)	(6,017)	(128)	(1,045)	(3,167)

Net investment income (loss)		113,526	209,292	6,837	636	(6,017)	(128)	20,303	33,522

Realized gain (loss) on investments		(179,067)	370,043	27,164	48,661	(10,403)	9	2,314	20,234
Change in unrealized gain (loss) on investments		1,374,047	1,848,647	110,634	78,952	155,735	2,904	7,265	(37,593)

Net gain (loss) on investments		1,194,980	2,218,690	137,798	127,613	145,332	2,913	9,579	(17,359)

Reinvested capital gains		-	-	-	-	-	-	-	13,081

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,308,506	2,427,982	144,635	128,249	139,315	2,785	29,882	29,244

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2
Reinvested dividends	$	47,130	24,858	1,514	4,324	1,961	-	236	-
Asset charges (note 3)		(10,609)	(5,105)	(481)	(1,079)	(2,567)	(51)	-	(9,054)

Net investment income (loss)		36,521	19,753	1,033	3,245	(606)	(51)	236	(9,054)

Realized gain (loss) on investments		13,040	26,757	638	2,113	(26,913)	(1,241)	280	165,316
Change in unrealized gain (loss) on investments		79,919	4,503	12,752	32,908	82,868	(284)	1,741	142,521

Net gain (loss) on investments		92,959	31,260	13,390	35,021	55,955	(1,525)	2,021	307,837

Reinvested capital gains		-	28,254	-	-	-	-	-	40,703

Net increase (decrease) in contract owners’ equity resulting from operations	$	129,480	79,267	14,423	38,266	55,349	(1,576)	2,257	339,486

Investment Activity:		TRLT2	VWBF	VWEM	VWHA	WRASP	WRHIP	WRMCG	SVDF
Reinvested dividends	$	2,720	44,797	-	53,658	30,642	-	-	-
Asset charges (note 3)		-	(13,147)	(32,910)	(52,713)	(12,762)	(1,637)	(308)	(5,000)

Net investment income (loss)		2,720	31,650	(32,910)	945	17,880	(1,637)	(308)	(5,000)

Realized gain (loss) on investments		(981)	18,748	845,092	(439,386)	36,321	29,431	4,626	64,150
Change in unrealized gain (loss) on investments		1,155	13,222	754,002	(187,666)	382,841	17,766	4,482	42,976

Net gain (loss) on investments		174	31,970	1,599,094	(627,052)	419,162	47,197	9,108	107,126

Reinvested capital gains		267	28,256	-	827,476	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	3,161	91,876	1,566,184	201,369	437,042	45,560	8,800	102,126

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SVOF	WFVSCG	JAGTS2	JAIGS2	AVCA	AVCDI	OVHI3	OVHI
Reinvested dividends	$	1,467	-	-	-	-	-	18,613	10,638
Asset charges (note 3)		(10,427)	(2,302)	(757)	(8,050)	(34)	(291)	(516)	(150)

Net investment income (loss)		(8,960)	(2,302)	(757)	(8,050)	(34)	(291)	18,097	10,488

Realized gain (loss) on investments		20,554	30,686	23,333	(469,429)	4,476	40,332	(10,050)	(126,821)
Change in unrealized gain (loss) on investments		198,776	(12,785)	41,394	1,013,149	(362)	(16,742)	4,384	123,622

Net gain (loss) on investments		219,330	17,901	64,727	543,720	4,114	23,590	(5,666)	(3,199)

Reinvested capital gains		538	19,112	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	210,908	34,711	63,970	535,670	4,080	23,299	12,431	7,289

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		ALVDAA		MLVGA2		DSIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$5,381,416	5,444,349	(4)	-	32,783	52,512	633,823	561,695
Realized gain (loss) on investments	6,669,179	(875,919)	-	-	49,392	120,189	1,784,958	477,114
Change in unrealized gain (loss) on investments	51,411,466	(27,682,935)	238	-	208,032	(412,695)	1,393,156	(683,324)
Reinvested capital gains	14,253,603	1,859,423	3	-	10,030	72,206	2,036,849	282,396

Net increase (decrease) in contract owners’ equity resulting from operations	77,715,664	(21,255,082)	237	-	300,237	(167,788)	5,848,786	637,881

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,156,373	32,112,668	114	-	145,150	156,634	1,897,238	2,131,538
Transfers between funds	-	-	4,267	-	295,941	353,527	93,317	(556,139)
Surrenders (note 6)	(60,442,271)	(58,261,846)	-	-	(177,742)	(157,177)	(4,788,770)	(3,285,071)
Death Benefits (note 4)	(9,183,419)	(6,531,684)	-	-	-	(32,389)	(1,232,038)	(295,119)
Net policy repayments (loans) (note 5)	7,870,339	3,505,934	-	-	(95,216)	30,281	819,952	(205,492)
Deductions for surrender charges (note 2d)	(14,929)	(65,344)	-	-	(3)	-	(4,014)	(11,292)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,933,237)	(38,507,455)	(13)	-	(163,111)	(153,036)	(2,500,512)	(2,610,061)
Asset charges (note 3):
MSP contracts	(276,341)	(295,141)	-	-	(2,446)	(1,937)	(17,880)	(18,673)
SL contracts or LSFP contracts	(144,420)	(152,467)	-	-	-	-	(18,004)	(16,878)
Adjustments to maintain reserves	37,363	(89,560)	(77)	-	60	(9)	1,933	(325)

Net equity transactions	(68,930,542)	(68,284,895)	4,291	-	2,633	195,894	(5,748,778)	(4,867,512)

Net change in contract owners’ equity	8,785,122	(89,539,977)	4,528	-	302,870	28,106	100,008	(4,229,631)
Contract owners’ equity beginning of period	589,437,248	678,977,225	-	-	3,111,814	3,083,708	40,464,170	44,693,801

Contract owners’ equity end of period	$598,222,370	589,437,248	4,528	-	3,414,684	3,111,814	40,564,178	40,464,170

CHANGES IN UNITS:
Beginning units	33,639,870	37,225,734	-	-	244,481	232,266	1,438,434	1,621,968
Units purchased	4,058,391	3,922,995	444	-	32,317	40,427	87,807	96,761
Units redeemed	(7,553,136)	(7,508,859)	(1)	-	(32,140)	(28,212)	(257,848)	(280,295)

Ending units	30,145,125	33,639,870	443	-	244,658	244,481	1,268,393	1,438,434

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DSRG		GVGMNS		IVKMG1		JABS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$12,345	18,666	-	-	(551)	-	28,709	29,477
Realized gain (loss) on investments	(93,648)	(115,452)	-	-	(3,193)	-	48,528	59,278
Change in unrealized gain (loss) on investments	734,647	122,715	16	-	(1,238)	-	19,668	(160,078)
Reinvested capital gains	-	-	-	-	53	-	93,273	72,748

Net increase (decrease) in contract owners’ equity resulting from operations	653,344	25,929	16	-	(4,929)	-	190,178	1,425

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	427,837	468,783	-	-	8,595	-	46,912	46,243
Transfers between funds	(103,814)	58,274	5,448	-	179,830	-	(4,677)	531,136
Surrenders (note 6)	(457,491)	(473,983)	-	-	(3,392)	-	(259,567)	(132,256)
Death Benefits (note 4)	(105,540)	(24,873)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	51,699	68,161	-	-	(281)	-	(14,770)	(9,864)
Deductions for surrender charges (note 2d)	(30)	(473)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(466,727)	(475,868)	-	-	(9,439)	-	(59,240)	(59,388)
Asset charges (note 3):
MSP contracts	(1,588)	(1,617)	-	-	(18)	-	(721)	(316)
SL contracts or LSFP contracts	(953)	(906)	-	-	(76)	-	(145)	(200)
Adjustments to maintain reserves	153	(22)	4	-	19	-	13	7

Net equity transactions	(656,454)	(382,524)	5,452	-	175,238	-	(292,195)	375,362

Net change in contract owners’ equity	(3,110)	(356,595)	5,468	-	170,309	-	(102,017)	376,787
Contract owners’ equity beginning of period	5,831,680	6,188,275	-	-	-	-	1,617,066	1,240,279

Contract owners’ equity end of period	$5,828,570	5,831,680	5,468	-	170,309	-	1,515,049	1,617,066

CHANGES IN UNITS:
Beginning units	237,092	244,990	-	-	-	-	93,316	72,130
Units purchased	21,189	33,684	532	-	18,899	-	9,146	33,918
Units redeemed	(49,192)	(41,582)	-	-	(1,513)	-	(25,124)	(12,732)

Ending units	209,089	237,092	532	-	17,386	-	77,338	93,316

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JACAS		JAGTS		JAIGS		MIGIC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,903	(10,578)	(5,637)	(4,417)	9,804	(6,676)	(74)	87
Realized gain (loss) on investments	250,143	295,847	111,020	141,553	(588,417)	192,533	2,994	2,107
Change in unrealized gain (loss) on investments	473,989	(570,090)	56,379	(232,890)	28,630	(1,444,099)	15,891	(2,247)
Reinvested capital gains	-	-	-	-	629,929	36,004	8,648	-

Net increase (decrease) in contract owners’ equity resulting from operations	726,035	(284,821)	161,762	(95,754)	79,946	(1,222,238)	27,459	(53)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	188,610	166,438	46,454	25,947	174,382	38,520	10,176	11,318
Transfers between funds	272,496	(817,600)	594,498	(34,110)	3,147,291	(823,605)	(5,074)	(2,508)
Surrenders (note 6)	(521,699)	(362,631)	(123,331)	(54,279)	(493,321)	(91,167)	(4,914)	-
Death Benefits (note 4)	(28,862)	(26,813)	(43,488)	(36,402)	(4,667)	(19,784)	-	-
Net policy repayments (loans) (note 5)	19,743	33,843	8,473	(22,849)	73,105	(25,208)	1,308	957
Deductions for surrender charges (note 2d)	(302)	(787)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(203,117)	(197,871)	(49,875)	(49,175)	(217,526)	(134,859)	(10,203)	(10,207)
Asset charges (note 3):
MSP contracts	(1,798)	(1,731)	(146)	(270)	(939)	(651)	-	-
SL contracts or LSFP contracts	(1,212)	(1,427)	(1,026)	(1,064)	(1,394)	(2,580)	(51)	(50)
Adjustments to maintain reserves	68	(16)	51	99	1,384	196	18	(2)

Net equity transactions	(276,073)	(1,208,595)	431,610	(172,103)	2,678,315	(1,059,138)	(8,740)	(492)

Net change in contract owners’ equity	449,962	(1,493,416)	593,372	(267,857)	2,758,261	(2,281,376)	18,719	(545)
Contract owners’ equity beginning of period	3,353,343	4,846,759	896,640	1,164,497	2,179,448	4,460,824	168,992	169,537

Contract owners’ equity end of period	$3,803,305	3,353,343	1,490,012	896,640	4,937,709	2,179,448	187,711	168,992

CHANGES IN UNITS:
Beginning units	354,159	474,679	172,944	204,697	174,339	239,484	11,174	11,218
Units purchased	42,666	24,829	204,113	4,867	339,045	2,149	790	954
Units redeemed	(69,773)	(145,349)	(132,353)	(36,620)	(154,907)	(67,294)	(1,308)	(998)

Ending units	327,052	354,159	244,704	172,944	358,477	174,339	10,656	11,174

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MNDIC		MVFIC		MSVFI		MSEM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(36)	-	23,521	20,690	16,933	6,280	36,563	46,336
Realized gain (loss) on investments	(282)	-	109,952	(26,192)	7,711	190	73,059	73,018
Change in unrealized gain (loss) on investments	1,071	-	135,058	(24,209)	2,097	3,646	143,936	(23,784)
Reinvested capital gains	40	-	15,069	8,180	-	-	-	17,289

Net increase (decrease) in contract owners’ equity resulting from operations	793	-	283,600	(21,531)	26,741	10,116	253,558	112,859

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,497	-	48,923	107,514	9,066	8,014	174,275	41,761
Transfers between funds	36,595	-	(416,545)	117,403	103,015	49,836	157,186	(255,347)
Surrenders (note 6)	(3,971)	-	(110,274)	(135,095)	(29,083)	(24,574)	(264,165)	(375,007)
Death Benefits (note 4)	-	-	(55,553)	-	-	-	(13,613)	-
Net policy repayments (loans) (note 5)	(34)	-	564	14,627	2,328	14,979	(6,848)	(6,912)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(266)	-	(112,139)	(124,777)	(15,202)	(10,682)	(59,947)	(78,233)
Asset charges (note 3):
MSP contracts	-	-	(860)	(836)	(163)	(142)	(794)	(1,096)
SL contracts or LSFP contracts	-	-	(325)	(390)	(249)	(72)	(424)	(521)
Adjustments to maintain reserves	4	-	32	35	5	2	12	20

Net equity transactions	36,825	-	(646,177)	(21,519)	69,717	37,361	(14,318)	(675,335)

Net change in contract owners’ equity	37,618	-	(362,577)	(43,050)	96,458	47,477	239,240	(562,476)
Contract owners’ equity beginning of period	-	-	1,938,699	1,981,749	234,084	186,607	1,563,531	2,126,007

Contract owners’ equity end of period	$37,618	-	1,576,122	1,938,699	330,542	234,084	1,802,771	1,563,531

CHANGES IN UNITS:
Beginning units	-	-	110,832	112,437	17,839	15,097	56,917	81,838
Units purchased	3,683	-	4,769	15,385	9,206	5,233	6,411	2,322
Units redeemed	(30)	-	(37,714)	(16,990)	(3,889)	(2,491)	(7,237)	(27,243)

Ending units	3,653	-	77,887	110,832	23,156	17,839	56,091	56,917

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSVRE		NVAMV1		GVAAA2		GVABD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,802	5,965	31,116	88,029	11,632	10,011	15,582	22,077
Realized gain (loss) on investments	360,486	113,243	89,263	24,166	72,858	(17,037)	24,900	(1,610)
Change in unrealized gain (loss) on investments	(103,004)	(108,526)	536,037	(124,508)	89,353	16,385	9,678	40,577
Reinvested capital gains	-	-	284,491	18,745	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	259,284	10,682	940,907	6,432	173,843	9,359	50,160	61,044

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	48,988	18,521	232,098	268,108	59,578	59,197	30,228	39,390
Transfers between funds	(23,711)	434,872	(611,969)	(239,593)	453,543	(64,943)	7,395	(53,059)
Surrenders (note 6)	(213,714)	(104,622)	(545,420)	(761,527)	(250,293)	(104,165)	(281,187)	(54,881)
Death Benefits (note 4)	(38,138)	-	(8,492)	(101,736)	(11,079)	-	(26,263)	-
Net policy repayments (loans) (note 5)	82,682	(3,910)	45,478	152,749	32,566	(3,958)	(3,200)	(4,909)
Deductions for surrender charges (note 2d)	-	-	(19)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(47,572)	(34,904)	(404,578)	(404,039)	(52,958)	(42,603)	(33,859)	(39,852)
Asset charges (note 3):
MSP contracts	-	-	(3,415)	(3,795)	(607)	(644)	(451)	(647)
SL contracts or LSFP contracts	(1,930)	(2,490)	(2,760)	(2,996)	-	-	-	-
Adjustments to maintain reserves	76	12	111	(23)	16	(3)	4	6

Net equity transactions	(193,319)	307,479	(1,298,966)	(1,092,852)	230,766	(157,119)	(307,333)	(113,952)

Net change in contract owners’ equity	65,965	318,161	(358,059)	(1,086,420)	404,609	(147,760)	(257,173)	(52,908)
Contract owners’ equity beginning of period	1,804,675	1,486,514	7,281,235	8,367,655	976,739	1,124,499	1,208,568	1,261,476

Contract owners’ equity end of period	$1,870,640	1,804,675	6,923,176	7,281,235	1,381,348	976,739	951,395	1,208,568

CHANGES IN UNITS:
Beginning units	56,216	44,984	514,465	591,848	91,610	105,848	101,073	111,032
Units purchased	997	15,832	23,167	28,434	46,447	13,955	3,179	4,920
Units redeemed	(5,772)	(4,600)	(108,811)	(105,817)	(25,404)	(28,193)	(28,043)	(14,879)

Ending units	51,441	56,216	428,821	514,465	112,653	91,610	76,209	101,073

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,028	8,359	(4,981)	(5,095)	3,822	5,217	8,358	11,152
Realized gain (loss) on investments	129,493	87,494	106,110	142,955	73,230	(6,589)	(3,859)	(3,279)
Change in unrealized gain (loss) on investments	151,867	(271,240)	170,142	(242,023)	56,627	(26,492)	13,578	(2,530)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	285,388	(175,387)	271,271	(104,163)	133,679	(27,864)	18,077	5,343

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	104,991	67,745	78,732	119,083	77,747	55,275	-	-
Transfers between funds	(334,211)	(55,968)	(307,442)	(184,807)	(270,683)	12,175	(10,720)	(6,214)
Surrenders (note 6)	(177,428)	(54,525)	(93,739)	(270,789)	(181,103)	(37,134)	(26,591)	(10,099)
Death Benefits (note 4)	(17,286)	-	(40,345)	-	-	-	(3,975)	-
Net policy repayments (loans) (note 5)	515	13,272	9,901	71,113	(2,598)	6,161	(101)	(139)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(67,415)	(80,752)	(83,496)	(96,401)	(37,974)	(40,136)	(4,063)	(4,815)
Asset charges (note 3):
MSP contracts	(618)	(758)	(898)	(983)	(240)	(214)	(570)	(611)
SL contracts or LSFP contracts	-	-	-	-	-	-	(90)	(84)
Adjustments to maintain reserves	183	(14)	35	48	12	(4)	6	(6)

Net equity transactions	(491,269)	(111,000)	(437,252)	(362,736)	(414,839)	(3,877)	(46,104)	(21,968)

Net change in contract owners’ equity	(205,881)	(286,387)	(165,981)	(466,899)	(281,160)	(31,741)	(28,027)	(16,625)
Contract owners’ equity beginning of period	1,669,722	1,956,109	1,798,228	2,265,127	1,032,782	1,064,523	134,290	150,915

Contract owners’ equity end of period	$1,463,841	1,669,722	1,632,247	1,798,228	751,622	1,032,782	106,263	134,290

CHANGES IN UNITS:
Beginning units	157,982	167,063	182,925	218,683	121,678	122,016	7,746	9,042
Units purchased	10,849	10,440	7,965	19,383	5,884	9,002	90	-
Units redeemed	(54,723)	(19,521)	(48,716)	(55,141)	(51,549)	(9,340)	(2,452)	(1,296)

Ending units	114,108	157,982	142,174	182,925	76,013	121,678	5,384	7,746

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	HIBF3		GEM		GEM3		GIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$127,650	147,091	(2,542)	(797)	(257)	8,669	2,590	5,276
Realized gain (loss) on investments	71,873	29,182	19,131	104,373	48,213	57,121	18,641	(75,093)
Change in unrealized gain (loss) on investments	39,543	(111,679)	130,064	(402,458)	362,606	(916,508)	66,091	(93)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	239,066	64,594	146,653	(298,882)	410,562	(850,718)	87,322	(69,910)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,041	84,481	22,708	5,731	139,862	169,495	26,677	27,359
Transfers between funds	(130,439)	158,358	(32,995)	(120,326)	(374,997)	(109,387)	(32,244)	(77,013)
Surrenders (note 6)	(320,776)	(188,333)	(61,734)	(167,428)	(227,697)	(186,394)	(34,196)	(88,570)
Death Benefits (note 4)	-	-	(4,873)	(5,455)	(12,371)	(14,101)	-	(6,278)
Net policy repayments (loans) (note 5)	17,811	(7,567)	(13,895)	(11,603)	31,669	(8,884)	7,874	7,865
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,237)	(71,718)	(37,253)	(44,721)	(157,658)	(173,770)	(20,810)	(25,792)
Asset charges (note 3):
MSP contracts	(1,268)	(1,015)	-	-	(1,371)	(1,747)	(240)	(245)
SL contracts or LSFP contracts	(224)	(259)	(70)	(85)	(1,094)	(1,376)	(409)	(422)
Adjustments to maintain reserves	48	(15)	22	(17)	30	(39)	16	(8)

Net equity transactions	(441,044)	(26,068)	(128,090)	(343,904)	(603,627)	(326,203)	(53,332)	(163,104)

Net change in contract owners’ equity	(201,978)	38,526	18,563	(642,786)	(193,065)	(1,176,921)	33,990	(233,014)
Contract owners’ equity beginning of period	1,926,297	1,887,771	964,637	1,607,423	2,813,231	3,990,152	580,823	813,837

Contract owners’ equity end of period	$1,724,319	1,926,297	983,200	964,637	2,620,166	2,813,231	614,813	580,823

CHANGES IN UNITS:
Beginning units	133,932	135,558	46,053	58,584	175,916	192,806	49,914	63,190
Units purchased	9,587	17,841	123	1,159	10,090	10,458	2,841	3,726
Units redeemed	(38,688)	(19,467)	(5,785)	(13,690)	(45,647)	(27,348)	(6,819)	(17,002)

Ending units	104,831	133,932	40,391	46,053	140,359	175,916	45,936	49,914

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG3		NVNMO1		NVNSR1		NVCRA1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,670	29,104	106,363	6,178	126	548	715	1,826
Realized gain (loss) on investments	70,642	95,396	99,344	224,257	1,309	2,726	5,834	3,124
Change in unrealized gain (loss) on investments	409,585	(521,246)	691,865	(1,886,597)	19,497	(18,843)	8,287	(18,511)
Reinvested capital gains	-	-	819,234	101,721	-	-	7,054	1,971

Net increase (decrease) in contract owners’ equity resulting from operations	491,897	(396,746)	1,716,806	(1,554,441)	20,932	(15,569)	21,890	(11,590)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	163,252	177,947	619,849	741,187	4,043	3,607	22,632	41,709
Transfers between funds	(25,556)	277,840	(213,885)	(428,182)	(153,802)	243,483	21,617	30,580
Surrenders (note 6)	(286,905)	(330,087)	(745,984)	(913,768)	(2,511)	(10,493)	(25,272)	(1,470)
Death Benefits (note 4)	(29,761)	-	(121,962)	(96,123)	-	-	-	-
Net policy repayments (loans) (note 5)	66,374	(461)	113,043	(352)	(30)	(2,222)	(16)	(21)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(187,938)	(205,358)	(697,257)	(751,483)	(13,802)	(17,789)	(19,926)	(21,289)
Asset charges (note 3):
MSP contracts	(2,292)	(2,524)	(6,661)	(7,722)	-	-	-	-
SL contracts or LSFP contracts	-	-	(6)	(6)	-	-	-	-
Adjustments to maintain reserves	60	(25)	264	(33)	317	10	8	(2)

Net equity transactions	(302,766)	(82,668)	(1,052,599)	(1,456,482)	(165,785)	216,596	(957)	49,507

Net change in contract owners’ equity	189,131	(479,414)	664,207	(3,010,923)	(144,853)	201,027	20,933	37,917
Contract owners’ equity beginning of period	3,393,119	3,872,533	10,935,878	13,946,801	236,858	35,831	138,253	100,336

Contract owners’ equity end of period	$3,582,250	3,393,119	11,600,085	10,935,878	92,005	236,858	159,186	138,253

CHANGES IN UNITS:
Beginning units	472,896	484,567	1,376,634	1,543,482	24,827	3,617	15,796	10,685
Units purchased	30,504	71,634	97,229	106,150	410	23,218	4,634	7,593
Units redeemed	(69,241)	(83,305)	(218,729)	(272,998)	(16,543)	(2,008)	(4,660)	(2,482)

Ending units	434,159	472,896	1,255,134	1,376,634	8,694	24,827	15,770	15,796

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,266	4,113	4,544	7,280	19,651	2,853	9,593	20,350
Realized gain (loss) on investments	3,674	18,134	14,661	2,100	2,080	6,452	23,578	78,359
Change in unrealized gain (loss) on investments	8,730	(25,295)	30,757	(33,157)	45,124	(6,379)	58,991	(132,797)
Reinvested capital gains	1,895	1,394	6,959	2,742	20,767	564	14,887	6,389

Net increase (decrease) in contract owners’ equity resulting from operations	15,565	(1,654)	56,921	(21,035)	87,622	3,490	107,049	(27,699)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,674	7,085	30,242	31,889	24,422	12,820	44,203	38,535
Transfers between funds	102,448	50,477	63,482	99,656	1,309,173	(131,623)	43,078	59,074
Surrenders (note 6)	(19,501)	(98,779)	(17,533)	(53,844)	(22,226)	(5,817)	(37,751)	(161,406)
Death Benefits (note 4)	-	-	-	-	-	(25,187)	-	-
Net policy repayments (loans) (note 5)	(2,594)	(1,158)	(361)	(470)	8,138	50	17,936	19,734
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,508)	(45,340)	(28,658)	(42,884)	(26,830)	(18,166)	(65,346)	(88,842)
Asset charges (note 3):
MSP contracts	(44)	(43)	(46)	(45)	(49)	(206)	(823)	(800)
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(12)	4	8	(6)	7	1	9	6

Net equity transactions	80,463	(87,754)	47,134	34,296	1,292,635	(168,128)	1,306	(133,699)

Net change in contract owners’ equity	96,028	(89,408)	104,055	13,261	1,380,257	(164,638)	108,355	(161,398)
Contract owners’ equity beginning of period	142,007	231,415	401,569	388,308	135,024	299,662	915,081	1,076,479

Contract owners’ equity end of period	$238,035	142,007	505,624	401,569	1,515,281	135,024	1,023,436	915,081

CHANGES IN UNITS:
Beginning units	13,929	22,194	41,773	38,825	12,223	27,448	92,039	105,271
Units purchased	10,314	3,152	9,210	12,957	123,303	2,738	11,187	17,842
Units redeemed	(3,201)	(11,417)	(4,502)	(10,009)	(7,088)	(17,963)	(11,197)	(31,074)

Ending units	21,042	13,929	46,481	41,773	128,438	12,223	92,029	92,039

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$3,316	5,793	4,570	9,169	12,335	10,992	3,853	2,997
Realized gain (loss) on investments	5,169	10,410	14,069	28,633	10,147	5,577	959	2,083
Change in unrealized gain (loss) on investments	35,192	(31,399)	9,618	(38,392)	6,012	4,113	4,609	2,437
Reinvested capital gains	12,225	2,579	7,324	2,556	2,859	-	3,946	121

Net increase (decrease) in contract owners’ equity resulting from operations	55,902	(12,617)	35,581	1,966	31,353	20,682	13,367	7,638

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	119,713	113,526	21,451	12,342	23,580	6,222	6,518	5,900
Transfers between funds	-	16,959	32,946	119,479	38,001	204,914	63,140	72,964
Surrenders (note 6)	(19,267)	(29,202)	(63,201)	(224,546)	(105,294)	(8,910)	(3,869)	(3,275)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	962	13,470	17,637	(38,039)	(2,177)	852	(2,336)	(327)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(31,113)	(20,901)	(44,496)	(30,626)	(13,521)	(11,567)	(10,431)	(5,625)
Asset charges (note 3):
MSP contracts	-	-	(1,279)	(1,262)	(218)	(330)	-	(33)
SL contracts or LSFP contracts	-	-	-	-	(266)	(176)	-	-
Adjustments to maintain reserves	12	2	7	(3)	3	(2)	4	10

Net equity transactions	70,307	93,854	(36,935)	(162,655)	(59,892)	191,003	53,026	69,614

Net change in contract owners’ equity	126,209	81,237	(1,354)	(160,689)	(28,539)	211,685	66,393	77,252
Contract owners’ equity beginning of period	363,514	282,277	350,246	510,935	493,562	281,877	143,267	66,015

Contract owners’ equity end of period	$489,723	363,514	348,892	350,246	465,023	493,562	209,660	143,267

CHANGES IN UNITS:
Beginning units	39,348	28,988	33,039	47,944	40,724	24,675	10,922	5,333
Units purchased	12,487	15,780	5,849	13,107	7,734	17,963	5,739	7,810
Units redeemed	(5,384)	(5,420)	(8,929)	(28,012)	(12,481)	(1,914)	(1,691)	(2,221)

Ending units	46,451	39,348	29,959	33,039	35,977	40,724	14,970	10,922

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TRF		GBF		CAF		GVIX6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$337,090	238,238	162,396	262,950	(5,446)	778	11,994	15,186
Realized gain (loss) on investments	(909,440)	(1,175,009)	41,077	(7,273)	334,165	(120,956)	(5,265)	(88,082)
Change in unrealized gain (loss) on investments	5,980,991	978,156	(276,212)	416,282	1,218,560	(61,303)	80,969	(54,752)
Reinvested capital gains	-	-	320,659	32,194	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,408,641	41,385	247,920	704,153	1,547,279	(181,481)	87,698	(127,648)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,407,021	3,666,045	376,459	414,490	941,227	1,040,477	4,611	8,756
Transfers between funds	(285,049)	(275,736)	(365,835)	(376,070)	(136,249)	370,139	1,442	134,419
Surrenders (note 6)	(3,473,186)	(3,347,145)	(871,919)	(714,403)	(979,433)	(1,074,816)	(14,371)	(10,222)
Death Benefits (note 4)	(908,073)	(618,854)	(403,302)	(128,786)	(35,972)	(163,245)	-	(6,698)
Net policy repayments (loans) (note 5)	778,139	540,650	62,266	147,351	77,724	148,037	(14,422)	(25,314)
Deductions for surrender charges (note 2d)	(348)	(3,082)	(3)	(2,725)	(19)	(192)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,952,998)	(4,073,055)	(556,356)	(607,067)	(1,038,209)	(1,084,883)	(15,283)	(18,365)
Asset charges (note 3):
MSP contracts	(12,672)	(14,024)	(11,944)	(11,970)	(2,852)	(3,445)	(1,238)	(1,469)
SL contracts or LSFP contracts	(5,702)	(6,203)	(1,576)	(1,703)	(3,012)	(2,929)	-	-
Adjustments to maintain reserves	1,645	(302)	221	179	456	(105)	17	(3)

Net equity transactions	(4,451,223)	(4,131,706)	(1,771,989)	(1,280,704)	(1,176,339)	(770,962)	(39,244)	81,104

Net change in contract owners’ equity	957,418	(4,090,321)	(1,524,069)	(576,551)	370,940	(952,443)	48,454	(46,544)
Contract owners’ equity beginning of period	41,567,827	45,658,148	10,907,065	11,483,616	11,683,457	12,635,900	507,260	553,804

Contract owners’ equity end of period	$42,525,245	41,567,827	9,382,996	10,907,065	12,054,397	11,683,457	555,714	507,260

CHANGES IN UNITS:
Beginning units	1,206,188	1,326,428	359,233	403,642	606,750	631,903	62,729	59,497
Units purchased	115,752	130,677	18,426	19,254	51,119	100,763	2,199	9,687
Units redeemed	(241,020)	(250,917)	(79,196)	(63,663)	(106,272)	(125,916)	(6,558)	(6,455)

Ending units	1,080,920	1,206,188	298,463	359,233	551,597	606,750	58,370	62,729

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDA		NVDBL2		NVDCA2		GVIDC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	17,930	24,986	1,063	2,491	922	523	7,276	17,352
Realized gain (loss) on investments		26,989	5,671	205	5,074	935	(1,279)	48,390	17,546
Change in unrealized gain (loss) on investments		212,611	(106,615)	4,700	(9,200)	6,467	(2,166)	(25,148)	(15,725)
Reinvested capital gains		-	-	934	75	1,113	61	12,655	3,085

Net increase (decrease) in contract owners’ equity resulting from operations		257,530	(75,958)	6,902	(1,560)	9,437	(2,861)	43,173	22,258

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		123,514	123,131	5,458	10,746	2,957	628	25,179	21,298
Transfers between funds		(33,679)	(161,937)	13,082	(154,020)	1,752	84,218	20,369	104,801
Surrenders (note 6)		(146,188)	(185,315)	-	(7,047)	(60)	(559)	(268,212)	(57,836)
Death Benefits (note 4)		(38,456)	-	-	-	-	-	-	(10,326)
Net policy repayments (loans) (note 5)		30,282	(10,952)	1,579	50	(26)	(27)	14	(8,937)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(108,274)	(108,527)	(3,699)	(2,558)	(6,818)	(3,094)	(57,871)	(49,665)
Asset charges (note 3):
MSP contracts		(531)	(521)	-	(5)	-	-	(698)	(637)
SL contracts or LSFP contracts		-	(79)	-	-	-	-	(240)	(217)
Adjustments to maintain reserves		38	4	9	-	318	18	(8)	9

Net equity transactions		(173,294)	(344,196)	16,429	(152,834)	(1,877)	81,184	(281,467)	(1,510)

Net change in contract owners’ equity		84,236	(420,154)	23,331	(154,394)	7,560	78,323	(238,294)	20,748
Contract owners’ equity beginning of period		1,787,581	2,207,735	70,506	224,900	81,979	3,656	951,825	931,077

Contract owners’ equity end of period	$	1,871,817	1,787,581	93,837	70,506	89,539	81,979	713,531	951,825

CHANGES IN UNITS:
Beginning units		127,486	150,136	5,552	17,744	6,154	271	68,635	68,634
Units purchased		10,779	15,998	1,624	1,606	901	6,328	9,108	11,884
Units redeemed		(22,534)	(38,648)	(376)	(13,798)	(1,025)	(445)	(28,639)	(11,883)

Ending units		115,731	127,486	6,800	5,552	6,030	6,154	49,104	68,635

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDM		GVDMA		GVDMC		MCIF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	52,180	84,548	51,620	81,268	35,624	50,790	23,678	13,952
Realized gain (loss) on investments		(165,469)	(113,634)	(215,257)	(102,560)	(8,844)	(66,936)	644,050	(37,541)
Change in unrealized gain (loss) on investments		589,032	(3,079)	802,170	(114,778)	171,283	62,203	(213,331)	(227,853)
Reinvested capital gains		-	-	-	-	11,904	-	327,787	80,462

Net increase (decrease) in contract owners’ equity resulting from operations		475,743	(32,165)	638,533	(136,070)	209,967	46,057	782,184	(170,980)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		265,019	492,101	240,749	254,447	180,806	179,165	199,459	217,539
Transfers between funds		(184,986)	208,045	121,188	28,628	79,292	(284,438)	(244,547)	483,979
Surrenders (note 6)		(432,003)	(387,048)	(981,284)	(764,165)	(140,628)	(134,498)	(469,675)	(439,266)
Death Benefits (note 4)		(217,456)	(7,003)	(5,943)	-	-	(2,526)	(25,830)	(53,517)
Net policy repayments (loans) (note 5)		(21,696)	31,014	133,735	324,975	21,281	(4,507)	123,254	492
Deductions for surrender charges (note 2d)		-	-	(538)	(7,000)	-	-	-	(774)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(325,880)	(336,141)	(289,755)	(311,783)	(106,128)	(112,020)	(436,066)	(413,267)
Asset charges (note 3):
MSP contracts		(9,200)	(10,411)	(3,378)	(3,481)	(1,859)	(1,951)	(2,128)	(2,672)
SL contracts or LSFP contracts		(1,314)	(1,329)	(975)	(1,018)	(111)	(271)	(847)	(1,254)
Adjustments to maintain reserves		100	(31)	110	(11)	50	(4)	92	2

Net equity transactions		(927,416)	(10,803)	(786,091)	(479,408)	32,703	(361,050)	(856,288)	(208,738)

Net change in contract owners’ equity		(451,673)	(42,968)	(147,558)	(615,478)	242,670	(314,993)	(74,104)	(379,718)
Contract owners’ equity beginning of period		4,946,400	4,989,368	5,138,142	5,753,620	2,744,995	3,059,988	5,019,975	5,399,693

Contract owners’ equity end of period	$	4,494,727	4,946,400	4,990,584	5,138,142	2,987,665	2,744,995	4,945,871	5,019,975

CHANGES IN UNITS:
Beginning units		341,515	343,926	359,038	390,963	189,958	215,942	278,335	289,034
Units purchased		31,798	52,263	26,454	28,193	18,887	20,078	13,591	39,527
Units redeemed		(90,788)	(54,674)	(77,414)	(60,118)	(16,171)	(46,062)	(57,296)	(50,226)

Ending units		282,525	341,515	308,078	359,038	192,674	189,958	234,630	278,335

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG3		GVDIVI		GVDIV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(130,737)	(109,669)	1,196	36,794	(176)	1,971	(371)	7,741
Realized gain (loss) on investments	15	-	131,132	142,671	(8,517)	(64,097)	(194)	(51,322)
Change in unrealized gain (loss) on investments	(6)	-	462,423	(630,651)	29,727	29,858	70,166	(52,208)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(130,728)	(109,669)	594,751	(451,186)	21,034	(32,268)	69,601	(95,789)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,515,551	1,277,662	209,643	222,852	-	-	34,196	42,654
Transfers between funds	4,184,820	8,844,186	(96,070)	53,206	-	(3,229)	(31,553)	(180,521)
Surrenders (note 6)	(6,218,103)	(4,224,040)	(367,607)	(425,446)	(2,304)	(95,754)	(40,124)	(68,894)
Death Benefits (note 4)	(300,085)	(377,413)	(170,606)	(25,510)	(2,248)	-	(17,989)	-
Net policy repayments (loans) (note 5)	910,296	683,595	110,627	(26,524)	(229)	(2,440)	(937)	(19,541)
Deductions for surrender charges (note 2d)	(6,289)	(6,122)	(356)	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,968,265)	(1,552,073)	(255,917)	(275,458)	(5,629)	(7,667)	(26,112)	(28,566)
Asset charges (note 3):
MSP contracts	(15,414)	(16,498)	(1,618)	(1,785)	-	-	(167)	(179)
SL contracts or LSFP contracts	(8,546)	(8,249)	-	(16)	(24)	(26)	(194)	(225)
Adjustments to maintain reserves	453	(421)	82	(21)	(15)	(5)	9	55

Net equity transactions	(1,905,582)	4,620,627	(571,822)	(478,702)	(10,449)	(109,121)	(82,871)	(255,217)

Net change in contract owners’ equity	(2,036,310)	4,510,958	22,929	(929,888)	10,585	(141,389)	(13,270)	(351,006)
Contract owners’ equity beginning of period	24,176,509	19,665,551	4,178,990	5,108,878	130,775	272,164	470,118	821,124

Contract owners’ equity end of period	$22,140,199	24,176,509	4,201,919	4,178,990	141,360	130,775	456,848	470,118

CHANGES IN UNITS:
Beginning units	1,421,436	1,169,758	486,078	542,276	9,298	16,122	54,042	78,835
Units purchased	459,736	575,504	34,140	43,031	-	147	5,292	6,236
Units redeemed	(587,614)	(323,826)	(96,282)	(99,229)	(686)	(6,971)	(14,379)	(31,029)

Ending units	1,293,558	1,421,436	423,936	486,078	8,612	9,298	44,955	54,042

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLG1		NVMLV1		NVMMG1		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(652)	(8,600)	10,292	9,325	(149,265)	(156,832)	100,678	49,343
Realized gain (loss) on investments	74,305	31,706	(4,983)	13,900	1,225,296	1,064,863	519,826	398,752
Change in unrealized gain (loss) on investments	132,457	(87,815)	187,385	(164,321)	24,284	(2,198,178)	288,589	(1,078,934)
Reinvested capital gains	39,903	-	-	44,577	2,407,452	-	1,791,437	80,983

Net increase (decrease) in contract owners’ equity resulting from operations	246,013	(64,709)	192,694	(96,519)	3,507,767	(1,290,147)	2,700,530	(549,856)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	152,236	85,712	72,701	105,692	1,279,468	1,415,357	784,762	858,953
Transfers between funds	(217,061)	(25,182)	(34,922)	(44,168)	(494,308)	(467,627)	(327,162)	(207,765)
Surrenders (note 6)	(215,598)	(186,187)	(170,229)	(125,815)	(2,549,379)	(1,845,986)	(1,753,093)	(1,481,560)
Death Benefits (note 4)	-	(19,729)	(28,110)	(6,066)	(273,262)	(174,012)	(53,127)	(41,752)
Net policy repayments (loans) (note 5)	35,510	(15,891)	(5,091)	(27,249)	255,211	39,992	204,163	111,600
Deductions for surrender charges (note 2d)	(204)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(93,931)	(99,420)	(69,731)	(78,183)	(1,665,594)	(1,765,381)	(1,055,635)	(1,095,869)
Asset charges (note 3):
MSP contracts	(972)	(955)	(344)	(647)	(8,237)	(8,312)	(5,731)	(5,887)
SL contracts or LSFP contracts	(758)	(736)	(535)	(941)	(167)	(209)	(22)	(33)
Adjustments to maintain reserves	25	(76)	18	(13,029)	481	(9,750)	331	21

Net equity transactions	(340,753)	(262,464)	(236,243)	(190,406)	(3,455,787)	(2,815,928)	(2,205,514)	(1,862,292)

Net change in contract owners’ equity	(94,740)	(327,173)	(43,549)	(286,925)	51,980	(4,106,075)	495,016	(2,412,148)
Contract owners’ equity beginning of period	1,597,717	1,924,890	1,245,266	1,532,191	25,153,981	29,260,056	18,051,650	20,463,798

Contract owners’ equity end of period	$1,502,977	1,597,717	1,201,717	1,245,266	25,205,961	25,153,981	18,546,666	18,051,650

CHANGES IN UNITS:
Beginning units	175,647	204,503	146,217	167,050	2,648,801	2,934,551	1,788,622	1,969,690
Units purchased	11,131	13,145	11,674	14,363	178,802	184,853	109,851	111,839
Units redeemed	(44,205)	(42,001)	(37,352)	(35,196)	(504,626)	(470,603)	(309,990)	(292,907)

Ending units	142,573	175,647	120,539	146,217	2,322,977	2,648,801	1,588,483	1,788,622

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF		SCVF		SCF		MSBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,652)	(12,312)	16,681	(1,295)	(58,128)	4,461	44,099	66,435
Realized gain (loss) on investments	33,920	274,872	(198,584)	(286,032)	(608,234)	(874,181)	54,035	38,288
Change in unrealized gain (loss) on investments	171,186	(370,241)	1,049,462	9,738	2,899,453	(223,275)	152,197	(26,044)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	193,454	(107,681)	867,559	(277,589)	2,233,091	(1,092,995)	250,331	78,679

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	35,382	52,363	168,024	198,942	606,513	671,358	32,154	36,839
Transfers between funds	35,259	558,971	(49,390)	(9,715)	(307,582)	(287,210)	212,206	645,156
Surrenders (note 6)	(283,659)	(63,726)	(486,984)	(571,718)	(1,343,282)	(1,613,219)	(231,233)	(121,950)
Death Benefits (note 4)	(6,626)	-	(71,191)	(41,852)	(263,482)	(194,921)	-	-
Net policy repayments (loans) (note 5)	(98,459)	(4,690)	30,538	(12,122)	256,839	84,806	(5,872)	(13)
Deductions for surrender charges (note 2d)	-	-	-	-	(137)	(341)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(66,133)	(69,742)	(258,296)	(271,178)	(872,059)	(982,638)	(99,295)	(60,491)
Asset charges (note 3):
MSP contracts	(405)	(390)	(2,420)	(2,799)	(7,269)	(7,951)	(1,395)	(1,272)
SL contracts or LSFP contracts	(408)	(308)	(3,759)	(3,564)	(4,117)	(4,652)	(650)	(434)
Adjustments to maintain reserves	37	237	68	(13)	4,609	(3,083)	(101)	40

Net equity transactions	(385,012)	472,715	(673,410)	(714,019)	(1,929,967)	(2,337,851)	(94,186)	497,875

Net change in contract owners’ equity	(191,558)	365,034	194,149	(991,608)	303,124	(3,430,846)	156,145	576,554
Contract owners’ equity beginning of period	1,744,746	1,379,712	4,692,118	5,683,726	15,707,281	19,138,127	2,045,724	1,469,170

Contract owners’ equity end of period	$1,553,188	1,744,746	4,886,267	4,692,1185	16,010,405	15,707,281	2,201,869	2,045,724

CHANGES IN UNITS:
Beginning units	248,091	192,212	209,000	239,727	431,988	493,349	117,076	87,760
Units purchased	19,317	79,028	10,824	13,001	20,542	23,957	13,894	38,085
Units redeemed	(73,250)	(23,149)	(39,124)	(43,728)	(69,428)	(85,318)	(18,192)	(8,769)

Ending units	194,158	248,091	180,700	209,000	383,102	431,988	112,778	117,076

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVSTB2		NVOLG1		NVTIV3		EIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,481	5,670	`79,688	78,991	1,886	1,376	3,402	5,560
Realized gain (loss) on investments	676	(3,222)	634,926	69,259	(1,698)	(2,594)	48,216	(42,770)
Change in unrealized gain (loss) on investments	8,918	(2,075)	6,982,530	(1,524,082)	9,221	(8,412)	42,150	21,874
Reinvested capital gains	-	-	-	173,895	1,159	69	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,075	373	7,697,144	(1,201,937)	10,568	(9,561)	93,768	(15,336)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,609	14,261	1,899,617	2,140,290	2,395	13,426	38,158	42,428
Transfers between funds	158,710	(33,903)	(1,899,784)	(3,335,135)	40,123	12,649	(121,494)	(2,435)
Surrenders (note 6)	(85,247)	(38,992)	(3,439,428)	(4,672,504)	(961)	(8,994)	(109,079)	(141,189)
Death Benefits (note 4)	-	-	(729,968)	(553,149)	-	-	-	-
Net policy repayments (loans) (note 5)	(4,150)	1,299	334,747	180,998	133	37	25,937	23,917
Deductions for surrender charges (note 2d)	-	-	(190)	(4,702)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(16,327)	(15,982)	(2,616,231)	(2,720,424)	(4,995)	(5,433)	(42,044)	(48,018)
Asset charges (note 3):
MSP contracts	(128)	(188)	(18,470)	(19,706)	-	-	(7)	(19)
SL contracts or LSFP contracts	-	-	(15,666)	(16,252)	(49)	(16)	(259)	(193)
Adjustments to maintain reserves	13	6	1,501	(80)	(16)	5	(8)	(4)

Net equity transactions	66,480	(73,499)	(6,483,872)	(9,000,664)	36,630	11,674	(208,796)	(125,513)

Net change in contract owners’ equity	80,555	(73,126)	1,213,272	(10,202,601)	47,198	2,113	(115,028)	(140,849)
Contract owners’ equity beginning of period	449,202	522,328	44,368,510	54,571,111	47,658	45,545	617,215	758,064

Contract owners’ equity end of period	$529,757	449,202	45,581,782	44,368,510	94,856	47,658	502,187	617,215

CHANGES IN UNITS:
Beginning units	41,430	48,536	3,238,286	3,873,569	3,984	3,316	40,014	47,749
Units purchased	10,191	3,055	75,013	201,686	3,536	1,264	4,342	3,506
Units redeemed	(4,194)	(10,161)	(596,471)	(836,969)	(886)	(596)	(16,845)	(11,241)

Ending units	47,427	41,430	2,816,828	3,238,286	6,634	3,984	27,511	40,014

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVRE1		ALVGIA		ALVSVA		ACVB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$46,021	32,905	2,737	1,949	(10)	730	62,464	51,014
Realized gain (loss) on investments	855,789	590,310	34,392	15,525	38,600	63,674	79	(58,159)
Change in unrealized gain (loss) on investments	(436,653)	(128,136)	9,283	(618)	79,910	(176,863)	370,623	190,455
Reinvested capital gains	864,675	37,461	-	-	24,568	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,329,832	532,540	46,412	16,856	143,068	(112,459)	433,166	183,310

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	359,081	404,998	7,309	21,285	107,043	36,784	187,333	177,123
Transfers between funds	(207,653)	235,903	(5,153)	87,409	(47,603)	(84,011)	388,561	107,858
Surrenders (note 6)	(1,191,253)	(649,690)	(5,820)	(60,111)	(140,425)	(119,242)	(115,126)	(278,415)
Death Benefits (note 4)	(116,136)	(43,955)	-	-	(28,103)	-	(104,463)	(138,534)
Net policy repayments (loans) (note 5)	(9,600)	(13,592)	(18,977)	(2,644)	291	3,454	17,174	33,608
Deductions for surrender charges (note 2d)	(360)	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(522,794)	(504,176)	(17,250)	(15,616)	(44,917)	(54,443)	(257,607)	(225,976)
Asset charges (note 3):
MSP contracts	(3,944)	(3,953)	(145)	(88)	(402)	(856)	(2,226)	(2,744)
SL contracts or LSFP contracts	(1,188)	(750)	(19)	(17)	(253)	(331)	(822)	39
Adjustments to maintain reserves	181	32	2	2	(5)	(10)	89	3

Net equity transactions	(1,693,666)	(575,183)	(40,053)	30,220	(154,374)	(218,655)	112,913	(327,038)

Net change in contract owners’ equity	(363,834)	(42,643)	6,359	47,076	(11,306)	(331,114)	546,079	(143,728)
Contract owners’ equity beginning of period	9,239,860	9,282,503	288,279	241,203	1,000,046	1,331,160	3,793,141	3,936,869

Contract owners’ equity end of period	$8,876,026	9,239,860	294,638	288,279	988,740	1,000,046	4,339,220	3,793,141

CHANGES IN UNITS:
Beginning units	919,617	978,940	19,480	17,280	47,496	57,763	163,757	177,862
Units purchased	58,784	78,753	618	7,384	2,505	4,497	25,043	18,274
Units redeemed	(211,340)	(138,076)	(3,071)	(5,184)	(10,113)	(14,764)	(21,351)	(32,379)

Ending units	767,061	919,617	17,027	19,480	39,888	47,496	167,449	163,757

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVCA		ACVIG		ACVIP2		ACVI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,740)	(11,689)	26,213	18,927	47,366	70,644	2,088	6,361
Realized gain (loss) on investments	11,810	30,556	(148,312)	(79,146)	83,527	48,313	(12,970)	(46,078)
Change in unrealized gain (loss) on investments	116,921	(123,789)	350,447	114,956	(23,970)	63,136	115,243	(48,950)
Reinvested capital gains	78,923	-	-	-	56,141	22,645	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	195,914	(104,922)	228,348	54,737	163,064	204,738	104,361	(88,667)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,982	14,900	60,347	80,457	82,875	115,693	22	350
Transfers between funds	28,921	(29,560)	(91,844)	122,469	64,691	442,600	17,545	(86,124)
Surrenders (note 6)	(15,236)	(49,999)	(259,726)	(159,088)	(263,735)	(96,964)	(147,183)	(45,509)
Death Benefits (note 4)	(77,341)	(78,685)	(125,027)	(3,531)	-	-	(21,436)	(6,595)
Net policy repayments (loans) (note 5)	71,571	26,127	79,904	(89,543)	3,229	(515)	141,227	2,792
Deductions for surrender charges (note 2d)	-	-	-	(4,439)	-	(653)	-	(873)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,715)	(41,002)	(99,970)	(100,423)	(122,898)	(84,258)	(23,644)	(23,512)
Asset charges (note 3):
MSP contracts	-	-	(1,915)	(2,060)	(3,080)	(2,373)	-	-
SL contracts or LSFP contracts	(1,142)	(1,185)	(438)	(439)	(386)	(409)	(1,213)	(1,540)
Adjustments to maintain reserves	1,104	(827)	14	(3)	43	15	2,438	(2,537)

Net equity transactions	(29,856)	(160,231)	(438,655)	(156,600)	(239,261)	373,136	(32,244)	(163,548)

Net change in contract owners’ equity	166,058	(265,153)	(210,307)	(101,863)	(76,197)	577,874	72,117	(252,215)
Contract owners’ equity beginning of period	1,296,493	1,561,646	1,734,536	1,836,399	2,414,844	1,836,970	544,239	796,454

Contract owners’ equity end of period	$1,462,551	1,296,493	1,524,229	1,734,536	2,338,647	2,414,844	616,356	544,239

CHANGES IN UNITS:
Beginning units	110,222	122,710	134,693	146,005	159,716	135,075	43,714	58,982
Units purchased	5,494	2,721	8,423	18,575	14,466	36,419	2,219	802
Units redeemed	(8,071)	(15,209)	(39,149)	(29,887)	(29,728)	(11,778)	(5,020)	(16,070)

Ending units	107,645	110,222	103,967	134,693	144,454	159,716	40,913	43,714

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVI3		ACVMV1		ACVU1		ACVV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,569	3,314	19,282	11,429	(253)	(138)	-	2
Realized gain (loss) on investments	21,829	14,108	49,650	44,464	2,835	10,543	-	25
Change in unrealized gain (loss) on investments	15,137	(44,492)	47,737	(136,598)	4,339	(10,152)	-	(1)
Reinvested capital gains	-	-	75,061	37,368	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	38,535	(27,070)	191,730	(43,337)	6,921	253	-	26

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,070	14,162	69,260	98,376	(3)	5,370	-	242
Transfers between funds	(10,238)	(13,016)	(215,884)	95,562	39,077	26,935	-	15
Surrenders (note 6)	(37,524)	(2,711)	(64,473)	(50,966)	-	(1,453)	-	-
Death Benefits (note 4)	-	-	-	(8,416)	-	(12,720)	-	-
Net policy repayments (loans) (note 5)	537	84	(10,982)	(16,014)	(428)	(433)	-	(260)
Deductions for surrender charges (note 2d)	-	(51)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,784)	(6,511)	(57,371)	(59,067)	(11,082)	(11,459)	-	-
Asset charges (note 3):
MSP contracts	-	-	(390)	(488)	-	-	-	-
SL contracts or LSFP contracts	(834)	(947)	(8)	(57)	(150)	(100)	-	-
Adjustments to maintain reserves	(1)	1	23	9	5	-	-	(141)

Net equity transactions	(36,774)	(8,989)	(279,825)	58,939	27,419	6,140	-	(144)

Net change in contract owners’ equity	1,761	(36,059)	(88,095)	15,602	34,340	6,393	-	(118)
Contract owners’ equity beginning of period	207,937	243,996	1,413,783	1,398,181	46,196	39,803	-	118

Contract owners’ equity end of period	$209,698	207,937	1,325,688	1,413,783	80,536	46,196	-	-

CHANGES IN UNITS:
Beginning units	16,408	16,935	94,413	92,240	4,026	3,404	-	5
Units purchased	1,257	1,081	3,252	12,769	2,923	2,765	-	-
Units redeemed	(4,008)	(1,608)	(21,197)	(10,596)	(861)	(2,143)	-	(5)

Ending units	13,657	16,408	76,468	94,413	6,088	4,026	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVVS1		DVSCS		DCAP		DSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	-	(521)	1,246	175,533	47,787	(1,270)	(360)
Realized gain (loss) on investments	360	6,318	200,224	119,993	275,791	(19,447)	8,424	(1,781)
Change in unrealized gain (loss) on investments	4,905	(8,941)	(18,936)	(165,133)	85,359	315,547	34,854	(37,829)
Reinvested capital gains	-	-	69,247	4,258	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,265	(2,623)	250,014	(39,636)	536,683	343,887	42,008	(39,970)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5	(39)	97,354	57,684	193,370	169,112	22,213	22,909
Transfers between funds	(33)	(4,928)	27,629	290,443	(517,117)	1,421,578	191,571	39,050
Surrenders (note 6)	-	(3)	(396,902)	(100,571)	(352,943)	(307,249)	(8,105)	(32,256)
Death Benefits (note 4)	-	-	-	(5,579)	(2,834)	(22,666)	(5,659)	-
Net policy repayments (loans) (note 5)	28	45	961	270	18,396	(54,449)	(2,024)	9,568
Deductions for surrender charges (note 2d)	-	-	(250)	-	(2)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(890)	(518)	(85,634)	(83,276)	(277,728)	(225,372)	(20,438)	(21,897)
Asset charges (note 3):
MSP contracts	-	-	(1,175)	(1,107)	(1,443)	(916)	-	-
SL contracts or LSFP contracts	(139)	(117)	(869)	(864)	(2,488)	(2,470)	(38)	(21)
Adjustments to maintain reserves	6	26	26	175	92	33	2	(18)

Net equity transactions	(1,023)	(5,534)	(358,860)	157,175	(942,697)	977,601	177,522	17,335

Net change in contract owners’ equity	4,242	(8,157)	(108,846)	117,539	(406,014)	1,321,488	219,530	(22,635)
Contract owners’ equity beginning of period	33,858	42,015	1,900,284	1,782,745	5,490,413	4,168,925	204,445	227,080

Contract owners’ equity end of period	$38,100	33,858	1,791,438	1,900,284	5,084,399	5,490,413	423,975	204,445

CHANGES IN UNITS:
Beginning units	2,700	3,086	116,307	109,263	321,432	264,181	17,180	16,375
Units purchased	2	-	7,831	20,958	22,610	93,584	15,612	5,635
Units redeemed	(74)	(386)	(29,002)	(13,914)	(86,064)	(36,333)	(3,085)	(4,830)

Ending units	2,628	2,700	95,136	116,307	257,978	321,432	29,707	17,180

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DGI		FVCA2P		FQB		FEIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,601	10,009	21	196	72,904	77,299	967,535	726,332
Realized gain (loss) on investments	12,242	20,322	3	21,028	15,426	13,817	12,183	(972,222)
Change in unrealized gain (loss) on investments	180,169	(65,960)	3,602	(24,998)	93,792	(62,601)	2,440,455	408,189
Reinvested capital gains	-	-	4,081	-	-	-	2,414,078	-

Net increase (decrease) in contract owners’ equity resulting from operations	204,012	(35,629)	7,707	(3,774)	182,122	28,515	5,834,251	162,299

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,914	76,356	3,788	4,503	43,389	53,969	1,749,187	1,920,048
Transfers between funds	(3,828)	4,024	63,659	(119,004)	42,138	385,353	(173,342)	(672,853)
Surrenders (note 6)	(92,658)	(224,693)	-	-	(207,571)	(55,343)	(2,420,161)	(4,096,454)
Death Benefits (note 4)	(32,647)	(19,976)	-	(19,041)	(24,201)	-	(554,682)	(557,730)
Net policy repayments (loans) (note 5)	20,860	469	469	(143)	69,497	827	538,483	363,976
Deductions for surrender charges (note 2d)	-	(1,922)	-	-	(515)	-	(51)	(2,205)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(102,271)	(105,899)	(5,531)	(6,980)	(85,989)	(79,579)	(2,411,031)	(2,585,758)
Asset charges (note 3):
MSP contracts	(694)	(664)	-	-	(2,457)	(2,488)	(19,343)	(19,531)
SL contracts or LSFP contracts	(590)	(687)	(132)	-	(597)	(693)	(5,407)	(5,132)
Adjustments to maintain reserves	19	2	17	(5)	21	14	3,669	(1,002)

Net equity transactions	(148,895)	(272,990)	62,270	(140,670)	(166,285)	302,060	(3,292,678)	(5,656,641)

Net change in contract owners’ equity	55,117	(308,619)	69,977	(144,444)	15,837	330,575	2,541,573	(5,494,342)
Contract owners’ equity beginning of period	1,203,953	1,512,572	70,735	215,179	2,049,452	1,718,877	36,323,593	41,817,935

Contract owners’ equity end of period	$1,259,070	1,203,953	140,712	70,735	2,065,289	2,049,452	38,865,166	36,323,593

CHANGES IN UNITS:
Beginning units	85,537	102,901	5,114	14,649	134,437	113,560	951,673	1,102,072
Units purchased	5,598	7,829	4,535	360	11,310	39,231	47,571	53,108
Units redeemed	(15,641)	(25,193)	(580)	(9,895)	(21,506)	(18,354)	(118,584)	(203,507)

Ending units	75,494	85,537	9,069	5,114	124,241	134,437	880,660	951,673

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIP		FAMP		FCP		FNRS2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$475,592	633,975	108,978	180,376	-	(78)	5,230	10,129
Realized gain (loss) on investments	(234,668)	(335,887)	398,960	123,237	-	1,367	259,766	(330,272)
Change in unrealized gain (loss) on investments	1,001,442	84,189	815,084	(790,166)	-	(484)	(146,245)	100,420
Reinvested capital gains	-	-	89,127	64,764	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,242,366	382,277	1,412,149	(421,789)	-	805	118,751	(219,723)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	168,754	17,809	537,431	596,471	-	23,611	169,488	213,904
Transfers between funds	407,925	(331,711)	10,551	(313,935)	-	(313)	(466,868)	94,519
Surrenders (note 6)	(2,135,217)	(655,080)	(1,378,562)	(912,837)	-	-	(240,890)	(291,868)
Death Benefits (note 4)	(120,638)	(149,681)	(697,108)	(507,804)	-	(21,722)	(22,476)	(65,154)
Net policy repayments (loans) (note 5)	63,319	(132,142)	393,152	427,157	-	(1,758)	34,213	(25,743)
Deductions for surrender charges (note 2d)	-	(3,215)	(129)	(3)	-	-	(3)	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(442,376)	(484,685)	(753,054)	(799,482)	-	-	(204,752)	(251,622)
Asset charges (note 3):
MSP contracts	(6,152)	(6,535)	(4,023)	(4,627)	-	-	(760)	(1,595)
SL contracts or LSFP contracts	(3,002)	(2,882)	(980)	(1,114)	-	-	(763)	(846)
Adjustments to maintain reserves	815	(55)	646	(140)	-	(17,814)	32	147

Net equity transactions	(2,066,572)	(1,748,177)	(1,892,076)	(1,516,314)	-	(17,996)	(732,779)	(328,258)

Net change in contract owners’ equity	(824,206)	(1,365,900)	(479,927)	(1,938,103)	-	(17,191)	(614,028)	(547,981)
Contract owners’ equity beginning of period	9,951,154	11,317,054	12,709,368	14,647,471	-	17,191	3,015,116	3,563,097

Contract owners’ equity end of period	$9,126,948	9,951,154	12,229,441	12,709,368	-	-	2,401,088	3,015,116

CHANGES IN UNITS:
Beginning units	325,266	393,763	453,960	505,260	-	474	178,905	199,358
Units purchased	45,806	3,465	21,662	29,679	-	604	10,940	15,639
Units redeemed	(79,301)	(71,962)	(86,367)	(80,979)	-	(1,078)	(53,108)	(36,092)

Ending units	291,771	325,266	389,255	453,960	-	-	136,737	178,905

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FF10S		FF20S		FF30S		FGP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$4,466	6,917	15,891	13,687	15,567	13,476	1,213	(122,068)
Realized gain (loss) on investments	37,104	10,674	(8,691)	(24,532)	(16,571)	(8,361)	(1,260,034)	(2,502,464)
Change in unrealized gain (loss) on investments	853	(20,955)	104,192	(550)	134,746	(35,853)	7,833,936	2,577,436
Reinvested capital gains	5,783	2,173	12,182	3,381	9,442	2,732	-	181,528

Net increase (decrease) in contract owners’ equity resulting from operations	48,206	(1,191)	123,574	(8,014)	143,184	(28,006)	6,575,115	134,432

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,320	10,897	26,451	68,311	53,439	50,662	2,952,412	3,242,170
Transfers between funds	(72,814)	102,849	249,367	(83,138)	88,484	83,443	(177,948)	(1,041,331)
Surrenders (note 6)	(25,695)	(4,542)	(96,987)	(51,932)	(15,205)	(32,331)	(4,458,049)	(5,907,872)
Death Benefits (note 4)	-	(5,057)	(6,238)	-	-	-	(491,022)	(403,398)
Net policy repayments (loans) (note 5)	708	3,087	1,365	17,859	(1,531)	3,250	598,858	457,728
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(121)	(2,960)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,373)	(17,502)	(48,209)	(50,928)	(68,739)	(51,862)	(3,456,275)	(3,635,113)
Asset charges (note 3):
MSP contracts	(668)	(505)	(392)	(208)	(37)	-	(13,800)	(13,680)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,747)	(9,033)
Adjustments to maintain reserves	9	3	27	(11)	21	(18)	2,691	(3,962)

Net equity transactions	(108,513)	89,230	125,384	(100,047)	56,432	53,144	(5,053,001)	(7,317,451)

Net change in contract owners’ equity	(60,307)	88,039	248,958	(108,061)	199,616	25,138	1,522,114	(7,183,019)
Contract owners’ equity beginning of period	426,440	338,401	884,068	992,129	903,411	878,273	47,556,461	54,739,480

Contract owners’ equity end of period	$366,133	426,440	1,133,026	884,068	1,103,027	903,411	49,078,575	47,556,461

CHANGES IN UNITS:
Beginning units	32,653	25,737	68,322	75,333	71,678	67,463	1,356,975	1,564,221
Units purchased	3,215	10,513	16,040	6,278	11,599	10,934	79,498	88,499
Units redeemed	(10,670)	(3,597)	(6,766)	(13,289)	(7,098)	(6,719)	(228,399)	(295,745)

Ending units	25,198	32,653	77,596	68,322	76,179	71,678	1,208,074	1,356,975

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIPR		FIGBS		FMCS		FOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$193,930	233,507	73,277	130,043	(1,127)	(30,049)	79,929	52,671
Realized gain (loss) on investments	195,936	249,433	183,992	33,306	191,305	(143,873)	(39,767)	393,416
Change in unrealized gain (loss) on investments	87,153	(373,826)	(133,339)	16,902	219,588	(790,234)	1,004,605	(1,713,166)
Reinvested capital gains	-	-	115,644	126,727	542,896	14,045	19,454	14,358

Net increase (decrease) in contract owners’ equity resulting from operations	477,019	109,114	239,574	306,978	952,662	(950,111)	1,064,221	(1,252,721)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	579,030	598,566	132,007	183,133	315,881	365,725	11,595	(335)
Transfers between funds	(413,515)	334,320	(194,110)	150,869	(533,797)	(423,973)	(28,839)	(109,926)
Surrenders (note 6)	(356,694)	(701,288)	(454,812)	(304,675)	(800,623)	(522,461)	(359,591)	(757,581)
Death Benefits (note 4)	(15,758)	(23,603)	(56,601)	(8,013)	(127,327)	(29,921)	(19,660)	(152,580)
Net policy repayments (loans) (note 5)	128,006	158,290	9,405	(145,675)	128,282	(35,081)	(35,257)	(50,332)
Deductions for surrender charges (note 2d)	(138)	-	-	-	(450)	-	-	(291)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(372,896)	(384,396)	(177,548)	(169,326)	(374,305)	(410,682)	(240,593)	(281,830)
Asset charges (note 3):
MSP contracts	(2,151)	(1,687)	(2,726)	(2,558)	(1,324)	(2,167)	(2,609)	(2,935)
SL contracts or LSFP contracts	-	-	(1,188)	(908)	(1,382)	(1,578)	(1,214)	(1,571)
Adjustments to maintain reserves	202	11	57	11	130	(48)	598	(823)

Net equity transactions	(453,914)	(19,787)	(745,516)	(297,142)	(1,394,915)	(1,060,186)	(675,570)	(1,358,204)

Net change in contract owners’ equity	23,105	89,327	(505,942)	9,836	(442,253)	(2,010,297)	388,651	(2,610,925)
Contract owners’ equity beginning of period	3,638,251	3,548,924	4,723,412	4,713,576	7,322,065	9,332,362	5,632,143	8,243,068

Contract owners’ equity end of period	$3,661,356	3,638,251	4,217,470	4,723,412	6,879,812	7,322,065	6,020,794	5,632,143

CHANGES IN UNITS:
Beginning units	294,862	297,618	322,206	343,280	290,887	329,447	276,643	339,326
Units purchased	56,585	90,301	22,949	24,892	13,279	18,721	4,369	3,808
Units redeemed	(90,288)	(93,057)	(71,770)	(45,966)	(64,721)	(57,281)	(34,409)	(66,491)

Ending units	261,159	294,862	273,385	322,206	239,445	290,887	246,603	276,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FOSR		FVSS		FTVIS2		FTVRDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$51,189	27,426	998	4,733	73,477	72,323	58,739	39,446
Realized gain (loss) on investments	(171,899)	(757,693)	168,235	68,415	3,413	6,251	278,987	(82,461)
Change in unrealized gain (loss) on investments	754,583	(64,779)	68,783	(194,845)	55,345	(69,800)	92,487	251,537
Reinvested capital gains	12,575	8,520	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	646,448	(786,526)	238,016	(121,697)	132,235	8,774	430,213	208,522

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	469,548	493,353	31,449	26,219	42,195	49,940	128,599	137,101
Transfers between funds	279,455	(6,305)	241,870	(138,200)	187,884	290,747	296,049	959,765
Surrenders (note 6)	(314,487)	(1,014,062)	(169,366)	(60,982)	(203,718)	(118,850)	(559,175)	(345,982)
Death Benefits (note 4)	(867)	(25,750)	-	(7,368)	-	(10,821)	(10,419)	(6,250)
Net policy repayments (loans) (note 5)	147,662	168,513	28,304	(3,957)	20,667	2,104	14,309	73,023
Deductions for surrender charges (note 2d)	-	(177)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(290,967)	(375,023)	(61,534)	(52,262)	(73,376)	(70,621)	(161,622)	(148,450)
Asset charges (note 3):
MSP contracts	(832)	(1,164)	(537)	(605)	(1,479)	(1,237)	(553)	(273)
SL contracts or LSFP contracts	(1,045)	(1,000)	(531)	(1,073)	-	-	(1,226)	(1,237)
Adjustments to maintain reserves	61	(53)	18	(7)	22	(12)	49	12

Net equity transactions	288,528	(761,668)	69,673	(238,235)	(27,805)	141,250	(293,989)	667,709

Net change in contract owners’ equity	934,976	(1,548,194)	307,689	(359,932)	104,430	150,024	136,224	876,231
Contract owners’ equity beginning of period	3,157,594	4,705,788	985,317	1,345,249	1,198,075	1,048,051	3,729,163	2,852,932

Contract owners’ equity end of period	$4,092,570	3,157,594	1,293,006	985,317	1,302,505	1,198,075	3,865,387	3,729,163

CHANGES IN UNITS:
Beginning units	284,955	349,129	68,196	84,576	96,131	85,740	215,866	175,148
Units purchased	75,005	62,064	22,580	2,677	18,625	22,316	29,391	73,408
Units redeemed	(52,797)	(126,238)	(19,314)	(19,057)	(21,558)	(11,925)	(44,362)	(32,690)

Ending units	307,163	284,955	71,462	68,196	93,198	96,131	200,895	215,866

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVSVI		FTVDM3		TIF		TIF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$16,695	16,618	12,887	8,831	6,649	4,078	23,613	15,321
Realized gain (loss) on investments	78,007	(94,072)	94,393	156,742	(30,568)	222	(2,131)	(82,242)
Change in unrealized gain (loss) on investments	445,296	(85,824)	37,681	(459,910)	52,206	(33,614)	133,465	(73,825)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	539,998	(163,278)	144,961	(294,337)	28,287	(29,314)	154,947	(140,746)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	131,840	145,647	46,698	47,303	(38)	-	40,168	61,702
Transfers between funds	(226,339)	(137,290)	(173,851)	29,347	(82,604)	(8,973)	(138,541)	141,107
Surrenders (note 6)	(131,174)	(169,952)	(91,142)	(112,115)	(12,015)	(14,711)	(89,536)	(193,388)
Death Benefits (note 4)	(59,019)	(7,836)	(25,348)	(24,524)	-	-	(13,219)	-
Net policy repayments (loans) (note 5)	(1,280)	(133,617)	16,468	(9,533)	(2,172)	(11,870)	5,393	27,174
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(114,146)	(120,176)	(69,085)	(80,426)	(5,902)	(8,209)	(37,255)	(42,445)
Asset charges (note 3):
MSP contracts	(740)	(1,101)	(279)	(589)	(31)	(34)	(164)	(245)
SL contracts or LSFP contracts	(420)	(433)	(504)	(580)	-	-	(211)	(302)
Adjustments to maintain reserves	19	15	10	2	(16)	15	34	(16)

Net equity transactions	(401,259)	(424,743)	(297,033)	(151,115)	(102,778)	(43,782)	(233,331)	(6,413)

Net change in contract owners’ equity	138,739	(588,021)	(152,072)	(445,452)	(74,491)	(73,096)	(78,384)	(147,159)
Contract owners’ equity beginning of period	3,175,740	3,763,761	1,397,438	1,842,890	247,331	320,427	1,085,263	1,232,422

Contract owners’ equity end of period	$3,314,479	3,175,740	1,245,366	1,397,438	172,840	247,331	1,006,879	1,085,263

CHANGES IN UNITS:
Beginning units	148,289	168,809	84,552	93,429	13,177	15,221	89,496	90,346
Units purchased	6,057	10,873	4,228	8,478	-	-	4,022	15,101
Units redeemed	(23,290)	(31,393)	(21,791)	(17,355)	(5,370)	(2,044)	(22,959)	(15,951)

Ending units	131,056	148,289	66,989	84,552	7,807	13,177	70,559	89,496

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FTVGI3		FTVFA2		AMTB		AMBP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$180,353	171,030	3,023	(457)	72,749	92,063	(226)	(119)
Realized gain (loss) on investments	97,817	59,207	4,045	(789)	(11,401)	(46,080)	1,452	873
Change in unrealized gain (loss) on investments	146,300	(305,479)	8,532	(4,715)	51,445	(53,140)	1,420	(1,145)
Reinvested capital gains	4,947	21,783	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	429,417	(53,459)	15,600	(5,961)	112,793	(7,157)	2,646	(391)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	83,735	70,286	10,055	2,516	92,061	94,089	2,887	2,819
Transfers between funds	(397,975)	395,839	(40,986)	80,857	356,309	267,689	(5)	(1,447)
Surrenders (note 6)	(146,016)	(55,961)	(2,205)	(17,330)	(106,801)	(95,538)	(2,028)	-
Death Benefits (note 4)	-	-	-	-	(71,366)	(157,816)	-	-
Net policy repayments (loans) (note 5)	19,011	(6,164)	603	765	86,729	147,055	370	628
Deductions for surrender charges (note 2d)	-	(342)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(125,514)	(120,068)	(15,386)	(9,690)	(124,360)	(131,363)	(2,493)	(2,320)
Asset charges (note 3):
MSP contracts	(2,227)	(2,223)	(89)	(105)	(4,245)	(4,256)	-	-
SL contracts or LSFP contracts	(317)	(261)	-	-	(829)	(770)	-	-
Adjustments to maintain reserves	54	2	7	(9)	148	(7)	21	(3)

Net equity transactions	(569,249)	281,108	(48,001)	57,004	227,646	119,083	(1,248)	(323)

Net change in contract owners’ equity	(139,832)	227,649	(32,401)	51,043	340,439	111,926	1,398	(714)
Contract owners’ equity beginning of period	3,389,772	3,162,123	113,373	62,330	2,738,036	2,626,110	31,233	31,947

Contract owners’ equity end of period	$3,249,940	3,389,772	80,972	113,373	3,078,475	2,738,036	32,631	31,233

CHANGES IN UNITS:
Beginning units	197,596	182,034	12,272	6,606	151,467	139,711	1,643	1,703
Units purchased	8,425	27,249	2,521	7,280	37,443	32,589	146	170
Units redeemed	(40,424)	(11,687)	(7,154)	(1,614)	(20,057)	(20,833)	(188)	(230)

Ending units	165,597	197,596	7,639	12,272	168,853	151,467	1,601	1,643

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTG		AMGP		AMINS		AMMCGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,859)	(9,064)	(94)	(65)	128	986	-	-
Realized gain (loss) on investments	55,631	68,268	1,668	50,238	(11)	(6)	4	(1)
Change in unrealized gain (loss) on investments	141,918	(69,410)	16,991	(56,549)	2,561	(3,835)	172	(46)
Reinvested capital gains	-	-	1,257	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	188,690	(10,206)	19,822	(6,376)	2,678	(2,855)	176	(47)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	31,609	14,377	(234)	2,516	205	-	179	1,473
Transfers between funds	(67,217)	(67,477)	(21,350)	(20,199)	7,008	14,523	(1)	-
Surrenders (note 6)	(36,027)	(58,986)	-	(13,317)	-	-	-	-
Death Benefits (note 4)	(25,189)	(66,202)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	21,877	19,866	1,372	(508)	7	-	1	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(51,797)	(50,652)	(6,921)	(8,807)	(138)	(31)	(60)	(47)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	(2,670)	(2,932)	(495)	(431)	(78)	(26)	(8)	(6)
Adjustments to maintain reserves	756	(242)	(6)	(110)	4	(5)	-	(4)

Net equity transactions	(128,658)	(212,248)	(27,634)	(40,856)	7,008	14,461	111	1,416

Net change in contract owners’ equity	60,032	(222,454)	(7,812)	(47,232)	9,686	11,606	287	1,369
Contract owners’ equity beginning of period	1,606,724	1,829,178	167,177	214,409	13,870	2,264	1,369	-

Contract owners’ equity end of period	$1,666,756	1,606,724	159,365	167,177	23,556	13,870	1,656	1,369

CHANGES IN UNITS:
Beginning units	145,365	162,338	12,326	16,384	1,202	172	63	-
Units purchased	6,676	5,479	194	3,829	538	1,035	8	66
Units redeemed	(17,559)	(22,452)	(2,265)	(7,887)	(17)	(5)	(3)	(3)

Ending units	134,482	145,365	10,255	12,326	1,723	1,202	68	63

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMTP		AMRS		AMFAS		AMSRS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$6,108	(5,021)	79	153	(1,065)	(676)	(1,622)	(861)
Realized gain (loss) on investments	54,517	132,591	5,270	1,877	8,149	14,049	48,846	(1,077)
Change in unrealized gain (loss) on investments	308,395	(418,445)	(6,278)	(4,976)	19,331	(29,282)	1,181	(27,750)
Reinvested capital gains	-	-	5,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	369,020	(290,875)	4,368	(2,946)	26,415	(15,909)	48,405	(29,688)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	71,791	119,562	328	724	6,858	4,689	20,522	27,466
Transfers between funds	(42,787)	(21,254)	(4,623)	25,378	(295,750)	354,959	(106,115)	109,497
Surrenders (note 6)	(69,464)	(241,472)	(10,671)	-	(24,331)	(5,380)	(19,088)	(26,594)
Death Benefits (note 4)	(55,543)	-	-	-	-	-	(4,460)	-
Net policy repayments (loans) (note 5)	44,395	(42,850)	248	259	(3,749)	297	2,198	22,876
Deductions for surrender charges (note 2d)	-	(2,998)	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(62,861)	(57,648)	(3,937)	(4,048)	(12,715)	(8,474)	(21,763)	(24,412)
Asset charges (note 3):
MSP contracts	-	-	-	-	(76)	(36)	(112)	(110)
SL contracts or LSFP contracts	(9,161)	(9,520)	(88)	(126)	(35)	(60)	(23)	(2)
Adjustments to maintain reserves	300	(304)	4	(1)	5	6	-	13

Net equity transactions	(123,330)	(256,484)	(18,739)	22,186	(329,793)	346,001	(128,841)	108,734

Net change in contract owners’ equity	245,690	(547,359)	(14,371)	19,240	(303,378)	330,092	(80,436)	79,046
Contract owners’ equity beginning of period	2,346,973	2,894,332	36,412	17,172	401,660	71,568	528,381	449,335

Contract owners’ equity end of period	$2,592,663	2,346,973	22,041	36,412	98,282	401,660	447,945	528,381

CHANGES IN UNITS:
Beginning units	122,685	134,264	2,941	1,294	31,077	5,428	31,842	26,097
Units purchased	4,309	6,488	58	2,029	619	26,745	1,570	7,721
Units redeemed	(12,317)	(18,067)	(1,456)	(382)	(24,698)	(1,096)	(8,980)	(1,976)

Ending units	114,677	122,685	1,543	2,941	6,998	31,077	24,432	31,842

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVMS		OVB		OVGS3		OVGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$44,471	108,437	222,426	290,878	113,526	56,576	209,292	123,176
Realized gain (loss) on investments	(154,146)	(74,166)	(266,035)	(605,407)	(179,067)	(72,987)	370,043	937,718
Change in unrealized gain (loss) on investments	767,556	(18,885)	514,478	713,073	1,374,047	(617,914)	1,848,647	(2,299,657)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	657,881	15,386	470,869	398,544	1,308,506	(634,325)	2,427,982	(1,238,763)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	310,823	328,573	270,702	293,614	688,656	751,572	(906)	(749)
Transfers between funds	(95,653)	(84,219)	194,173	108,509	(259,095)	(82,147)	(120,396)	(401,016)
Surrenders (note 6)	(328,480)	(314,101)	(315,261)	(692,520)	(781,791)	(916,944)	(916,526)	(1,325,808)
Death Benefits (note 4)	(226,973)	(101,570)	(54,021)	(23,490)	(184,104)	(23,542)	(189,175)	(162,505)
Net policy repayments (loans) (note 5)	82,768	16,687	7,859	(82,333)	375,548	211,437	(63,298)	(288,122)
Deductions for surrender charges (note 2d)	(101)	-	-	(184)	(180)	(1,052)	(2)	(2,932)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(398,697)	(408,707)	(313,389)	(304,773)	(448,668)	(470,414)	(548,200)	(639,392)
Asset charges (note 3):
MSP contracts	(3,482)	(3,930)	(4,348)	(4,449)	(973)	(1,101)	(7,179)	(7,859)
SL contracts or LSFP contracts	(585)	(742)	(838)	(1,783)	(1,231)	(1,216)	(1,963)	(2,511)
Adjustments to maintain reserves	453	(82)	503	167	130	(69)	3,900	(3,163)

Net equity transactions	(659,927)	(568,091)	(214,620)	(707,242)	(611,708)	(533,476)	(1,843,745)	(2,834,057)

Net change in contract owners’ equity	(2,046)	(552,705)	256,249	(308,698)	696,798	(1,167,801)	584,237	(4,072,820)
Contract owners’ equity beginning of period	5,936,273	6,488,978	5,090,652	5,399,350	6,690,998	7,858,799	12,745,089	16,817,909

Contract owners’ equity end of period	$5,934,227	5,936,273	5,346,901	5,090,652	7,387,796	6,690,998	13,329,326	12,745,089

CHANGES IN UNITS:
Beginning units	251,161	273,210	268,490	306,775	516,862	553,827	352,029	419,243
Units purchased	14,433	17,512	26,544	28,170	72,238	72,191	1,166	922
Units redeemed	(39,842)	(39,561)	(39,769)	(66,455)	(115,913)	(109,156)	(46,548)	(68,136)

Ending units	225,752	251,161	255,265	268,490	473,187	516,862	306,647	352,029

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGI		OVSC		OVAG		OVSB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	6,837	4,391	636	1,160	(6,017)	(6,026)	(128)	-
Realized gain (loss) on investments		27,164	(33,986)	48,661	171,648	(10,403)	87,040	9	-
Change in unrealized gain (loss) on investments		110,634	28,631	78,952	(218,371)	155,735	(78,664)	2,904	-
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		144,635	(964)	128,249	(45,563)	139,315	2,350	2,785	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		41,965	52,551	41,234	39,586	57,144	76,379	3,389	-
Transfers between funds		149,489	(17,470)	47,839	41,121	(87,745)	175,457	162,487	-
Surrenders (note 6)		(153,813)	(98,321)	(111,069)	(119,247)	(62,922)	(95,754)	(3,694)	-
Death Benefits (note 4)		(24,483)	(6,691)	(8,575)	(4,287)	(30,931)	(23,395)	-	-
Net policy repayments (loans) (note 5)		18,551	32,170	33,764	14,970	59,859	10,966	2,645	-
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)		(63,375)	(60,144)	(39,323)	(40,967)	(100,774)	(96,999)	(1,923)	-
Asset charges (note 3):
MSP contracts		(1,547)	(1,637)	(46)	(52)	(230)	(175)	(45)	-
SL contracts or LSFP contracts		(306)	(242)	(169)	(287)	(127)	(152)	(21)	-
Adjustments to maintain reserves		29	(9)	22	(20)	18	(234)	3	-

Net equity transactions		(33,490)	(99,793)	(36,323)	(69,183)	(165,708)	46,093	162,841	-

Net change in contract owners’ equity		111,145	(100,757)	91,926	(114,746)	(26,393)	48,443	165,626	-
Contract owners’ equity beginning of period		960,270	1,061,027	761,914	876,660	952,499	904,056	-	-

Contract owners’ equity end of period	$	1,071,415	960,270	853,840	761,914	926,106	952,499	165,626	-

CHANGES IN UNITS:
Beginning units		94,664	103,909	37,417	41,810	169,111	160,815	-	-
Units purchased		23,131	10,423	4,830	4,584	19,061	45,134	16,651	-
Units redeemed		(27,305)	(19,668)	(6,464)	(8,977)	(47,492)	(36,838)	(368)	-

Ending units		90,490	94,664	35,783	37,417	140,680	169,111	16,283	-

									(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVAAA		PMVFBA		PMVLDA		PMVTRA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$20,303	-	33,522	11,481	36,521	30,406	19,753	1,946
Realized gain (loss) on investments	2,314	-	20,234	42,112	13,040	15,133	26,757	(3,348)
Change in unrealized gain (loss) on investments	7,265	-	(37,593)	3,859	79,919	(32,247)	4,503	(2,554)
Reinvested capital gains	-	-	13,081	2,563	-	-	28,254	4,652

Net increase (decrease) in contract owners’ equity resulting from operations	29,882	-	29,244	60,015	129,480	13,292	79,267	696

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,270	-	17,789	15,075	76,422	53,044	35,840	7,355
Transfers between funds	766,506	-	(178,277)	174,386	424,978	283,336	1,513,691	318,996
Surrenders (note 6)	(53,084)	-	(46,999)	(15,775)	(417,745)	(246,446)	(424,316)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	75	-	17,309	(3,420)	(14,283)	10,336	(7,668)	(6)
Deductions for surrender charges (note 2d)	-	-	-	-	(3)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,207)	-	(28,746)	(29,166)	(90,572)	(88,857)	(50,271)	(5,902)
Asset charges (note 3):
MSP contracts	-	-	(451)	(170)	(4,030)	(3,882)	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	47	(65)	109	(35)	(36)	(54)

Net equity transactions	711,558	-	(219,328)	140,865	(25,124)	7,496	1,067,240	320,389

Net change in contract owners’ equity	741,440	-	(190,084)	200,880	104,356	20,788	1,146,507	321,085
Contract owners’ equity beginning of period	-	-	814,645	613,765	2,308,850	2,288,062	321,085	-

Contract owners’ equity end of period	$741,440	-	624,561	814,645	2,413,206	2,308,850	1,467,592	321,085

CHANGES IN UNITS:
Beginning units	-	-	63,383	51,562	198,617	198,132	31,881	-
Units purchased	74,907	-	3,985	16,712	37,188	21,720	146,735	32,484
Units redeemed	(5,514)	-	(21,107)	(4,891)	(38,855)	(21,235)	(45,001)	(603)

Ending units	69,393	-	46,261	63,383	196,950	198,617	133,615	31,881

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PVGIB		PVTIGB		PVTVB		ACEG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,033	965	3,245	5,922	(606)	(3,789)	(51)	-
Realized gain (loss) on investments	638	10,284	2,113	18,385	(26,913)	41,674	(1,241)	-
Change in unrealized gain (loss) on investments	12,752	(15,937)	32,908	(57,233)	82,868	(184,930)	(284)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,423	(4,688)	38,266	(32,926)	55,349	(147,045)	(1,576)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,721	33,081	8,794	13,604	26,064	39,377	540	-
Transfers between funds	(12)	(44,865)	31,650	(69,405)	(180,391)	(74,618)	13,566	-
Surrenders (note 6)	-	(20,035)	(13,240)	(29,401)	(54,364)	(96,706)	-	-
Death Benefits (note 4)	-	-	-	-	-	(365)	-	-
Net policy repayments (loans) (note 5)	(99)	(952)	16,050	1,337	2,479	(3,354)	54	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,345)	(6,435)	(10,459)	(11,297)	(23,164)	(28,578)	(698)	-
Asset charges (note 3):
MSP contracts	-	-	-	-	(176)	(167)	(29)	-
SL contracts or LSFP contracts	(7)	(6)	(30)	(75)	(50)	(107)	-	-
Adjustments to maintain reserves	(12)	6	(10)	(6)	10	(25)	(11)	-

Net equity transactions	2,246	(39,206)	32,755	(95,243)	(229,592)	(164,543)	13,422	-

Net change in contract owners’ equity	16,669	(43,894)	71,021	(128,169)	(174,243)	(311,588)	11,846	-
Contract owners’ equity beginning of period	76,863	120,757	168,454	296,623	550,242	861,830	-	-

Contract owners’ equity end of period	$93,532	76,863	239,475	168,454	375,999	550,242	11,846	-

CHANGES IN UNITS:
Beginning units	5,866	8,753	11,967	17,397	38,313	49,080	-	-
Units purchased	618	371	3,722	1,194	1,609	3,220	1,298	-
Units redeemed	(461)	(3,258)	(1,666)	(6,624)	(16,851)	(13,987)	(78)	-

Ending units	6,023	5,866	14,023	11,967	23,071	38,313	1,220	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AVBVI		TRHS2		TRLT2		VWBF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$236	136	(9,054)	(2,385)	2,720	1,824	31,650	150,490
Realized gain (loss) on investments	280	2,295	165,316	21,098	(981)	(7)	18,748	6,590
Change in unrealized gain (loss) on investments	1,741	(2,704)	142,521	(42,705)	1,155	(1,525)	13,222	(48,562)
Reinvested capital gains	-	-	40,703	-	267	671	28,256	42,034

Net increase (decrease) in contract owners’ equity resulting from operations	2,257	(273)	339,486	(23,992)	3,161	963	91,876	150,552

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,236	1,119	248,772	19,678	5,701	3,739	64,426	61,953
Transfers between funds	(963)	241	1,205,199	581,702	41,433	-	(99,592)	96,720
Surrenders (note 6)	-	(15,336)	(183,802)	(2,307)	-	-	(190,838)	(147,994)
Death Benefits (note 4)	-	-	(4,315)	-	-	-	(61,889)	(21,580)
Net policy repayments (loans) (note 5)	11	-	24,320	(808)	-	-	13,468	3,070
Deductions for surrender charges (note 2d)	-	(433)	-	-	-	-	-	(198)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(667)	(532)	(86,726)	(21,466)	(2,310)	(1,630)	(99,724)	(103,153)
Asset charges (note 3):
MSP contracts	-	-	(1,593)	(131)	-	-	(1,043)	(844)
SL contracts or LSFP contracts	(49)	(76)	-	-	(470)	(292)	(190)	(273)
Adjustments to maintain reserves	(1)	4	30	(7)	10	8	107	(10)

Net equity transactions	2,567	(15,013)	1,201,885	576,661	44,364	1,825	(375,275)	(112,309)

Net change in contract owners’ equity	4,824	(15,286)	1,541,371	552,669	47,525	2,788	(283,399)	38,243
Contract owners’ equity beginning of period	11,036	26,322	732,119	179,450	85,225	82,437	2,107,465	2,069,222

Contract owners’ equity end of period	$15,860	11,036	2,273,490	732,119	132,750	85,225	1,824,066	2,107,465

CHANGES IN UNITS:
Beginning units	842	1,947	62,889	16,928	6,793	6,647	83,766	87,926
Units purchased	301	102	97,249	48,169	3,754	300	3,739	7,303
Units redeemed	(115)	(1,207)	(10,401)	(2,208)	(218)	(154)	(18,417)	(11,463)

Ending units	1,028	842	149,737	62,889	10,329	6,793	69,088	83,766

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VWEM		VWHA		WRASP		WRHIP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,910)	50,978	945	82,303	17,880	14,313	(1,637)	-
Realized gain (loss) on investments	845,092	(65,768)	(439,386)	120,228	36,321	58,001	29,431	-
Change in unrealized gain (loss) on investments	754,002	(2,198,974)	(187,666)	(2,487,306)	382,841	(303,571)	17,766	-
Reinvested capital gains	-	-	827,476	163,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,566,184	(2,213,764)	201,369	(2,120,858)	437,042	(231,257)	45,560	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	271,656	189,274	684,543	318,854	113,971	101,479	3,577	-
Transfers between funds	(463,597)	(1,244,384)	(898,064)	(261,972)	206,222	466,887	761,536	-
Surrenders (note 6)	(466,364)	(919,058)	(1,344,310)	(1,051,494)	(156,553)	(175,590)	(22,386)	-
Death Benefits (note 4)	(36,564)	(23,264)	(36,163)	(81,909)	(10,217)	(5,226)	-	-
Net policy repayments (loans) (note 5)	45,087	7,004	62,231	(19,853)	7,621	(14,760)	13	-
Deductions for surrender charges (note 2d)	(144)	(601)	(25)	-	(3)	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(289,416)	(319,429)	(397,656)	(481,763)	(91,242)	(81,600)	(12,180)	-
Asset charges (note 3):
MSP contracts	(2,553)	(3,272)	(4,965)	(5,992)	(2,207)	(2,682)	-	-
SL contracts or LSFP contracts	(2,604)	(3,140)	(1,050)	(1,640)	-	-	-	-
Adjustments to maintain reserves	136	(85)	575	(4,678)	38	1	4	-

Net equity transactions	(944,363)	(2,316,955)	(1,934,884)	(1,590,447)	67,630	288,509	730,564	-

Net change in contract owners’ equity	621,821	(4,530,719)	(1,733,515)	(3,711,305)	504,672	57,252	776,124	-
Contract owners’ equity beginning of period	5,866,511	10,397,230	9,826,674	13,537,979	2,366,129	2,308,877	-	-

Contract owners’ equity end of period	$6,488,332	5,866,511	8,093,159	9,826,674	2,870,801	2,366,129	776,124	-

CHANGES IN UNITS:
Beginning units	275,202	359,541	214,307	244,410	198,560	178,931	-	-
Units purchased	12,093	11,140	8,754	8,229	32,393	41,369	74,737	-
Units redeemed	(50,605)	(95,479)	(53,061)	(38,332)	(27,643)	(21,740)	(3,347)	-

Ending units	236,690	275,202	170,000	214,307	203,310	198,560	71,390	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRMCG		SVDF		SVOF		WFVSCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(308)	-	(5,000)	(4,747)	(8,960)	(10,621)	(2,302)	(3,337)
Realized gain (loss) on investments	4,626	-	64,150	97,803	20,554	49,743	30,686	54,033
Change in unrealized gain (loss) on investments	4,482	-	42,976	(102,837)	198,776	(164,700)	(12,785)	(83,467)
Reinvested capital gains	-	-	-	-	538	-	19,112	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,800	-	102,126	(9,781)	210,908	(125,578)	34,711	(32,771)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	525	-	20,630	24,165	2,182	7,537	35,908	26,409
Transfers between funds	211,615	-	(138,142)	81,872	(47,243)	(23,352)	(121,806)	(186,797)
Surrenders (note 6)	(48,347)	-	(28,777)	(565)	(18,805)	(63,363)	(42,318)	(42,051)
Death Benefits (note 4)	-	-	-	(24,807)	-	(251,758)	(29,887)	-
Net policy repayments (loans) (note 5)	(30)	-	10,320	1,962	8,424	2,301	(533)	8,059
Deductions for surrender charges (note 2d)	-	-	-	-	-	(1,133)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,809)	-	(14,439)	(15,987)	(45,779)	(48,844)	(22,942)	(29,703)
Asset charges (note 3):
MSP contracts	-	-	-	-	-	-	(22)	(22)
SL contracts or LSFP contracts	-	-	(444)	(416)	(1,899)	(2,172)	-	-
Adjustments to maintain reserves	2	-	(2)	203	1,366	(1,065)	12	5

Net equity transactions	161,956	-	(150,854)	66,427	(101,754)	(381,849)	(181,588)	(224,100)

Net change in contract owners’ equity	170,756	-	(48,728)	56,646	109,154	(507,427)	(146,877)	(256,871)
Contract owners’ equity beginning of period	-	-	635,981	579,335	1,485,611	1,993,038	484,854	741,725

Contract owners’ equity end of period	$170,756	-	587,253	635,981	1,594,765	1,485,611	337,977	484,854

CHANGES IN UNITS:
Beginning units	-	-	29,996	26,745	85,290	108,947	30,813	44,714
Units purchased	21,828	-	685	5,450	1,099	1,412	1,254	2,047
Units redeemed	(4,958)	-	(7,414)	(2,199)	(6,205)	(25,069)	(12,039)	(15,948)

Ending units	16,870	-	23,267	29,996	80,184	85,290	20,028	30,813

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		AVCA		AVCDI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(757)	(2,047)	(8,050)	(10,496)	(34)	(259)	(291)	(847)
Realized gain (loss) on investments	23,333	50,416	(469,429)	481,365	4,476	(1,395)	40,332	27,117
Change in unrealized gain (loss) on investments	41,394	(91,728)	1,013,149	(2,684,126)	(362)	(6,720)	(16,742)	(39,856)
Reinvested capital gains	-	-	-	55,772	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	63,970	(43,359)	535,670	(2,157,485)	4,080	(8,374)	23,299	(13,586)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,267	48,178	62,152	298,104	201	1,386	3,947	32,858
Transfers between funds	(406,649)	(30,147)	(4,501,370)	(868,232)	(33,802)	(32,554)	(175,575)	(4,341)
Surrenders (note 6)	(3,313)	(47,015)	(148,348)	(554,182)	(403)	(39,426)	(1,811)	(32,556)
Death Benefits (note 4)	-	(30,231)	(11,978)	(8,544)	-	-	(9,325)	-
Net policy repayments (loans) (note 5)	7,230	47,306	(5,105)	80,224	(305)	(45)	567	3,674
Deductions for surrender charges (note 2d)	-	-	-	-	-	(335)	-	(439)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,195)	(23,183)	(69,954)	(280,518)	(427)	(2,709)	(4,412)	(13,832)
Asset charges (note 3):
MSP contracts	(17)	(70)	(448)	(2,126)	(42)	(120)	(16)	(109)
SL contracts or LSFP contracts	-	-	-	-	-	(8)	(38)	(125)
Adjustments to maintain reserves	3	(16)	(4)	(165)	2	(2)	10	12

Net equity transactions	(395,674)	(35,178)	(4,675,055)	(1,335,439)	(34,776)	(73,813)	(186,653)	(14,858)

Net change in contract owners’ equity	(331,704)	(78,537)	(4,139,385)	(3,492,924)	(30,696)	(82,187)	(163,354)	(28,444)
Contract owners’ equity beginning of period	331,704	410,241	4,139,385	7,632,309	30,696	112,883	163,354	191,798

Contract owners’ equity end of period	$-	331,704	-	4,139,385	-	30,696	-	163,354

CHANGES IN UNITS:
Beginning units	32,314	36,259	395,497	490,768	2,493	8,461	9,611	10,408
Units purchased	2,000	6,450	6,360	27,591	18	405	259	986
Units redeemed	(34,314)	(10,395)	(401,857)	(122,862)	(2,511)	(6,373)	(9,870)	(1,783)

Ending units	-	32,314	-	395,497	-	2,493	-	9,611

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAGF3		CSIEF3		OVHI3		OVHI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	3,564	-	23,085	18,097	14,061	10,488	6,116
Realized gain (loss) on investments	-	(6,636)	-	(73,105)	(10,050)	6,687	(126,821)	(39,116)
Change in unrealized gain (loss) on investments	-	377	-	(86,084)	4,384	(19,052)	123,622	31,384
Reinvested capital gains	-	5,065	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,370	-	(136,104)	12,431	1,696	7,289	(1,616)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,925	-	24,301	14,000	18,679	2,104	1,550
Transfers between funds	-	(71,896)	-	(696,329)	(96,916)	4,798	(65,575)	(8,399)
Surrenders (note 6)	-	(3,010)	-	(20,856)	-	(104,898)	(1)	(737)
Death Benefits (note 4)	-	-	-	(12,363)	-	-	-	-
Net policy repayments (loans) (note 5)	-	110	-	5,974	(4,804)	7,164	(32)	(77)
Deductions for surrender charges (note 2d)	-	-	-	(164)	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(1,084)	-	(31,732)	(6,759)	(6,210)	(1,746)	(2,425)
Asset charges (note 3):
MSP contracts	-	-	-	(194)	(81)	(150)	(78)	(92)
SL contracts or LSFP contracts	-	-	-	(932)	-	-	(80)	(90)
Adjustments to maintain reserves	-	11	-	177	(2)	1	1	-

Net equity transactions	-	(73,944)	-	(732,118)	(94,562)	(80,616)	(65,407)	(10,270)

Net change in contract owners’ equity	-	(71,574)	-	(868,222)	(82,131)	(78,920)	(58,118)	(11,886)
Contract owners’ equity beginning of period	-	71,574	-	868,222	82,131	161,051	58,118	70,004

Contract owners’ equity end of period	$-	-	-	-	-	82,131	-	58,118

CHANGES IN UNITS:
Beginning units	-	5,842	-	76,928	28,935	55,344	14,611	17,194
Units purchased	-	405	-	2,320	5,109	11,673	474	366
Units redeemed	-	(6,247)	-	(79,248)	(34,044)	(38,082)	(15,085)	(2,949)

Ending units	-	-	-	-	-	28,935	-	14,611

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WSCP		NVAGF6		GEF3		FGOP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	5,722	-	-	-	434	-	-
Realized gain (loss) on investments	-	(167,997)	-	623	-	7,965	-	31
Change in unrealized gain (loss) on investments	-	(238,025)	-	(386)	-	(10,823)	-	(1)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(400,300)	-	237	-	(2,424)	-	30

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	340,273	-	-	-	697	-	21,940
Transfers between funds	-	(5,625,434)	-	-	-	(73,267)	-	(22,034)
Surrenders (note 6)	-	(282,947)	-	-	-	-	-	-
Death Benefits (note 4)	-	(14,572)	-	(11,038)	-	-	-	-
Net policy repayments (loans) (note 5)	-	5,641	-	-	-	-	-	85
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(340,107)	-	(324)	-	(736)	-	-
Asset charges (note 3):
MSP contracts	-	(1,865)	-	-	-	-	-	-
SL contracts or LSFP contracts	-	(925)	-	(8)	-	-	-	-
Adjustments to maintain reserves	-	(25,995)	-	(3)	-	(1)	-	(156)

Net equity transactions	-	(5,945,931)	-	(11,373)	-	(73,307)	-	(165)

Net change in contract owners’ equity	-	(6,346,231)	-	(11,136)	-	(75,731)	-	(135)
Contract owners’ equity beginning of period	-	6,346,231	-	11,136	-	75,731	-	135

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	402,639	-	905	-	5,113	-	12
Units purchased	-	24,276	-	-	-	48	-	61
Units redeemed	-	(426,915)	-	(905)	-	(5,161)	-	(73)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGR
	2012	2011
Investment activity:
Net investment income (loss)	$-	1
Realized gain (loss) on investments	-	15
Change in unrealized gain (loss) on investments	-	(6)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	10

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,044
Transfers between funds	-	(975)
Surrenders (note 6)	-	(1)
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	484
Deductions for surrender charges (note 2d)	-	(254)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(57)
Asset charges (note 3):
MSP contracts	-	(240)
SL contracts or LSFP contracts	-	1
Adjustments to maintain reserves	-	(94)

Net equity transactions	-	(92)

Net change in contract owners’ equity	-	(82)
Contract owners’ equity beginning of period	-	82

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	5
Units purchased	-	-
Units redeemed	-	(5)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

(b) The Contracts

Prior to December 31, 1990, only contracts without a front-end sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

ALLIANCE BERNSTEIN FUNDS
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
BLACKROCK FUNDS
Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
INVESCO AIM INVESTMENTS
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
Value Series - Initial Class (MVFIC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VI (GVIX6)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
American Century VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Value Fund - Class I (ACVV)*
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Asset Manager Portfolio - Initial Class (FAMP)
VIP Contrafund Portfolio - Initial Class (FCP)*
VIP Energy Portfolio - Service Class 2 (FNRS2)
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Growth Opportunities Portfolio - Initial Class (FGOP)*
VIP Growth Portfolio - Initial Class (FGP)
VIP High Income Portfolio - Initial Class R (FHIPR)
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Mid Cap Portfolio - Service Class (FMCS)
VIP Overseas Portfolio - Initial Class (FOP)
VIP Overseas Portfolio - Service Class R (FOSR)
VIP Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - l Class Shares (AMTB)
Balanced Portfolio - I Class Shares (AMBP)
Growth Portfolio - I Class Shares (AMTG)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Balanced Fund/VA - Non-Service Shares (OVMS)
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
All Asset Portfolio - Administrative Class (PMVAAA)
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - Class IB (PVGIB)
Putnam VT International Equity Fund - Class IB (PVTIGB)
Putnam VT Voyager Fund - Class IB (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Variable Insurance Funds - Invesco V.I. Mid Cap Core Equity - Series I Shares (AVMCCI)*
T. ROWE PRICE
Blue Chip Growth Portfolio - II (TRBCG2)*
Equity Income Portfolio - II (TREI2)*
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Variable Insurance Portfolios - Asset Strategy (WRASP)
Variable Insurance Portfolios - High Income (WRHIP)
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
WELLS FARGO FUNDS
Advantage VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2012, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and assets charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

For single premium and modified single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 2.50% of each premium payment. For flexible premium contracts, the sales load is reduced to 0.50% on any portion of the annual premium paid in excess of the annual break point premium. On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.50% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5.00% of each premium payment during the first ten years and 1.50% of each premium payment thereafter. For policies issued in New York, the Company deducts a sales load from each premium payment received not to exceed 9.50% of each premium payment during the first ten years and 6.00% of each premium payment thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2012 and 2011, total front-end sales charge deductions were $1,752,778 and $1,909,964, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured contract owner.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(c) Administrative Charges

An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

Contracts issued prior to April 16, 1990:

      Purchase payments totaling less than $25,000 – $10/month

      Purchase payments totaling $25,000 or more – none

Contracts issued on or after April 16, 1990:

      Purchase payments totaling less than $25,000 – $90/year ($65/year in New York)

      Purchase payments totaling $25,000 or more – $50/year

For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5.00 (not to exceed $7.50 per month). For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5.00 per month not to exceed $7.50). Additionally, the Company deducts an increase charge when the policy’s specified amount is increased. The charge is equal $2.04 per year per $1,000 of the specified amount increase.

For modified single premium contracts, the Company deducts a monthly administrative charge equal to an annualized rate of 0.30% multiplied by the policy’s cash value to cover administrative, premium tax and deferred acquisition costs. For policy years 11 and later, this monthly charge is reduced to an annualized rate of 0.15% of the policy’s cash value. The monthly charge is subject to a $10.00 minimum.

For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the per policy charge and the per $1,000.00 basic coverage charge. For policy years one through ten, the per policy charge is $10.00. Additionally, there is a $0.04 per $1,000.00 basic coverage charge (not less than $20.00 or more than $80.00 per policy per year). For policy years eleven and after, the per policy charge is $5.00. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10.00 or more than $40.00 per policy per year). For policies issued in New York, the per policy charge is guaranteed not to exceed $7.50 per month in all years and there is a $0.04 per $1,000.00 basic coverage charge in policy year one only.

(d) Surrender Charges

Policy surrenders result in a withdrawal of contract value from the Account and payment of the surrender proceeds to the policy owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

For single premium contracts, the charge is a percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8.00% in the first year and declines a specified amount each year. After the ninth year, the charge is 0.00%. For single premium contracts issued on or after April 16, 1990, the charge is 8.50% in the first year, and declines a specified amount each year. After the ninth year, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have a nine-year surrender charge period.

For multiple payment contracts, last survivor flexible premium contract and flexible premium contracts, the amount charged is based upon a specified percentage of the initial specified amount and varies by issue age, sex and rate class. The charge is reduced at certain time intervals, and declines a specified amount each year. After the eighth year for flexible premium contracts, after the ninth year for multiple payment contracts and after the tenth year for last survivor contracts, the charge is 0.00%. However, if a policy’s specified amount increases, the amount of the increase will have the same nine-year surrender charge period.

For modified single premium contracts, the amount charged is based on a percentage of the original premium payment. The charge is 10.00% of the initial premium payment and declines a specified amount each year to 0.00% after the end of the ninth year.

The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For modified single premium contracts (MSP), the Company deducts a charge equal to an annualized rate of 0.90%. For flexible premium contracts, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through nine. After the ninth year, the annualized rate is 0.80% on the first $25,000 of cash value and 0.50% on additional cash value. For last survivor flexible premium contracts (LSFP), the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten. In policy years eleven and after, the charge will continue to be deducted, but may be reduced for policies at specified asset levels. For LSFP issued in New York, the Company deducts a charge equal to an annualized rate of 0.80% in policy years one through ten and 0.50% thereafter, regardless of cash value. This charge is assessed monthly by liquidating units.

For single premium contracts issued prior to April 16, 1990, the Company deducts a charge equal to an annualized rate of 0.95% during the first ten policy years, and 0.50% thereafter. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annualized rate of 1.30% during the first ten policy years, and 1.00% thereafter. For multiple payment contracts, the Company deducts a charge equal to an annualized rate of 0.80%. For flexible premium and Variable Executive Life contracts, the charge is equal to an annualized rate of 0.80% during the first ten policy years, and 0.50% thereafter. This charge is assessed through a reduction in the unit value.

The following table provides mortality and expense risk charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2012:

	Total	ALVDAA	MLVGA2	DSIF	DSRG
Single Premium issue prior to April 16, 1990	$3,676	-	-	89	-
Single Premium issue after to April 16, 1990	445,305	-	-	19,420	1,953
Multiple Payment and Flexible Premium contracts	2,842,729	10	16,414	186,023	34,286
Variable Executive Life	11,266	-	-	676	-
Total	$3,302,976	10	16,414	206,208	36,239

	GVGMNS	IVKMG1	JABS	JACAS	JAGTS
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	4,383	968
Multiple Payment and Flexible Premium contracts	-	551	7,077	14,884	4,669
Variable Executive Life	-	-	-	-	-
Total	-	551	7,077	19,267	5,637

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	JAIGS	MIGIC	MNDIC	MVFIC	MSVFI
Single Premium issue prior to April 16, 1990	$-	-	-	-	-
Single Premium issue after to April 16, 1990	7,274	-	-	-	-
Multiple Payment and Flexible Premium contracts	16,568	903	36	8,986	1,244
Variable Executive Life	10	-	-	-	-
Total	$23,852	903	36	8,986	1,244

	MSEM	MSVRE	NVAMV1	GVAAA2	GVABD2
Single Premium issue prior to April 16, 1990	82	-	-	-	-
Single Premium issue after to April 16, 1990	2,482	14,281	7,353	-	-
Multiple Payment and Flexible Premium contracts	6,088	3	29,155	6,787	5,480
Variable Executive Life	-	-	222	1	-
Total	8,652	14,284	36,730	6,788	5,480

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	6,980	8,700	4,136	280	8,255
Variable Executive Life	-	18	-	-	-
Total	6,980	8,718	4,136	280	8,255

	GEM	GEM3	GIG	GIG3	NVNMO1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,769	-	237	-	-
Multiple Payment and Flexible Premium contracts	2,586	12,788	2,449	18,161	60,192
Variable Executive Life	-	37	-	91	193
Total	7,355	12,825	2,686	18,252	60,385

	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,016	986	1,023	2,578	7,145
Variable Executive Life	-	-	-	-	-
Total	1,016	986	1,023	2,578	7,145

	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	1,391	-
Multiple Payment and Flexible Premium contracts	5,073	2,806	1,401	1,185	1,077
Variable Executive Life	-	-	-	-	-
Total	5,073	2,806	1,401	2,576	1,077

	TRF	GBF	CAF	GVIX6	GVIDA
Single Premium issue prior to April 16, 1990	131	220	-	-	-
Single Premium issue after to April 16, 1990	10,632	14,801	4,021	-	119
Multiple Payment and Flexible Premium contracts	253,584	39,112	69,284	1,927	10,095
Variable Executive Life	741	7	122	-	-
Total	265,088	54,140	73,427	1,927	10,214

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	950	2,980	5,271
Multiple Payment and Flexible Premium contracts	496	575	4,295	18,507	23,535
Variable Executive Life	-	-	-	-	98
Total	496	575	5,245	21,487	28,904

	GVDMC	MCIF	SAM	NVMIG3	GVDIVI
Single Premium issue prior to April 16, 1990	-	-	252	-	-
Single Premium issue after to April 16, 1990	1,815	5,322	34,981	1,408	-
Multiple Payment and Flexible Premium contracts	13,128	21,482	94,324	21,675	706
Variable Executive Life	-	82	1,000	-	-
Total	14,943	26,886	130,557	23,083	706

	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	1,465	147	931	234
Multiple Payment and Flexible Premium contracts	2,104	6,614	5,357	148,035	104,549
Variable Executive Life	-	-	-	299	6
Total	2,104	8,079	5,504	149,265	104,789

	SCGF	SCVF	SCF	MSBF	NVSTB2
Single Premium issue prior to April 16, 1990	-	100	70	-	-
Single Premium issue after to April 16, 1990	7,276	3,608	3,807	6,636	-
Multiple Payment and Flexible Premium contracts	4,361	18,141	77,726	6,812	2,647
Variable Executive Life	15	43	987	-	-
Total	11,652	21,892	82,590	13,448	2,647

	NVOLG1	NVTIV3	EIF	NVRE1	ALVGIA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	27,271	-	-	2,417	-
Multiple Payment and Flexible Premium contracts	214,446	291	2,784	47,532	1,456
Variable Executive Life	942	-	-	163	-
Total	242,659	291	2,784	50,112	1,456

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	ALVSVA	ACVB	ACVCA	ACVIG	ACVIP2
Single Premium issue prior to April 16, 1990	$-	-	147	-	-
Single Premium issue after to April 16, 1990	-	7,075	11,435	959	-
Multiple Payment and Flexible Premium contracts	4,226	17,700	158	6,644	10,708
Variable Executive Life	-	-	-	69	118
Total	$4,226	24,775	11,740	7,672	10,826

	ACVI	ACVMV1	ACVU1	DVSCS	DCAP
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	2,553	-	253	2,949	8,907
Multiple Payment and Flexible Premium contracts	101	6,643	-	6,498	21,058
Variable Executive Life	-	-	-	-	-
Total	2,654	6,643	253	9,447	29,965

	DSC	DGI	FVCA2P	FQB	FEIP
Single Premium issue prior to April 16, 1990	-	-	-	-	541
Single Premium issue after to April 16, 1990	-	902	-	5,811	34,066
Multiple Payment and Flexible Premium contracts	1,270	5,402	380	6,005	179,316
Variable Executive Life	-	15	-	-	1,262
Total	1,270	6,319	380	11,816	215,185

	FHIP	FAMP	FNRS2	FF10S	FF20S
Single Premium issue prior to April 16, 1990	174	231	-	-	-
Single Premium issue after to April 16, 1990	12,611	20,367	-	-	-
Multiple Payment and Flexible Premium contracts	39,497	56,523	14,092	1,655	5,591
Variable Executive Life	246	43	46	311	-
Total	52,528	77,164	14,138	1,966	5,591

	FF30S	FGP	FHIPR	FIGBS	FMCS
Single Premium issue prior to April 16, 1990	-	791	-	-	-
Single Premium issue after to April 16, 1990	-	35,764	-	-	-
Multiple Payment and Flexible Premium contracts	6,087	257,425	20,961	20,721	36,564
Variable Executive Life	-	1,857	48	29	21
Total	6,087	295,837	21,009	20,750	36,585

	FOP	FOSR	FVSS	FTVIS2	FTVRDI
Single Premium issue prior to April 16, 1990	157	-	-	-	-
Single Premium issue after to April 16, 1990	9,232	-	1,036	-	-
Multiple Payment and Flexible Premium contracts	23,715	18,053	3,866	5,695	19,007
Variable Executive Life	22	40	-	-	-
Total	33,126	18,093	4,902	5,695	19,007

	FTVSVI	FTVDM3	TIF	TIF3	FTVGI3
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	15,959	6,405	1,078	4,710	15,065
Variable Executive Life	-	-	-	-	103
Total	15,959	6,405	1,078	4,710	15,168

	FTVFA2	AMTB	AMBP	AMTG	AMGP
Single Premium issue prior to April 16, 1990	-	58	-	418	-
Single Premium issue after to April 16, 1990	-	8,537	-	8,291	533
Multiple Payment and Flexible Premium contracts	611	7,582	226	150	-
Variable Executive Life	-	146	-	-	-
Total	611	16,323	226	8,859	533

	AMTP	AMFAS	AMSRS	OVMS	OVB
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	4,148	-	-	7,369	5,628
Multiple Payment and Flexible Premium contracts	15	1,043	2,668	27,445	21,787
Variable Executive Life	-	22	-	7	-
Total	4,163	1,065	2,668	34,821	27,415

	OVGS3	OVGS	OVGI	OVSC	OVAG
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	8,977	294	-	1,668
Multiple Payment and Flexible Premium contracts	37,422	59,336	4,572	4,532	4,349
Variable Executive Life	291	551	-	-	-
Total	37,713	68,864	4,866	4,532	6,017

	OVSB	PMVAAA	PMVFBA	PMVLDA	PMVTRA
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	128	1,045	3,167	10,536	5,105
Variable Executive Life	-	-	-	73	-
Total	128	1,045	3,167	10,609	5,105

	PVGIB	PVTIGB	PVTVB	ACEG	TRHS2
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	481	1,079	2,567	51	9,054
Variable Executive Life	-	-	-	-	-
Total	481	1,079	2,567	51	9,054

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	VWBF	VWEM	VWHA	WRASP	WRHIP
Single Premium issue prior to April 16, 1990	$76	-	-	-	-
Single Premium issue after to April 16, 1990	6,646	7,403	16,068	-	-
Multiple Payment and Flexible Premium contracts	6,366	25,458	36,566	12,762	1,637
Variable Executive Life	59	49	79	-	-
Total	$13,147	32,910	52,713	12,762	1,637

	WRMCG	SVDF	SVOF	WFVSCG	JAGTS2
Single Premium issue prior to April 16, 1990	-	-	139	-	-
Single Premium issue after to April 16, 1990	-	5,000	10,220	-	-
Multiple Payment and Flexible Premium contracts	308	-	68	2,302	757
Variable Executive Life	-	-	-	-	-
Total	308	5,000	10,427	2,302	757

	JAIGS2	AVCA	AVCDI	OVHI3	OVHI
Single Premium issue prior to April 16, 1990	-	-	-	-	-
Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	8,044	34	291	516	150
Variable Executive Life	6	-	-	-	-
Total	8,050	34	291	516	150

	WSCP
Single Premium issue prior to April 16, 1990	-
Single Premium issue after to April 16, 1990	-
Multiple Payment and Flexible Premium contracts	180
Variable Executive Life	-
Total	180

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow up to 90.00% (50% during first year of single and modified single premium contracts) of a policy’s cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.50% interest is due and payable annually in advance of the policy anniversary date. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6.00% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2012 and 2011, total transfers into the Account from the fixed account were $24,183,016 and $21,317,891, respectively, and total transfers from the Account to the fixed account were $24,051,007 and $24,466,331, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$598,136,685	$0	$0	$598,136,685

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$4,301	$10
Global Allocation V.I. Fund - Class II (MLVGA2)	763,019	717,599
Stock Index Fund, Inc. - Initial Shares (DSIF)	3,609,356	6,688,807
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	162,852	807,028
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	5,448	-
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	211,322	36,602
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	572,398	742,607
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	823,225	1,097,409
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	851,745	425,822
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	5,261,232	1,944,567
Investors Growth Stock Series - Initial Class (MIGIC)	16,254	16,432
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	41,058	4,231
Value Series - Initial Class (MVFIC)	245,478	853,076
Core Plus Fixed Income Portfolio - Class I (MSVFI)	231,360	144,722
Emerging Markets Debt Portfolio - Class I (MSEM)	744,145	721,891
U.S. Real Estate Portfolio - Class I (MSVRE)	495,636	687,193
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	431,146	1,414,527
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	520,011	277,614
American Funds NVIT Bond Fund - Class II (GVABD2)	56,462	348,207
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	678,296	1,165,548
American Funds NVIT Growth Fund - Class II (GVAGR2)	119,835	562,080
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	91,422	502,441
Federated NVIT High Income Bond Fund - Class I (HIBF)	8,638	46,388
Federated NVIT High Income Bond Fund - Class III (HIBF3)	464,058	777,478
NVIT Emerging Markets Fund - Class I (GEM)	44,820	175,461
NVIT Emerging Markets Fund - Class III (GEM3)	166,482	770,372
NVIT International Equity Fund - Class I (GIG)	193,073	243,824
NVIT International Equity Fund - Class III (GIG3)	101,662	392,785
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,122,702	1,249,806
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	14,765	177,503
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	69,655	62,848
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	120,971	37,333
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	100,567	41,932
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,451,766	118,707
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	106,773	80,986
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	127,823	41,980
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	103,676	128,722
NVIT Core Bond Fund - Class I (NVCBD1)	237,062	281,758
NVIT Core Plus Bond Fund - Class I (NVLCP1)	81,479	20,654
NVIT Nationwide Fund - Class I (TRF)	688,188	4,803,340
NVIT Government Bond Fund - Class I (GBF)	827,865	2,116,880
American Century NVIT Growth Fund - Class I (CAF)	183,467	1,365,512
NVIT International Index Fund - Class VI (GVIX6)	28,269	55,533
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	94,062	249,441
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	21,875	3,457
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	29,245	25,225
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	191,466	452,981
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	354,690	1,229,979
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	438,920	1,173,433
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	315,636	235,421
NVIT Mid Cap Index Fund - Class I (MCIF)	951,437	1,456,294
NVIT Money Market Fund - Class I (SAM)	10,276,927	12,313,285
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	104,129	674,785
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	530	11,139
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	37,253	120,503
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	246,634	548,143
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	98,889	324,845
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,504,770	3,702,548
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,053,990	2,367,510
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	205,525	602,199
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	584,635	1,241,381
NVIT Multi-Manager Small Company Fund - Class I (SCF)	205,416	2,197,699
NVIT Multi-Sector Bond Fund - Class I (MSBF)	679,750	729,828
NVIT Short Term Bond Fund - Class II (NVSTB2)	312,125	241,170
NVIT Large Cap Growth Fund - Class I (NVOLG1)	861,683	7,266,389
Templeton NVIT International Value Fund - Class III (NVTIV3)	53,696	14,006
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	92,481	297,871
NVIT Real Estate Fund - Class I (NVRE1)	1,637,384	2,420,416
VPS Growth and Income Portfolio - Class A (ALVGIA)	55,201	92,516
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	369,138	498,940
VP Balanced Fund - Class I (ACVB)	596,596	421,250
VP Capital Appreciation Fund - Class I (ACVCA)	144,610	108,307
VP Income & Growth Fund - Class I (ACVIG)	211,796	624,232
American Century VP Inflation Protection Fund - Class II (ACVIP2)	514,761	650,531
VP International Fund - Class I (ACVI)	22,995	55,524
VP International Fund - Class III (ACVI3)	19,349	54,553
VP Mid Cap Value Fund - Class I (ACVMV1)	335,621	521,113
VP Ultra(R) Fund - Class I (ACVU1)	103,936	76,775
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	463,220	753,357
Appreciation Portfolio - Initial Shares (DCAP)	1,285,750	2,052,922
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	283,726	107,475
Growth and Income Portfolio - Initial Shares (DGI)	39,049	176,349
Capital Appreciation Fund II - Primary Shares (FVCA2P)	79,167	12,811
Quality Bond Fund II - Primary Shares (FQB)	337,805	431,180
Equity-Income Portfolio - Initial Class (FEIP)	3,969,153	3,883,133
High Income Portfolio - Initial Class (FHIP)	1,629,545	3,221,168

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

VIP Asset Manager Portfolio - Initial Class (FAMP)	562,844	2,257,259
VIP Energy Portfolio - Service Class 2 (FNRS2)	195,138	922,686
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	76,157	174,425
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	294,099	140,656
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	236,424	154,990
VIP Growth Portfolio - Initial Class (FGP)	797,288	5,850,740
VIP High Income Portfolio - Initial Class R (FHIPR)	625,499	885,500
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	920,849	1,477,466
VIP Mid Cap Portfolio - Service Class (FMCS)	933,203	1,786,404
VIP Overseas Portfolio - Initial Class (FOP)	147,447	724,147
VIP Overseas Portfolio - Service Class R (FOSR)	812,667	460,398
VIP Value Strategies Portfolio - Service Class (FVSS)	517,483	446,818
Franklin Income Securities Fund - Class 2 (FTVIS2)	320,192	274,529
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	836,982	1,072,237
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	122,758	507,312
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	137,774	421,919
Templeton Foreign Securities Fund - Class 1 (TIF)	7,758	103,870
Templeton Foreign Securities Fund - Class 3 (TIF3)	164,369	374,114
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	504,362	888,331
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	33,313	78,298
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	886,903	586,605
Balanced Portfolio - I Class Shares (AMBP)	2,653	4,146
Growth Portfolio - I Class Shares (AMTG)	57,752	195,586
Guardian Portfolio - I Class Shares (AMGP)	2,541	29,005
International Portfolio - S Class Shares (AMINS)	7,361	228
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	179	68
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	70,900	188,401
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)	5,471	18,838
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	8,639	339,500
Socially Responsive Portfolio - I Class Shares (AMSRS)	8,724	139,195
Balanced Fund/VA - Non-Service Shares (OVMS)	147,357	763,163
Core Bond Fund/VA - Non-Service Shares (OVB)	749,719	742,315
Global Securities Fund/VA - Class 3 (OVGS3)	508,615	1,006,845
Global Securities Fund/VA - Non-Service Shares (OVGS)	318,076	1,956,182
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	414,587	441,266
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	172,079	207,779
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	151,648	323,375
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	170,605	7,896
All Asset Portfolio - Administrative Class (PMVAAA)	789,058	57,196
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	192,772	365,552
Low Duration Portfolio - Administrative Class (PMVLDA)	889,832	878,555
Total Return Portfolio - Administrative Class (PMVTRA)	1,699,349	584,078
Putnam VT Growth and Income Fund - Class IB (PVGIB)	8,714	5,422
Putnam VT International Equity Fund - Class IB (PVTIGB)	65,244	29,234
Putnam VT Voyager Fund - Class IB (PVTVB)	87,271	317,474
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)	36,878	23,499
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)	4,479	1,674
Health Sciences Portfolio - II (TRHS2)	2,231,184	997,653
Limited-Term Bond Portfolio - II (TRLT2)	203,415	156,074
VIP Trust - Global Bond Fund: Initial Class (VWBF)	143,967	459,410
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	610,416	1,587,757
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	1,773,499	2,880,440
Variable Insurance Portfolios - Asset Strategy (WRASP)	529,208	443,709
Variable Insurance Portfolios - High Income (WRHIP)	1,416,099	687,175
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	223,504	61,857
Advantage VT Discovery Fund (SVDF)	81,263	237,104
Advantage VT Opportunity Fund - Class 2 (SVOF)	14,158	125,586
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	109,011	273,796
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	172,623	569,057
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	65,181	4,748,283
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)	6,273	41,083
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)	15,096	202,050
High Income Fund/VA - Class 3 (obsolete) (OVHI3)	101,554	178,016
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)	12,603	67,523
Total	$78,407,394	$127,723,077

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2012	0.50%	443	$10.220316	$4,528	0.14%	2.20%	5/1/2012
Global Allocation V.I. Fund - Class II (MLVGA2)
2012	0.00%	24,810	14.209224	352,531	1.49%	10.14%
2012	0.50%	187,347	13.951062	2,613,690	1.49%	9.59%
2012	0.80%	32,501	13.798429	448,463	1.49%	9.26%
2011	0.00%	16,561	12.900807	213,650	2.10%	-3.63%
2011	0.50%	195,667	12.730054	2,490,851	2.10%	-4.11%
2011	0.80%	32,253	12.628697	407,313	2.10%	-4.39%
2010	0.00%	18,901	13.386468	253,018	1.39%	9.88%
2010	0.50%	186,041	13.275367	2,469,763	1.39%	9.33%
2010	0.80%	27,324	13.209155	360,927	1.39%	9.01%
2009	0.00%	11,131	12.182592	135,604	2.53%	21.83%	5/1/2009
2009	0.50%	65,483	12.142000	795,095	2.53%	21.42%	5/1/2009
2009	0.80%	9,208	12.117715	111,580	2.53%	21.18%	5/1/2009
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	0.00%	232,518	28.323595	6,585,746	2.02%	15.74%
2012	0.50%	675,418	37.814121	25,540,338	2.02%	15.16%
2012	0.80%	177,439	36.413259	6,461,132	2.02%	14.81%
2012	1.00%	183,017	10.801888	1,976,929	2.02%	14.58%
2012	1.30%	1	33.072407	33	2.02%	14.24%
2011	0.00%	242,229	24.472264	5,927,892	1.81%	1.88%
2011	0.50%	801,833	32.836419	26,329,324	1.81%	1.37%
2011	0.80%	201,415	31.715171	6,387,911	1.81%	1.07%
2011	1.00%	192,956	9.427090	1,819,014	1.81%	0.87%
2011	1.30%	1	28.950048	29	1.81%	0.56%
2010	0.00%	283,297	24.021269	6,805,153	1.83%	14.84%
2010	0.50%	880,255	32.392494	28,513,655	1.83%	14.27%
2010	0.80%	231,031	31.380193	7,249,797	1.83%	13.92%
2010	1.00%	227,384	9.346157	2,125,167	1.83%	13.70%
2010	1.30%	1	28.787558	29	1.83%	13.36%
2009	0.00%	340,061	20.917605	7,113,262	2.10%	26.33%
2009	0.50%	917,137	28.348457	25,999,419	2.10%	25.70%
2009	0.80%	259,068	27.544961	7,136,018	2.10%	25.33%
2009	1.00%	262,346	8.220290	2,156,560	2.10%	25.08%
2009	1.30%	1	25.395713	25	2.10%	24.70%
2008	0.00%	383,007	16.557351	6,341,581	2.05%	-37.14%
2008	0.50%	952,613	22.551717	21,483,059	2.05%	-37.46%
2008	0.80%	384,851	21.978365	8,458,396	2.05%	-37.64%
2008	1.00%	321,585	6.572170	2,113,511	2.05%	-37.77%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	0.00%	19,449	$ 21.965624	$ 427,209	0.80%	11.97%
2012	0.50%	99,652	31.091907	3,098,371	0.80%	11.42%
2012	0.80%	72,243	29.939352	2,162,909	0.80%	11.08%
2012	1.00%	17,745	7.894104	140,081	0.80%	10.86%
2011	0.00%	21,010	19.616581	412,144	0.89%	0.90%
2011	0.50%	108,447	27.906384	3,026,364	0.89%	0.40%
2011	0.80%	82,025	26.952830	2,210,806	0.89%	0.10%
2011	1.00%	25,610	7.120901	182,366	0.89%	-0.10%
2010	0.00%	22,495	19.441383	437,334	0.87%	14.82%
2010	0.50%	113,089	27.795479	3,143,363	0.87%	14.24%
2010	0.80%	92,318	26.926201	2,485,773	0.87%	13.90%
2010	1.00%	17,088	7.128076	121,805	0.87%	13.67%
2009	0.00%	25,239	16.932768	427,366	0.97%	33.76%
2009	0.50%	124,121	24.330103	3,019,877	0.97%	33.09%
2009	0.80%	100,952	23.639940	2,386,499	0.97%	32.69%
2009	1.00%	17,511	6.270634	109,805	0.97%	32.42%
2008	0.00%	26,451	12.659521	334,857	0.76%	-34.42%
2008	0.50%	136,568	18.281160	2,496,621	0.76%	-34.75%
2008	0.80%	117,793	17.815941	2,098,593	0.76%	-34.95%
2008	1.00%	19,389	4.735242	91,812	0.76%	-35.08%
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2012	0.50%	532	10.278168	5,468	0.00%	2.78%	5/1/2012
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.00%	2,945	9.827596	28,942	0.00%	-1.72%	4/27/2012
2012	0.50%	10,719	9.794347	104,986	0.00%	-2.06%	4/27/2012
2012	0.80%	3,722	9.774456	36,381	0.00%	-2.26%	4/27/2012
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2012	0.00%	6,544	20.510267	134,219	2.45%	13.37%
2012	0.50%	66,020	19.542573	1,290,201	2.45%	12.81%
2012	0.80%	4,774	18.983974	90,629	2.45%	12.47%
2011	0.00%	3,796	18.090668	68,672	2.42%	1.35%
2011	0.50%	84,060	17.323728	1,456,233	2.42%	0.85%
2011	0.80%	5,460	16.879234	92,161	2.42%	0.55%
2010	0.00%	4,409	17.848881	78,696	2.53%	8.12%
2010	0.50%	63,353	17.177664	1,088,257	2.53%	7.58%
2010	0.80%	4,368	16.787086	73,326	2.53%	7.26%
2009	0.00%	4,468	16.508530	73,760	2.97%	25.58%
2009	0.50%	59,924	15.967283	956,823	2.97%	24.96%
2009	0.80%	4,174	15.651080	65,328	2.97%	24.58%
2008	0.00%	1,888	13.145664	24,819	2.61%	-16.06%
2008	0.50%	29,964	12.778352	382,891	2.61%	-16.48%
2008	0.80%	3,187	12.562910	40,038	2.61%	-16.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	0.00%	43,000	$ 12.384741	$ 532,544	0.58%	23.86%
2012	0.50%	188,843	11.624473	2,195,200	0.58%	23.24%
2012	0.80%	45,537	11.190935	509,602	0.58%	22.87%
2012	1.00%	49,672	11.393919	565,959	0.58%	22.62%
2011	0.00%	61,290	9.999175	612,849	0.23%	-6.94%
2011	0.50%	204,085	9.432470	1,925,026	0.23%	-7.40%
2011	0.80%	51,667	9.108015	470,584	0.23%	-7.68%
2011	1.00%	37,117	9.291820	344,884	0.23%	-7.87%
2010	0.00%	64,750	10.745026	695,740	0.22%	6.48%
2010	0.50%	295,574	10.186784	3,010,948	0.22%	5.95%
2010	0.80%	60,260	9.865878	594,518	0.22%	5.63%
2010	1.00%	54,095	10.085087	545,553	0.22%	5.42%
2009	0.00%	75,049	10.091229	757,337	0.01%	46.01%
2009	0.50%	369,606	9.614858	3,553,709	0.01%	45.29%
2009	0.80%	66,045	9.339933	616,856	0.01%	44.85%
2009	1.00%	57,975	9.566552	554,621	0.01%	44.56%
2008	0.00%	66,848	6.911095	461,993	0.01%	-44.31%
2008	0.50%	285,769	6.617843	1,891,174	0.01%	-44.59%
2008	0.80%	70,867	6.447916	456,944	0.01%	-44.75%
2008	1.00%	25,926	6.617584	171,567	0.01%	-44.86%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	0.00%	44,277	6.441181	285,196	0.00%	19.15%
2012	0.50%	155,921	6.045616	942,638	0.00%	18.55%
2012	0.80%	19,980	5.820037	116,284	0.00%	18.20%
2012	1.00%	24,515	5.948768	145,834	0.00%	17.96%
2012	1.30%	11	5.462609	60	0.00%	17.61%
2011	0.00%	59,113	5.405987	319,564	0.00%	-8.66%
2011	0.50%	83,027	5.099493	423,396	0.00%	-9.11%
2011	0.80%	13,985	4.923995	68,862	0.00%	-9.38%
2011	1.00%	16,819	5.043000	84,818	0.00%	-9.56%
2010	0.00%	64,558	5.918354	382,077	0.00%	24.40%
2010	0.50%	100,059	5.610750	561,406	0.00%	23.78%
2010	0.80%	17,459	5.433907	94,871	0.00%	23.41%
2010	1.00%	22,621	5.576370	126,143	0.00%	23.16%
2009	0.00%	72,366	4.757691	344,295	0.00%	56.90%
2009	0.50%	214,031	4.532982	970,199	0.00%	56.11%
2009	0.80%	27,209	4.403280	119,809	0.00%	55.65%
2009	1.00%	41,272	4.527754	186,869	0.00%	55.34%
2008	0.00%	53,775	3.032378	163,066	0.09%	-43.97%
2008	0.50%	125,263	2.903630	363,717	0.09%	-44.25%
2008	0.80%	36,446	2.829026	103,107	0.09%	-44.42%
2008	1.00%	14,544	2.914815	42,393	0.09%	-44.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	0.00%	29,255	$14.640868	$428,319	0.85%	13.18%
2012	0.50%	248,458	13.741998	3,414,309	0.85%	12.62%
2012	0.80%	52,919	13.229420	700,088	0.85%	12.28%
2012	1.00%	27,845	14.185418	394,993	0.85%	12.05%
2011	0.00%	40,409	12.935745	522,721	0.40%	-32.34%
2011	0.50%	60,202	12.202589	734,620	0.40%	-32.67%
2011	0.80%	12,846	11.782833	151,362	0.40%	-32.88%
2011	1.00%	60,882	12.659656	770,745	0.40%	-33.01%
2010	0.00%	50,895	19.117945	973,008	0.55%	25.02%
2010	0.50%	68,702	18.124805	1,245,210	0.55%	24.39%
2010	0.80%	17,122	17.553917	300,558	0.55%	24.02%
2010	1.00%	102,765	18.897953	1,942,048	0.55%	23.77%
2009	0.00%	45,724	15.292392	699,229	0.41%	79.07%
2009	0.50%	85,296	14.570522	1,242,807	0.41%	78.18%
2009	0.80%	21,214	14.153914	300,261	0.41%	77.65%
2009	1.00%	100,674	15.268085	1,537,099	0.41%	77.29%
2008	0.00%	64,411	8.539839	550,060	2.75%	-52.23%
2008	0.50%	100,327	8.177488	820,423	2.75%	-52.47%
2008	0.80%	34,313	7.967521	273,390	2.75%	-52.61%
2008	1.00%	33,535	8.611907	288,800	2.75%	-52.71%
Investors Growth Stock Series - Initial Class (MIGIC)
2012	0.00%	911	18.477561	16,833	0.46%	16.97%
2012	0.50%	8,376	17.605660	147,465	0.46%	16.39%
2012	0.80%	1,369	17.102335	23,413	0.46%	16.04%
2011	0.00%	884	15.796502	13,964	0.55%	0.58%
2011	0.50%	8,677	15.126718	131,255	0.55%	0.08%
2011	0.80%	1,613	14.738500	23,773	0.55%	-0.22%
2010	0.00%	897	15.705759	14,088	0.50%	12.47%
2010	0.50%	8,710	15.115038	131,652	0.50%	11.91%
2010	0.80%	1,611	14.771276	23,797	0.50%	11.58%
2009	0.00%	844	13.963862	11,785	0.67%	39.55%
2009	0.50%	15,623	13.505951	211,003	0.67%	38.86%
2009	0.80%	2,002	13.238396	26,503	0.67%	38.44%
2008	0.00%	784	10.006089	7,845	0.56%	-36.87%
2008	0.50%	10,324	9.726449	100,416	0.56%	-37.19%
2008	0.80%	4,133	9.562409	39,521	0.56%	-37.38%
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2012	0.50%	3,032	10.301526	31,234	0.00%	3.02%	5/1/2012
2012	0.80%	621	10.280941	6,384	0.00%	2.81%	5/1/2012
Value Series - Initial Class (MVFIC)
2012	0.00%	7,952	21.189802	168,501	1.75%	16.26%
2012	0.50%	62,380	20.189915	1,259,447	1.75%	15.68%
2012	0.80%	7,555	19.612765	148,174	1.75%	15.33%
2011	0.00%	10,143	18.226114	184,867	1.48%	-0.30%
2011	0.50%	92,819	17.453308	1,619,999	1.48%	-0.80%
2011	0.80%	7,870	17.005440	133,833	1.48%	-1.10%
2010	0.00%	10,028	18.281385	183,326	1.49%	11.53%
2010	0.50%	94,055	17.593817	1,654,786	1.49%	10.98%
2010	0.80%	8,354	17.193742	143,637	1.49%	10.65%
2009	0.00%	9,300	16.390924	152,436	1.34%	22.71%
2009	0.50%	85,805	15.853449	1,360,305	1.34%	22.10%
2009	0.80%	8,888	15.539458	138,115	1.34%	21.74%
2008	0.00%	10,025	13.356934	133,903	0.99%	-32.58%
2008	0.50%	98,196	12.983695	1,274,947	0.99%	-32.92%
2008	0.80%	8,253	12.764787	105,348	0.99%	-33.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2012	0.00%	5,129	$14.850467	$76,168	5.75%	9.44%
2012	0.50%	16,286	14.149776	230,443	5.75%	8.89%
2012	0.80%	1,741	13.745300	23,931	5.75%	8.57%
2011	0.00%	5,195	13.569488	70,493	3.62%	5.65%
2011	0.50%	10,523	12.994186	136,738	3.62%	5.12%
2011	0.80%	2,121	12.660760	26,853	3.62%	4.81%
2010	0.00%	1,267	12.844145	16,274	6.62%	7.14%
2010	0.50%	11,622	12.361057	143,660	6.62%	6.61%
2010	0.80%	2,208	12.079951	26,673	6.62%	6.29%
2009	0.00%	1,129	11.987667	13,534	4.15%	9.64%
2009	0.50%	14,932	11.594606	173,131	4.15%	9.10%
2009	0.80%	2,681	11.364963	30,469	4.15%	8.77%
2008	0.00%	6,559	10.933218	71,711	4.73%	-10.20%
2008	0.50%	60,672	10.627725	644,805	4.73%	-10.65%
2008	0.80%	4,469	10.448514	46,694	4.73%	-10.92%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	0.00%	5,484	35.042942	192,175	2.88%	17.96%
2012	0.50%	33,503	32.339111	1,083,457	2.88%	17.37%
2012	0.80%	6,099	30.965468	188,858	2.88%	17.02%
2012	1.00%	11,005	30.738881	338,281	2.88%	16.78%
2011	0.00%	6,472	29.707233	192,265	3.16%	7.03%
2011	0.50%	34,581	27.552804	952,804	3.16%	6.50%
2011	0.80%	6,431	26.461901	170,176	3.16%	6.18%
2011	1.00%	9,433	26.320970	248,286	3.16%	5.97%
2010	0.00%	14,151	27.755292	392,765	3.44%	9.74%
2010	0.50%	49,756	25.871094	1,287,242	3.44%	9.20%
2010	0.80%	7,575	24.921222	188,778	3.44%	8.87%
2010	1.00%	10,356	24.837987	257,222	3.44%	8.65%
2009	0.00%	12,742	25.290832	322,256	8.37%	30.21%
2009	0.50%	47,197	23.692027	1,118,193	8.37%	29.56%
2009	0.80%	7,957	22.890693	182,141	8.37%	29.17%
2009	1.00%	10,375	22.859877	237,171	8.37%	28.91%
2008	0.00%	13,545	19.423315	263,089	7.05%	-14.98%
2008	0.50%	55,882	18.286566	1,021,890	7.05%	-15.40%
2008	0.80%	10,382	17.721099	183,980	7.05%	-15.65%
2008	1.00%	6,634	17.732649	117,638	7.05%	-15.82%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	0.00%	7,751	63.238652	490,163	0.84%	15.84%
2012	0.80%	7	61.220395	429	0.84%	14.91%
2012	1.00%	43,683	31.592343	1,380,048	0.84%	14.68%
2011	0.00%	9,460	54.593503	516,455	0.97%	5.92%
2011	0.80%	7	53.276522	373	0.97%	5.08%
2011	1.00%	46,749	27.548115	1,287,847	0.97%	4.87%
2010	0.00%	12,054	51.542559	621,294	2.16%	29.96%
2010	0.80%	7	50.702174	355	2.16%	28.93%
2010	1.00%	32,923	26.269333	864,865	2.16%	28.67%
2009	0.00%	15,029	39.660220	596,053	5.11%	28.36%
2009	0.80%	7	39.326304	275	5.11%	27.33%
2009	1.00%	36,695	20.416080	749,168	5.11%	27.08%
2008	0.00%	35,291	30.898769	1,090,448	3.46%	-37.89%
2008	0.50%	164,177	31.774120	5,216,580	3.46%	-38.20%
2008	0.80%	48,939	30.885042	1,511,483	3.46%	-38.39%
2008	1.00%	41,815	16.065985	671,799	3.46%	-38.51%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	0.00%	64,944	$16.452105	$1,068,466	0.95%	14.66%
2012	0.50%	264,220	16.153244	4,268,010	0.95%	14.09%
2012	0.80%	52,739	15.976557	842,588	0.95%	13.75%
2012	1.00%	46,918	15.859841	744,112	0.95%	13.52%
2011	0.00%	75,881	14.348277	1,088,762	1.63%	0.65%
2011	0.50%	321,145	14.158408	4,546,902	1.63%	0.15%
2011	0.80%	64,614	14.045709	907,549	1.63%	-0.15%
2011	1.00%	52,825	13.971078	738,022	1.63%	-0.35%
2010	0.00%	96,307	14.256071	1,372,959	1.92%	13.46%
2010	0.50%	370,983	14.137798	5,244,883	1.92%	12.90%
2010	0.80%	73,607	14.067316	1,035,453	1.92%	12.56%
2010	1.00%	50,951	14.020534	714,360	1.92%	12.34%
2009	0.00%	929	12.564442	11,672	0.89%	25.64%	5/1/2009
2009	0.50%	552	12.522611	6,912	0.89%	25.23%	5/1/2009
2009	0.80%	4	12.497580	50	0.89%	24.98%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.00%	5,562	12.704984	70,665	1.43%	15.72%
2012	0.50%	85,379	12.288311	1,049,164	1.43%	15.14%
2012	0.80%	21,712	12.044923	261,519	1.43%	14.79%
2011	0.00%	5,660	10.979437	62,144	1.43%	0.93%
2011	0.50%	70,814	10.672693	755,776	1.43%	0.43%
2011	0.80%	15,136	10.492803	158,819	1.43%	0.13%
2010	0.00%	6,984	10.878393	75,975	1.51%	12.02%
2010	0.50%	84,386	10.627363	896,801	1.51%	11.46%
2010	0.80%	14,478	10.479549	151,723	1.51%	11.13%
2009	0.00%	6,425	9.711378	62,396	0.08%	23.41%
2009	0.50%	92,676	9.534796	883,647	0.08%	22.80%
2009	0.80%	14,397	9.430409	135,770	0.08%	22.43%
2008	0.00%	17,836	7.868935	140,350	2.61%	-29.78%
2008	0.50%	90,933	7.764576	706,056	2.61%	-30.13%
2008	0.80%	11,719	7.702635	90,267	2.61%	-30.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2012	0.00%	3,749	12.903197	48,374	1.92%	4.97%
2012	0.50%	67,226	12.480192	838,993	1.92%	4.44%
2012	0.80%	5,234	12.233039	64,028	1.92%	4.13%
2011	0.00%	5,942	12.292646	73,043	2.31%	5.72%
2011	0.50%	89,002	11.949408	1,063,521	2.31%	5.20%
2011	0.80%	6,129	11.748041	72,004	2.31%	4.88%
2010	0.00%	6,068	11.627184	70,554	2.07%	5.99%
2010	0.50%	96,320	11.359007	1,094,100	2.07%	5.46%
2010	0.80%	8,644	11.201040	96,822	2.07%	5.15%
2009	0.00%	7,087	10.970085	77,745	0.35%	12.15%
2009	0.50%	122,112	10.770767	1,315,240	0.35%	11.59%
2009	0.80%	9,442	10.652882	100,585	0.35%	11.26%
2008	0.00%	6,155	9.781713	60,206	5.27%	-9.87%
2008	0.50%	104,841	9.652092	1,011,935	5.27%	-10.32%
2008	0.80%	9,151	9.575122	87,622	5.27%	-10.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2012	0.00%	5,401	$13.277399	$71,711	0.80%	22.09%
2012	0.50%	93,461	12.841941	1,200,221	0.80%	21.48%
2012	0.80%	15,246	12.587521	191,909	0.80%	21.11%
2011	0.00%	6,655	10.875437	72,376	0.95%	-9.31%
2011	0.50%	137,757	10.571579	1,456,309	0.95%	-9.76%
2011	0.80%	13,570	10.393328	141,037	0.95%	-10.03%
2010	0.00%	7,375	11.991721	88,439	0.85%	11.30%
2010	0.50%	140,805	11.715019	1,649,533	0.85%	10.75%
2010	0.80%	18,883	11.552053	218,137	0.85%	10.41%
2009	0.00%	6,075	10.774250	65,454	0.00%	41.60%
2009	0.50%	118,760	10.578350	1,256,285	0.00%	40.90%
2009	0.80%	24,294	10.462500	254,176	0.00%	40.47%
2008	0.00%	9,676	7.608765	73,622	2.74%	-38.64%
2008	0.50%	112,338	7.507854	843,417	2.74%	-38.94%
2008	0.80%	21,120	7.447945	157,301	2.74%	-39.13%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2012	0.00%	7,791	11.875465	92,522	0.22%	17.40%
2012	0.50%	117,743	11.485910	1,352,386	0.22%	16.81%
2012	0.80%	16,640	11.258336	187,339	0.22%	16.46%
2011	0.00%	9,503	10.115272	96,125	0.27%	-4.69%
2011	0.50%	154,823	9.832585	1,522,310	0.27%	-5.16%
2011	0.80%	18,599	9.666797	179,793	0.27%	-5.45%
2010	0.00%	6,030	10.612804	63,995	0.15%	18.19%
2010	0.50%	187,568	10.367833	1,944,674	0.15%	17.60%
2010	0.80%	25,085	10.223579	256,458	0.15%	17.25%
2009	0.00%	5,838	8.979238	52,421	0.00%	38.78%
2009	0.50%	166,832	8.815893	1,470,773	0.00%	38.09%
2009	0.80%	25,748	8.719320	224,505	0.00%	37.68%
2008	0.00%	4,646	6.470039	30,060	2.07%	-44.21%
2008	0.50%	139,829	6.384181	892,694	2.07%	-44.49%
2008	0.80%	28,066	6.333211	177,748	2.07%	-44.66%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2012	0.00%	2,914	10.169772	29,635	0.95%	17.06%
2012	0.50%	69,302	9.885503	685,085	0.95%	16.48%
2012	0.80%	3,797	9.718758	36,902	0.95%	16.13%
2011	0.00%	2,657	8.687464	23,083	0.99%	-2.24%
2011	0.50%	115,306	8.487048	978,608	0.99%	-2.72%
2011	0.80%	3,715	8.369014	31,091	0.99%	-3.01%
2010	0.00%	2,714	8.886120	24,117	0.91%	10.97%
2010	0.50%	114,596	8.724545	999,798	0.91%	10.42%
2010	0.80%	4,706	8.629010	40,608	0.91%	10.09%
2009	0.00%	2,815	8.007342	22,541	0.00%	30.69%
2009	0.50%	99,198	7.901119	783,775	0.00%	30.04%
2009	0.80%	3,815	7.838054	29,902	0.00%	29.65%
2008	0.00%	2,747	6.126963	16,831	2.44%	-38.06%
2008	0.50%	89,642	6.075985	544,663	2.44%	-38.37%
2008	0.80%	3,255	6.045597	19,678	2.44%	-38.56%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	0.00%	2,854	$ 20.226839	$ 57,727	6.54%	14.56%
2012	0.50%	2,123	19.272608	40,916	6.54%	13.98%
2012	0.80%	407	18.721734	7,620	6.54%	13.64%
2011	0.00%	4,766	17.656619	84,151	8.19%	3.82%
2011	0.50%	2,410	16.908181	40,749	8.19%	3.30%
2011	0.80%	570	16.474351	9,390	8.19%	2.99%
2010	0.00%	5,015	17.007403	85,292	8.44%	13.15%
2010	0.50%	3,245	16.367890	53,114	8.44%	12.59%
2010	0.80%	782	15.995730	12,509	8.44%	12.25%
2009	0.00%	5,085	15.030278	76,429	9.75%	46.00%
2009	0.50%	3,955	14.537578	57,496	9.75%	45.27%
2009	0.80%	1,534	14.249701	21,859	9.75%	44.84%
2008	0.00%	5,154	10.294917	53,060	8.80%	-27.99%
2008	0.50%	4,252	10.007295	42,551	8.80%	-28.35%
2008	0.80%	1,761	9.838552	17,326	8.80%	-28.56%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.00%	14,697	17.021800	250,169	7.64%	14.71%
2012	0.50%	83,641	16.381922	1,370,200	7.64%	14.13%
2012	0.80%	6,493	16.009620	103,950	7.64%	13.79%
2011	0.00%	11,678	14.839228	173,293	8.22%	3.81%
2011	0.50%	116,173	14.353153	1,667,449	8.22%	3.29%
2011	0.80%	6,081	14.069186	85,555	8.22%	2.98%
2010	0.00%	13,586	14.295077	194,213	7.86%	13.16%
2010	0.50%	116,167	13.895948	1,614,251	7.86%	12.60%
2010	0.80%	5,805	13.661828	79,307	7.86%	12.26%
2009	0.00%	13,384	12.632602	169,075	11.37%	46.08%
2009	0.50%	250,028	12.341429	3,085,703	11.37%	45.35%
2009	0.80%	8,303	12.169932	101,047	11.37%	44.92%
2008	0.00%	12,655	8.647843	109,438	9.56%	-28.10%
2008	0.50%	59,880	8.490785	508,428	9.56%	-28.46%
2008	0.80%	10,421	8.397926	87,515	9.56%	-28.67%
NVIT Emerging Markets Fund - Class I (GEM)
2012	0.00%	869	26.899413	23,376	0.49%	17.22%
2012	0.50%	16,753	25.301371	423,874	0.49%	16.63%
2012	0.80%	2,308	24.388485	56,289	0.49%	16.28%
2012	1.00%	20,461	23.442718	479,661	0.49%	16.05%
2011	0.00%	985	22.948246	22,604	0.64%	-22.37%
2011	0.50%	19,654	21.693374	426,362	0.64%	-22.76%
2011	0.80%	2,961	20.973634	62,103	0.64%	-22.99%
2011	1.00%	22,453	20.200753	453,568	0.64%	-23.15%
2010	0.00%	3,906	29.562687	115,472	0.06%	16.17%
2010	0.50%	28,449	28.086103	799,022	0.06%	15.60%
2010	0.80%	3,689	27.235796	100,473	0.06%	15.25%
2010	1.00%	22,540	26.284637	592,456	0.06%	15.02%
2009	0.00%	4,227	25.446836	107,564	1.30%	63.31%
2009	0.50%	30,891	24.296820	750,553	1.30%	62.50%
2009	0.80%	4,456	23.631906	105,304	1.30%	62.01%
2009	1.00%	40,087	22.852194	916,076	1.30%	61.69%
2008	0.00%	4,604	15.581599	71,738	1.08%	-57.76%
2008	0.50%	37,210	14.951961	556,362	1.08%	-57.97%
2008	0.80%	6,102	14.586450	89,007	1.08%	-58.10%
2008	1.00%	18,953	14.133405	267,870	1.08%	-58.18%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.00%	24,409	$ 19.336082	$ 471,974	0.45%	17.24%
2012	0.50%	93,486	18.608853	1,739,667	0.45%	16.65%
2012	0.80%	22,464	18.185755	408,525	0.45%	16.30%
2011	0.00%	28,288	16.493303	466,563	0.71%	-22.39%
2011	0.50%	121,016	15.952745	1,930,537	0.71%	-22.78%
2011	0.80%	26,612	15.636987	416,131	0.71%	-23.01%
2010	0.00%	30,788	21.252025	654,307	0.07%	16.21%
2010	0.50%	129,852	20.658460	2,682,542	0.07%	15.63%
2010	0.80%	32,166	20.310361	653,303	0.07%	15.29%
2009	0.00%	35,576	18.287102	650,582	1.28%	63.48%
2009	0.50%	129,200	17.865296	2,308,196	1.28%	62.67%
2009	0.80%	36,539	17.616947	643,706	1.28%	62.18%
2008	0.00%	29,125	11.185864	325,788	1.12%	-57.83%
2008	0.50%	183,967	10.982610	2,020,438	1.12%	-58.04%
2008	0.80%	42,738	10.862450	464,239	1.12%	-58.17%
NVIT International Equity Fund - Class I (GIG)
2012	0.00%	9,497	14.122631	134,123	0.85%	15.61%
2012	0.50%	30,028	13.283536	398,878	0.85%	15.03%
2012	0.80%	5,275	12.804278	67,543	0.85%	14.68%
2012	1.00%	1,136	12.560723	14,269	0.85%	14.46%
2011	0.00%	11,889	12.216006	145,236	1.21%	-9.76%
2011	0.50%	29,995	11.547898	346,379	1.21%	-10.21%
2011	0.80%	5,692	11.164772	63,550	1.21%	-10.48%
2011	1.00%	2,338	10.974373	25,658	1.21%	-10.66%
2010	0.00%	11,232	13.537857	152,057	0.86%	13.29%
2010	0.50%	38,649	12.861523	497,085	0.86%	12.73%
2010	0.80%	6,415	12.472134	80,009	0.86%	12.39%
2010	1.00%	6,894	12.283958	84,686	0.86%	12.16%
2009	0.00%	12,461	11.949736	148,906	1.12%	29.72%
2009	0.50%	54,336	11.409586	619,951	1.12%	29.08%
2009	0.80%	6,545	11.097348	72,632	1.12%	28.69%
2009	1.00%	17,782	10.951765	194,744	1.12%	28.43%
2008	0.00%	13,969	9.211762	128,679	1.24%	-46.06%
2008	0.50%	63,423	8.839463	560,625	1.24%	-46.33%
2008	0.80%	9,215	8.623393	79,465	1.24%	-46.49%
2008	1.00%	23,220	8.527308	198,004	1.24%	-46.59%
NVIT International Equity Fund - Class III (GIG3)
2012	0.00%	31,591	8.450909	266,973	0.85%	15.58%
2012	0.50%	330,469	8.255888	2,728,315	0.85%	15.00%
2012	0.80%	72,099	8.141051	586,962	0.85%	14.65%
2011	0.00%	32,972	7.311920	241,089	1.26%	-9.76%
2011	0.50%	360,822	7.179063	2,590,364	1.26%	-10.21%
2011	0.80%	79,102	7.100526	561,666	1.26%	-10.48%
2010	0.00%	37,162	8.103077	301,127	0.98%	13.27%
2010	0.50%	354,843	7.995676	2,837,210	0.98%	12.70%
2010	0.80%	92,562	7.931942	734,196	0.98%	12.37%
2009	0.00%	44,927	7.153834	321,400	0.02%	29.67%
2009	0.50%	399,958	7.094353	2,837,443	0.02%	29.02%
2009	0.80%	100,960	7.058922	712,669	0.02%	28.64%
2008	0.00%	1,565	5.516874	8,634	1.08%	-44.83%	5/1/2008
2008	0.50%	2,344	5.498438	12,888	1.08%	-45.02%	5/1/2008
2008	0.80%	170	5.487410	933	1.08%	-45.13%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	0.00%	81,034	$9.471654	$767,526	1.47%	16.94%
2012	0.50%	929,767	9.253058	8,603,188	1.47%	16.36%
2012	0.80%	244,333	9.124314	2,229,371	1.47%	16.01%
2011	0.00%	88,502	8.099461	716,818	0.57%	-11.62%
2011	0.50%	1,006,367	7.952277	8,002,909	0.57%	-12.06%
2011	0.80%	281,765	7.865245	2,216,151	0.57%	-12.32%
2010	0.00%	101,840	9.164158	933,278	0.21%	15.61%
2010	0.50%	1,125,978	9.042668	10,181,845	0.21%	15.03%
2010	0.80%	315,664	8.970544	2,831,678	0.21%	14.69%
2009	0.00%	119,590	7.927018	947,992	0.18%	52.96%
2009	0.50%	1,236,830	7.861103	9,722,848	0.18%	52.20%
2009	0.80%	356,967	7.821802	2,792,125	0.18%	51.74%
2008	0.80%	171	5.154692	881	0.00%	-48.45%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2012	0.50%	8,154	10.591756	86,365	0.59%	10.94%
2012	0.80%	540	10.444446	5,640	0.59%	10.61%
2011	0.50%	23,204	9.547148	221,532	0.78%	-3.66%
2011	0.80%	1,623	9.442714	15,326	0.78%	-3.95%
2010	0.50%	3,454	9.910000	34,229	1.85%	22.96%
2010	0.80%	163	9.830999	1,602	1.85%	22.60%
2009	0.50%	3,846	8.059273	30,996	0.44%	30.88%
2009	0.80%	2	8.018999	16	0.44%	30.49%
2008	0.50%	69	6.157812	425	0.43%	-38.42%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2012	0.50%	8,186	10.162172	83,188	1.08%	15.64%
2012	0.80%	7,584	10.020827	75,998	1.08%	15.30%
2011	0.50%	10,030	8.787510	88,139	2.01%	-6.65%
2011	0.80%	5,766	8.691366	50,114	2.01%	-6.93%
2010	0.50%	7,354	9.413816	69,229	0.36%	14.43%
2010	0.80%	3,331	9.338751	31,107	0.36%	14.09%
2009	0.50%	5,424	8.226880	44,623	0.88%	28.65%
2009	0.80%	5,678	8.185776	46,479	0.88%	28.27%
2008	0.50%	14,331	6.394590	91,641	2.22%	-36.05%	5/1/2008
2008	0.80%	5,228	6.381765	33,364	2.22%	-36.18%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2012	0.00%	426	11.638522	4,958	1.48%	11.24%
2012	0.50%	12,209	11.370100	138,818	1.48%	10.68%
2012	0.80%	8,407	11.211995	94,259	1.48%	10.35%
2011	0.00%	437	10.462826	4,572	2.59%	-1.26%
2011	0.50%	3,104	10.272876	31,887	2.59%	-1.75%
2011	0.80%	10,388	10.160539	105,548	2.59%	-2.05%
2010	0.00%	447	10.596561	4,737	1.01%	10.46%
2010	0.50%	13,188	10.456211	137,897	1.01%	9.91%
2010	0.80%	8,559	10.372881	88,781	1.01%	9.58%
2009	0.00%	458	9.593104	4,394	2.36%	19.88%
2009	0.50%	17,112	9.513461	162,794	2.36%	19.28%
2009	0.80%	6,831	9.465975	64,662	2.36%	18.93%
2008	0.50%	10,972	7.975427	87,506	0.89%	-20.25%	5/1/2008
2008	0.80%	2,267	7.959456	18,044	0.89%	-20.41%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2012	0.00%	474	$11.154725	$5,287	1.51%	13.74%
2012	0.50%	39,272	10.897413	427,963	1.51%	13.17%
2012	0.80%	6,735	10.745888	72,374	1.51%	12.83%
2011	0.00%	485	9.807509	4,757	2.24%	-3.37%
2011	0.50%	34,007	9.629406	327,467	2.24%	-3.85%
2011	0.80%	7,281	9.524103	69,345	2.24%	-4.13%
2010	0.00%	497	10.149086	5,044	0.75%	12.46%
2010	0.50%	31,110	10.014640	311,555	0.75%	11.89%
2010	0.80%	7,218	9.934815	71,709	0.75%	11.56%
2009	0.00%	509	9.025006	4,594	1.80%	24.25%
2009	0.50%	27,157	8.950049	243,056	1.80%	23.63%
2009	0.80%	4,616	8.905361	41,107	1.80%	23.26%
2008	0.50%	15,452	7.239333	111,862	1.66%	-27.61%	5/1/2008
2008	0.80%	4,329	7.224834	31,276	1.66%	-27.75%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2012	0.00%	262	12.078891	3,165	1.97%	7.58%
2012	0.50%	125,677	11.800384	1,483,037	1.97%	7.04%
2012	0.80%	2,499	11.636337	29,079	1.97%	6.72%
2011	0.00%	2,769	11.227964	31,090	2.16%	1.50%
2011	0.50%	7,054	11.024191	77,765	2.16%	0.99%
2011	0.80%	2,400	10.903683	26,169	2.16%	0.69%
2010	0.00%	2,051	11.062310	22,689	1.23%	6.87%
2010	0.50%	22,454	10.915841	245,104	1.23%	6.33%
2010	0.80%	2,943	10.828868	31,869	1.23%	6.01%
2009	0.00%	1,920	10.351566	19,875	3.09%	13.22%
2009	0.50%	11,740	10.265671	120,519	3.09%	12.66%
2009	0.80%	1,442	10.214479	14,729	3.09%	12.32%
2008	0.00%	288	9.142885	2,633	1.89%	-8.57%	5/1/2008
2008	0.50%	3,870	9.112447	35,265	1.89%	-8.88%	5/1/2008
2008	0.80%	1,287	9.094234	11,704	1.89%	-9.06%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2012	0.00%	8,286	11.397169	94,437	1.52%	12.45%
2012	0.50%	61,650	11.134287	686,429	1.52%	11.89%
2012	0.80%	22,093	10.979484	242,570	1.52%	11.55%
2011	0.00%	8,440	10.135390	85,543	2.45%	-2.25%
2011	0.50%	61,673	9.951354	613,730	2.45%	-2.73%
2011	0.80%	21,926	9.842542	215,808	2.45%	-3.02%
2010	0.00%	8,618	10.368348	89,354	0.95%	11.42%
2010	0.50%	75,415	10.230997	771,571	0.95%	10.87%
2010	0.80%	21,238	10.149462	215,554	0.95%	10.54%
2009	0.00%	7,297	9.305236	67,900	2.08%	22.00%
2009	0.50%	69,130	9.227958	637,929	2.08%	21.40%
2009	0.80%	18,764	9.181897	172,289	2.08%	21.03%
2008	0.00%	6,475	7.626933	49,384	1.65%	-23.73%	5/1/2008
2008	0.50%	36,096	7.601493	274,383	1.65%	-23.99%	5/1/2008
2008	0.80%	7,019	7.586279	53,248	1.65%	-24.14%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2012	0.50%	28,065	10.601144	297,521	1.37%	14.10%
2012	0.80%	18,386	10.453700	192,202	1.37%	13.75%
2011	0.50%	18,827	9.291441	174,930	2.58%	-5.05%
2011	0.80%	20,521	9.189793	188,584	2.58%	-5.33%
2010	0.50%	11,208	9.785569	109,677	0.83%	12.93%
2010	0.80%	17,780	9.707544	172,600	0.83%	12.59%
2009	0.50%	7,130	8.664997	61,781	1.62%	26.06%
2009	0.80%	14,506	8.621717	125,067	1.62%	25.68%
2008	0.50%	3,677	6.873896	25,275	1.88%	-31.26%	5/1/2008
2008	0.80%	8,701	6.860115	59,690	1.88%	-31.40%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2012	0.00%	12,345	$11.828808	$146,027	1.57%	10.13%
2012	0.50%	13,367	11.556019	154,469	1.57%	9.58%
2012	0.80%	4,247	11.395367	48,396	1.57%	9.25%
2011	0.00%	12,584	10.740467	135,158	2.72%	-0.28%
2011	0.50%	15,078	10.545498	159,005	2.72%	-0.78%
2011	0.80%	5,377	10.430205	56,083	2.72%	-1.07%
2010	0.00%	12,829	10.770841	138,179	1.16%	9.31%
2010	0.50%	29,763	10.628200	316,327	1.16%	8.77%
2010	0.80%	5,352	10.543510	56,429	1.16%	8.44%
2009	0.00%	11,907	9.853071	117,321	3.06%	17.64%
2009	0.50%	29,224	9.771284	285,556	3.06%	17.05%
2009	0.80%	6,000	9.722537	58,335	3.06%	16.70%
2008	0.50%	6,389	8.348025	53,336	2.83%	-16.52%	5/1/2008
2008	0.80%	1,384	8.331322	11,531	2.83%	-16.69%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2012	0.00%	5,364	13.303193	71,358	3.26%	7.75%
2012	0.50%	15,991	12.996442	207,826	3.26%	7.22%
2012	0.80%	1,564	12.815824	20,044	3.26%	6.89%
2012	1.00%	13,058	12.696813	165,795	3.26%	6.68%
2011	0.00%	10,606	12.345910	130,941	3.44%	6.59%
2011	0.50%	18,261	12.121845	221,357	3.44%	6.06%
2011	0.80%	1,634	11.989375	19,591	3.44%	5.75%
2011	1.00%	10,223	11.901878	121,673	3.44%	5.54%
2010	0.00%	5,920	11.582155	68,566	3.10%	7.06%
2010	0.50%	11,379	11.428775	130,048	3.10%	6.52%
2010	0.80%	1,336	11.337733	15,147	3.10%	6.20%
2010	1.00%	6,040	11.277452	68,116	3.10%	5.99%
2009	0.00%	5,380	10.818752	58,205	5.39%	8.78%
2009	0.50%	4,328	10.728983	46,435	5.39%	8.24%
2009	0.80%	872	10.675484	9,309	5.39%	7.92%
2009	1.00%	2,052	10.639980	21,833	5.39%	7.70%
2008	0.50%	1,649	9.912085	16,345	2.32%	-0.88%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2012	0.50%	13,334	14.026661	187,031	2.43%	6.84%
2012	0.80%	1,636	13.831749	22,629	2.43%	6.52%
2011	0.50%	10,094	13.128149	132,516	2.91%	5.84%
2011	0.80%	828	12.984709	10,751	2.91%	5.53%
2010	0.50%	3,988	12.403480	49,465	2.97%	7.81%
2010	0.80%	1,345	12.304709	16,550	2.97%	7.49%
2009	0.50%	1,483	11.504485	17,061	5.73%	16.04%
2009	0.80%	190	11.447139	2,175	5.73%	15.70%
2008	0.50%	16	9.914010	159	2.82%	-0.86%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2012	0.00%	117,116	$ 23.674524	$ 2,772,666	1.41%	14.21%
2012	0.50%	378,810	50.744233	19,222,423	1.41%	13.64%
2012	0.80%	486,478	40.020036	19,468,867	1.41%	13.30%
2012	1.00%	98,516	10.772753	1,061,289	1.41%	13.08%
2011	0.00%	142,775	20.728147	2,959,461	1.14%	0.53%
2011	0.50%	412,184	44.652135	18,404,896	1.14%	0.03%
2011	0.80%	542,718	35.321483	19,169,605	1.14%	-0.27%
2011	1.00%	108,508	9.527060	1,033,762	1.14%	-0.47%
2011	1.30%	3	34.329664	103	1.14%	-0.77%
2010	0.00%	168,440	20.619110	3,473,083	1.02%	13.45%
2010	0.50%	444,744	44.639451	19,853,128	1.02%	12.88%
2010	0.80%	599,906	35.417325	21,247,066	1.02%	12.55%
2010	1.00%	113,338	9.571998	1,084,871	1.02%	12.32%
2009	0.00%	179,695	18.174730	3,265,908	1.35%	26.10%
2009	0.50%	502,814	39.544533	19,883,545	1.35%	25.47%
2009	0.80%	653,320	31.469156	20,559,429	1.35%	25.09%
2009	1.00%	128,057	8.521969	1,091,298	1.35%	24.84%
2008	0.00%	193,391	14.413309	2,787,404	1.40%	-41.55%
2008	0.50%	557,930	31.517666	17,584,651	1.40%	-41.85%
2008	0.80%	726,828	25.156819	18,284,680	1.40%	-42.02%
2008	1.00%	143,966	6.826209	982,742	1.40%	-42.14%
NVIT Government Bond Fund - Class I (GBF)
2012	0.00%	66,264	25.745883	1,706,025	2.14%	3.06%
2012	0.50%	112,707	43.922389	4,950,361	2.14%	2.54%
2012	0.80%	44,154	32.631769	1,440,823	2.14%	2.23%
2012	1.00%	75,338	17.066917	1,285,787	2.14%	2.03%
2011	0.00%	71,393	24.982190	1,783,553	2.93%	7.25%
2011	0.50%	134,783	42.833702	5,773,255	2.93%	6.72%
2011	0.80%	52,003	31.918804	1,659,874	2.93%	6.40%
2011	1.00%	101,054	16.727524	1,690,383	2.93%	6.19%
2010	0.00%	78,091	23.292436	1,818,930	2.93%	4.78%
2010	0.50%	150,926	40.136055	6,057,574	2.93%	4.26%
2010	0.80%	60,113	29.998155	1,803,279	2.93%	3.95%
2010	1.00%	114,512	15.752353	1,803,833	2.93%	3.74%
2009	0.00%	90,071	22.229504	2,002,234	3.32%	2.69%
2009	0.50%	154,092	38.496449	5,931,995	3.32%	2.18%
2009	0.80%	67,098	28.859126	1,936,390	3.32%	1.87%
2009	1.00%	132,506	15.184570	2,012,047	3.32%	1.67%
2008	0.00%	101,325	21.647591	2,193,442	4.34%	7.72%
2008	0.50%	180,930	37.676575	6,816,823	4.34%	7.18%
2008	0.80%	84,645	28.329345	2,397,937	4.34%	6.86%
2008	1.00%	292,160	14.935656	4,363,601	4.34%	6.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2012	0.00%	58,712	$ 17.072452	$ 1,002,358	0.55%	14.02%
2012	0.50%	248,603	24.683788	6,136,464	0.55%	13.45%
2012	0.80%	189,859	23.818612	4,522,178	0.55%	13.11%
2012	1.00%	54,423	7.228500	393,397	0.55%	12.88%
2011	0.00%	71,801	14.973016	1,075,078	0.58%	-0.69%
2011	0.50%	266,244	21.757113	5,792,701	0.58%	-1.18%
2011	0.80%	211,204	21.057718	4,447,474	0.58%	-1.48%
2011	1.00%	57,501	6.403442	368,204	0.58%	-1.68%
2010	0.00%	72,600	15.077159	1,094,602	0.63%	19.25%
2010	0.50%	281,742	22.018021	6,203,401	0.63%	18.65%
2010	0.80%	237,543	21.374125	5,077,274	0.63%	18.30%
2010	1.00%	40,018	6.512646	260,623	0.63%	18.06%
2009	0.00%	80,041	12.643680	1,012,013	0.56%	33.47%
2009	0.50%	310,833	18.556714	5,768,039	0.56%	32.81%
2009	0.80%	257,511	18.068103	4,652,735	0.56%	32.41%
2009	1.00%	34,260	5.516318	188,989	0.56%	32.14%
2008	0.00%	94,951	9.472940	899,465	0.27%	-38.71%
2008	0.50%	306,649	13.972794	4,284,743	0.27%	-39.01%
2008	0.80%	323,554	13.645751	4,415,137	0.27%	-39.20%
2008	1.00%	36,164	4.174493	150,966	0.27%	-39.32%
NVIT International Index Fund - Class VI (GVIX6)
2012	0.00%	13,989	9.764428	136,595	2.66%	18.29%
2012	0.50%	44,277	9.444081	418,156	2.66%	17.70%
2012	0.80%	104	9.256914	963	2.66%	17.35%
2011	0.00%	17,130	8.254444	141,399	2.90%	-12.72%
2011	0.50%	45,497	8.023727	365,056	2.90%	-13.15%
2011	0.80%	102	7.888392	805	2.90%	-13.41%
2010	0.00%	19,297	9.456969	182,491	2.13%	7.54%
2010	0.50%	39,561	9.238694	365,492	2.13%	7.01%
2010	0.80%	639	9.110128	5,821	2.13%	6.69%
2009	0.00%	21,817	8.793694	191,852	2.63%	28.62%
2009	0.50%	38,936	8.633738	336,163	2.63%	27.98%
2009	0.80%	697	8.539143	5,952	2.63%	27.59%
2008	0.00%	326	6.837123	2,229	2.05%	-43.11%
2008	0.50%	39,457	6.746415	266,193	2.05%	-43.39%
2008	0.80%	1,137	6.692562	7,609	2.05%	-43.56%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	0.00%	3,629	17.169227	62,307	1.52%	15.90%
2012	0.50%	88,197	16.255930	1,433,724	1.52%	15.32%
2012	0.80%	23,100	15.731416	363,396	1.52%	14.98%
2012	1.00%	805	15.391139	12,390	1.52%	14.75%
2011	0.00%	3,697	14.813448	54,765	1.80%	-3.93%
2011	0.50%	95,067	14.095927	1,340,057	1.80%	-4.41%
2011	0.80%	27,902	13.682175	381,760	1.80%	-4.70%
2011	1.00%	820	13.413080	10,999	1.80%	-4.89%
2010	0.00%	13,121	15.419576	202,320	1.64%	14.63%
2010	0.50%	99,024	14.746126	1,460,220	1.64%	14.06%
2010	0.80%	37,157	14.356213	533,434	1.64%	13.72%
2010	1.00%	834	14.101999	11,761	1.64%	13.49%
2009	0.00%	5,371	13.451838	72,250	1.15%	27.21%
2009	0.50%	118,079	12.928735	1,526,612	1.15%	26.57%
2009	0.80%	36,824	12.624661	464,891	1.15%	26.19%
2009	1.00%	852	12.425900	10,587	1.15%	25.94%
2008	0.00%	5,689	10.574854	60,160	1.95%	-36.84%
2008	0.50%	147,039	10.214579	1,501,941	1.95%	-37.16%
2008	0.80%	53,348	10.004311	533,710	1.95%	-37.35%
2008	1.00%	322	9.866526	3,177	1.95%	-37.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2012	0.50%	4,538	$13.849830	$62,851	1.85%	8.84%
2012	0.80%	2,262	13.698322	30,986	1.85%	8.51%
2011	0.50%	4,133	12.725028	52,593	2.03%	0.38%
2011	0.80%	1,419	12.623728	17,913	2.03%	0.08%
2010	0.50%	17,228	12.676549	218,392	1.09%	9.27%
2010	0.80%	516	12.613336	6,508	1.09%	8.94%
2009	0.50%	3,613	11.601491	41,916	0.61%	16.01%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2012	0.50%	3,118	14.927778	46,545	1.64%	11.69%
2012	0.80%	2,912	14.764482	42,994	1.64%	11.35%
2011	0.50%	3,601	13.365506	48,129	1.77%	-1.43%
2011	0.80%	2,553	13.259099	33,850	1.77%	-1.72%
2010	0.80%	271	13.491613	3,656	1.63%	11.14%
2009	0.50%	1,619	12.163837	19,693	1.57%	21.64%	5/1/2009
2009	0.80%	51	12.139517	619	1.57%	21.40%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	0.00%	9,213	15.415374	142,022	1.31%	5.18%
2012	0.50%	21,627	14.595544	315,658	1.31%	4.65%
2012	0.80%	11,313	14.124710	159,793	1.31%	4.34%
2012	1.00%	6,951	13.819265	96,058	1.31%	4.13%
2011	0.00%	6,588	14.656785	96,559	2.41%	2.93%
2011	0.50%	41,779	13.947019	582,693	2.41%	2.42%
2011	0.80%	13,467	13.537768	182,313	2.41%	2.11%
2011	1.00%	6,801	13.271591	90,260	2.41%	1.91%
2010	0.00%	8,555	14.239553	121,819	2.28%	5.89%
2010	0.50%	39,855	13.617720	542,734	2.28%	5.36%
2010	0.80%	13,404	13.257742	177,707	2.28%	5.05%
2010	1.00%	6,820	13.023020	88,817	2.28%	4.84%
2009	0.00%	9,384	13.447193	126,188	1.79%	9.08%
2009	0.50%	70,008	12.924398	904,811	1.79%	8.54%
2009	0.80%	15,117	12.620548	190,785	1.79%	8.22%
2009	1.00%	2,044	12.421919	25,390	1.79%	8.00%
2008	0.00%	4,138	12.327359	51,011	3.40%	-6.02%
2008	0.50%	51,425	11.907464	612,341	3.40%	-6.49%
2008	0.80%	16,459	11.662459	191,952	3.40%	-6.77%
2008	1.00%	2,434	11.501879	27,996	3.40%	-6.96%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.00%	77,643	16.746328	1,300,235	1.58%	10.81%
2012	0.50%	112,911	15.855596	1,790,271	1.58%	10.26%
2012	0.80%	70,907	15.344089	1,088,003	1.58%	9.93%
2012	1.00%	21,064	15.012265	316,218	1.58%	9.71%
2011	0.00%	109,350	15.112388	1,652,540	2.13%	-0.04%
2011	0.50%	137,944	14.380454	1,983,697	2.13%	-0.54%
2011	0.80%	75,950	13.958439	1,060,143	2.13%	-0.84%
2011	1.00%	18,271	13.683980	250,020	2.13%	-1.03%
2010	0.00%	90,987	15.118520	1,375,589	1.97%	10.91%
2010	0.50%	150,866	14.458239	2,181,257	1.97%	10.36%
2010	0.80%	84,980	14.076015	1,196,180	1.97%	10.03%
2010	1.00%	17,093	13.826815	236,342	1.97%	9.81%
2009	0.00%	92,413	13.630962	1,259,678	1.55%	19.14%
2009	0.50%	181,042	13.100931	2,371,819	1.55%	18.54%
2009	0.80%	87,135	12.792885	1,114,708	1.55%	18.19%
2009	1.00%	17,020	12.591533	214,308	1.55%	17.95%
2008	0.00%	91,097	11.441586	1,042,294	2.78%	-23.20%
2008	0.50%	198,084	11.051801	2,189,185	2.78%	-23.58%
2008	0.80%	97,732	10.824352	1,057,886	2.78%	-23.81%
2008	1.00%	15,405	10.675316	164,453	2.78%	-23.96%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	0.00%	38,658	$17.214305	$665,471	1.56%	13.76%
2012	0.50%	166,722	16.298646	2,717,343	1.56%	13.19%
2012	0.80%	67,326	15.772806	1,061,920	1.56%	12.85%
2012	1.00%	35,372	15.431703	545,850	1.56%	12.63%
2011	0.00%	37,793	15.132127	571,888	2.01%	-2.13%
2011	0.50%	204,010	14.399187	2,937,578	2.01%	-2.61%
2011	0.80%	81,321	13.976593	1,136,591	2.01%	-2.90%
2011	1.00%	35,914	13.701766	492,085	2.01%	-3.10%
2010	0.00%	46,787	15.460895	723,369	1.87%	12.83%
2010	0.50%	218,019	14.785639	3,223,550	1.87%	12.27%
2010	0.80%	89,682	14.394739	1,290,949	1.87%	11.94%
2010	1.00%	36,475	14.139877	515,752	1.87%	11.71%
2009	0.00%	50,619	13.702388	693,601	1.32%	24.39%
2009	0.50%	233,130	13.169552	3,070,218	1.32%	23.77%
2009	0.80%	96,148	12.859856	1,236,449	1.32%	23.40%
2009	1.00%	37,075	12.657436	469,274	1.32%	23.15%
2008	0.00%	52,343	11.015454	576,582	2.47%	-31.39%
2008	0.50%	254,606	10.640174	2,709,052	2.47%	-31.73%
2008	0.80%	119,944	10.421164	1,249,956	2.47%	-31.94%
2008	1.00%	37,829	10.277660	388,794	2.47%	-32.07%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	0.00%	12,744	16.407771	209,101	1.74%	8.04%
2012	0.50%	154,565	15.535096	2,401,182	1.74%	7.50%
2012	0.80%	13,202	15.033966	198,478	1.74%	7.18%
2012	1.00%	12,163	14.708875	178,904	1.74%	6.96%
2011	0.00%	18,920	15.186765	287,334	2.27%	2.06%
2011	0.50%	146,362	14.451279	2,115,118	2.27%	1.55%
2011	0.80%	11,647	14.027229	163,375	2.27%	1.25%
2011	1.00%	13,029	13.751450	179,168	2.27%	1.05%
2010	0.00%	16,332	14.879939	243,019	2.08%	8.52%
2010	0.50%	155,524	14.230110	2,213,124	2.08%	7.98%
2010	0.80%	15,867	13.853943	219,821	2.08%	7.65%
2010	1.00%	28,219	13.608694	384,024	2.08%	7.44%
2009	0.00%	16,706	13.712188	229,076	1.78%	14.56%
2009	0.50%	37,901	13.179057	499,499	1.78%	13.99%
2009	0.80%	119,770	12.869197	1,541,344	1.78%	13.65%
2009	1.00%	23,982	12.666675	303,772	1.78%	13.42%
2008	0.00%	14,736	11.969310	176,380	3.21%	-15.04%
2008	0.50%	41,276	11.561611	477,217	3.21%	-15.47%
2008	0.80%	110,626	11.323691	1,252,695	3.21%	-15.72%
2008	1.00%	37,456	11.167796	418,301	3.21%	-15.89%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	0.00%	18,906	$ 22.788209	$ 430,834	1.01%	17.47%
2012	0.50%	165,403	21.389461	3,537,881	1.01%	16.89%
2012	0.80%	24,568	20.591788	505,899	1.01%	16.53%
2012	1.00%	25,753	18.299103	471,257	1.01%	16.30%
2011	0.00%	26,862	19.398700	521,088	0.77%	-2.54%
2011	0.50%	190,987	18.299463	3,494,960	0.77%	-3.03%
2011	0.80%	26,979	17.670078	476,721	0.77%	-3.32%
2011	1.00%	33,507	15.734191	527,206	0.77%	-3.51%
2010	0.00%	33,688	19.905073	670,562	1.24%	26.20%
2010	0.50%	197,467	18.871107	3,726,421	1.24%	25.57%
2010	0.80%	29,893	18.276712	546,346	1.24%	25.20%
2010	1.00%	27,986	16.306885	456,364	1.24%	24.95%
2009	0.00%	35,437	15.772556	558,932	0.98%	36.76%
2009	0.50%	223,509	15.028105	3,358,917	0.98%	36.07%
2009	0.80%	34,428	14.598417	502,594	0.98%	35.67%
2009	1.00%	21,651	13.051063	282,569	0.98%	35.39%
2008	0.00%	46,729	11.533383	538,943	1.24%	-36.46%
2008	0.50%	218,000	11.044098	2,407,613	1.24%	-36.78%
2008	0.80%	44,095	10.760553	474,487	1.24%	-36.97%
2008	1.00%	34,842	9.639266	335,851	1.24%	-37.10%
NVIT Money Market Fund - Class I (SAM)
2012	0.00%	202,588	15.554998	3,151,256	0.00%
2012	0.50%	646,978	20.546671	13,293,244	0.00%	-0.50%
2012	0.80%	158,342	16.160793	2,558,932	0.00%	-0.80%
2012	1.00%	284,606	10.965576	3,120,869	0.00%	-1.00%
2012	1.30%	1,044	15.228234	15,898	0.00%	-1.30%
2011	0.00%	276,659	15.554998	4,303,430	0.00%	0.00%
2011	0.50%	656,999	20.650204	13,567,163	0.00%	-0.50%
2011	0.80%	172,798	16.291469	2,815,133	0.00%	-0.80%
2011	1.00%	314,552	11.076639	3,484,179	0.00%	-1.00%
2011	1.30%	428	15.429352	6,604	0.00%	-1.30%
2010	0.00%	229,241	15.554987	3,565,841	0.00%	0.00%
2010	0.50%	519,077	20.753682	10,772,759	0.00%	-0.50%
2010	0.80%	116,670	16.422479	1,916,011	0.00%	-0.80%
2010	1.00%	304,520	11.188204	3,407,032	0.00%	-1.00%
2010	1.30%	250	15.632002	3,908	0.00%	-1.30%
2009	0.00%	293,432	15.554967	4,564,325	0.05%	0.04%
2009	0.50%	625,978	20.857934	13,056,608	0.05%	-0.46%
2009	0.80%	140,909	16.554897	2,332,734	0.05%	-0.76%
2009	1.00%	317,630	11.301196	3,589,599	0.05%	-0.96%
2009	1.30%	268	15.837870	4,245	0.05%	-1.26%
2008	0.00%	426,717	15.548444	6,634,785	2.06%	2.05%
2008	0.50%	1,022,503	20.953951	21,425,478	2.06%	1.54%
2008	0.80%	217,188	16.681402	3,623,000	2.06%	1.24%
2008	1.00%	434,025	11.410562	4,952,469	2.06%	1.03%
2008	1.30%	283	16.039742	4,539	2.06%	0.73%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	0.00%	18,564	$10.026765	$186,137	0.58%	15.78%
2012	0.50%	325,197	9.795449	3,185,451	0.58%	15.20%
2012	0.80%	70,859	9.659227	684,443	0.58%	14.85%
2012	1.00%	9,316	15.659940	145,888	0.58%	14.62%
2011	0.00%	20,098	8.660251	174,054	1.30%	-9.37%
2011	0.50%	372,824	8.502961	3,170,108	1.30%	-9.82%
2011	0.80%	83,371	8.409948	701,146	1.30%	-10.09%
2011	1.00%	9,785	13.661922	133,682	1.30%	-10.27%
2010	0.00%	23,527	9.555175	224,805	0.75%	14.04%
2010	0.50%	425,581	9.428595	4,012,631	0.75%	13.47%
2010	0.80%	93,168	9.353449	871,442	0.75%	13.13%
2009	0.00%	32,180	8.379106	269,640	0.84%	36.46%
2009	0.50%	513,260	8.309496	4,264,932	0.84%	35.78%
2009	0.80%	104,749	8.268003	866,065	0.84%	35.37%
2008	0.50%	238	6.119892	1,457	0.10%	-38.80%	5/1/2008
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2012	0.00%	308	17.262313	5,317	0.39%	17.29%
2012	0.50%	7,162	16.447511	117,797	0.39%	16.71%
2012	0.80%	1,142	15.977207	18,246	0.39%	16.36%
2011	0.00%	315	14.717057	4,636	1.51%	-16.24%
2011	0.50%	7,720	14.092846	108,797	1.51%	-16.66%
2011	0.80%	1,263	13.731085	17,342	1.51%	-16.91%
2010	0.00%	321	17.570720	5,640	2.16%	6.19%
2010	0.50%	14,066	16.909786	237,853	2.16%	5.66%
2010	0.80%	1,735	16.525211	28,671	2.16%	5.34%
2009	0.00%	955	16.546611	15,802	2.11%	29.86%
2009	0.50%	16,368	16.003937	261,952	2.11%	29.21%
2009	0.80%	2,462	15.686900	38,621	2.11%	28.82%
2008	0.00%	1,177	12.742294	14,998	1.71%	-46.31%
2008	0.50%	16,733	12.386191	207,258	1.71%	-46.58%
2008	0.80%	4,801	12.177329	58,463	1.71%	-46.74%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	0.00%	8,328	10.521355	87,622	0.38%	17.24%
2012	0.50%	29,494	10.125555	298,643	0.38%	16.65%
2012	0.80%	7,133	9.895215	70,583	0.38%	16.30%
2011	0.00%	8,096	8.974574	72,658	1.70%	-16.11%
2011	0.50%	37,989	8.680344	329,758	1.70%	-16.53%
2011	0.80%	7,957	8.508430	67,702	1.70%	-16.78%
2010	0.00%	9,164	10.698362	98,040	2.04%	6.11%
2010	0.50%	61,361	10.399457	638,121	2.04%	5.58%
2010	0.80%	8,310	10.224128	84,963	2.04%	5.27%
2009	0.00%	9,171	10.082162	92,464	2.14%	29.84%
2009	0.50%	87,232	9.849548	859,196	2.14%	29.19%
2009	0.80%	9,816	9.712549	95,338	2.14%	28.80%
2008	0.00%	7,281	7.765128	56,538	1.67%	-46.33%
2008	0.50%	88,977	7.624008	678,361	1.67%	-46.60%
2008	0.80%	21,725	7.540568	163,819	1.67%	-46.76%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	0.00%	26,317	$10.778503	$283,658	0.46%	16.35%
2012	0.50%	89,102	10.529858	938,231	0.46%	15.77%
2012	0.80%	18,210	10.383415	189,082	0.46%	15.43%
2012	1.00%	8,944	10.286933	92,006	0.46%	15.19%
2011	0.00%	29,306	9.263525	271,477	0.01%	-2.91%
2011	0.50%	109,085	9.095279	992,159	0.01%	-3.39%
2011	0.80%	21,034	8.995790	189,217	0.01%	-3.68%
2011	1.00%	16,222	8.930079	144,864	0.01%	-3.87%
2010	0.00%	31,606	9.540808	301,547	0.07%	15.51%
2010	0.50%	128,373	9.414378	1,208,552	0.07%	14.93%
2010	0.80%	23,761	9.339315	221,911	0.07%	14.59%
2010	1.00%	20,763	9.289615	192,880	0.07%	14.36%
2009	0.00%	4,410	8.259762	36,426	0.86%	29.78%
2009	0.50%	26,167	8.191112	214,337	0.86%	29.13%
2009	0.80%	7,925	8.150192	64,590	0.86%	28.74%
2008	0.00%	206	6.364575	1,311	0.22%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	0.00%	15,807	10.172659	160,799	1.33%	17.81%
2012	0.50%	91,309	9.937905	907,420	1.33%	17.22%
2012	0.80%	12,168	9.799657	119,242	1.33%	16.87%
2012	1.00%	1,255	11.358976	14,256	1.33%	16.64%
2011	0.00%	34,148	8.634796	294,861	1.08%	-5.83%
2011	0.50%	96,838	8.477900	820,983	1.08%	-6.30%
2011	0.80%	13,969	8.385144	117,132	1.08%	-6.58%
2011	1.00%	1,262	9.738891	12,290	1.08%	-6.77%
2010	0.00%	35,838	9.169345	328,611	0.84%	13.05%
2010	0.50%	101,632	9.047788	919,545	0.84%	12.48%
2010	0.80%	16,970	8.975644	152,317	0.84%	12.15%
2010	1.00%	12,610	10.445550	131,718	0.84%	4.46%	4/30/2010
2009	0.00%	6,514	8.111157	52,836	1.29%	27.59%
2009	0.50%	44,311	8.043706	356,425	1.29%	26.96%
2009	0.80%	6,036	8.003520	48,309	1.29%	26.58%
2008	0.50%	14,906	6.335825	94,442	0.64%	-36.64%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.00%	87,228	11.140525	971,766	0.00%	14.90%
2012	0.50%	1,587,943	10.883523	17,282,414	0.00%	14.33%
2012	0.80%	642,181	10.732136	6,891,974	0.00%	13.99%
2012	1.00%	5,625	10.632396	59,807	0.00%	13.76%
2011	0.00%	94,806	9.695515	919,193	0.00%	-4.23%
2011	0.50%	1,813,315	9.519437	17,261,738	0.00%	-4.71%
2011	0.80%	731,063	9.415283	6,883,165	0.00%	-4.99%
2011	1.00%	9,617	9.346508	89,885	0.00%	-5.18%
2010	0.00%	101,497	10.123676	1,027,523	0.00%	26.82%
2010	0.50%	1,981,319	9.989544	19,792,473	0.00%	26.19%
2010	0.80%	841,312	9.909902	8,337,319	0.00%	25.81%
2010	1.00%	10,423	9.857166	102,741	0.00%	25.56%
2009	0.00%	115,105	7.982859	918,867	0.00%	27.12%
2009	0.50%	2,272,347	7.916522	17,989,085	0.00%	26.49%
2009	0.80%	940,788	7.876972	7,410,561	0.00%	26.11%
2009	1.00%	8,003	7.850719	62,829	0.00%	25.86%
2008	0.00%	205	6.279727	1,287	0.00%	-37.20%	5/1/2008
2008	0.80%	50	6.246185	312	0.00%	-37.54%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.00%	50,732	$11.987208	$608,135	1.11%	16.35%
2012	0.50%	1,112,518	11.710634	13,028,291	1.11%	15.76%
2012	0.80%	422,872	11.547772	4,883,229	1.11%	15.42%
2012	1.00%	2,361	11.440460	27,011	1.11%	15.19%
2011	0.00%	61,520	10.303092	633,846	0.81%	-2.32%
2011	0.50%	1,245,189	10.115953	12,596,273	0.81%	-2.81%
2011	0.80%	479,786	10.005304	4,800,405	0.81%	-3.10%
2011	1.00%	2,127	9.932212	21,126	0.81%	-3.29%
2010	0.00%	65,042	10.547920	686,058	1.34%	19.63%
2010	0.50%	1,352,323	10.408149	14,075,179	1.34%	19.04%
2010	0.80%	547,009	10.325176	5,647,964	1.34%	18.68%
2010	1.00%	5,316	10.270231	54,597	1.34%	18.44%
2009	0.00%	70,473	8.817001	621,361	0.64%	30.47%
2009	0.50%	1,512,728	8.743730	13,226,885	0.64%	29.82%
2009	0.80%	609,962	8.700057	5,306,704	0.64%	29.43%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	0.00%	22,570	8.694087	196,226	0.00%	13.44%
2012	0.50%	77,757	8.160266	634,518	0.00%	12.87%
2012	0.80%	15,425	7.855846	121,176	0.00%	12.53%
2012	1.00%	78,406	7.668653	601,268	0.00%	12.31%
2011	0.00%	12,333	7.664195	94,523	0.00%	-0.65%
2011	0.50%	93,597	7.229749	676,683	0.00%	-1.14%
2011	0.80%	18,453	6.981005	128,820	0.00%	-1.44%
2011	1.00%	123,708	6.828337	844,720	0.00%	-1.63%
2010	0.00%	9,144	7.714194	70,539	0.00%	25.45%
2010	0.50%	96,747	7.313318	707,542	0.00%	24.82%
2010	0.80%	17,050	7.082879	120,763	0.00%	24.45%
2010	1.00%	69,271	6.941831	480,868	0.00%	24.20%
2009	0.00%	16,609	6.149352	102,135	0.00%	27.46%
2009	0.50%	85,760	5.858978	502,466	0.00%	26.83%
2009	0.80%	17,399	5.691397	99,025	0.00%	26.45%
2009	1.00%	19,372	5.589217	108,274	0.00%	26.19%
2008	0.00%	17,888	4.824485	86,300	0.00%	-46.42%
2008	0.50%	130,619	4.619718	603,423	0.00%	-46.69%
2008	0.80%	21,966	4.501065	98,870	0.00%	-46.85%
2008	1.00%	20,235	4.429099	89,623	0.00%	-46.95%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	0.00%	37,412	29.338040	1,097,595	0.81%	20.44%
2012	0.50%	108,270	27.262957	2,951,760	0.81%	19.84%
2012	0.80%	21,125	26.089050	551,131	0.81%	19.48%
2012	1.00%	13,893	20.570124	285,781	0.81%	19.24%
2011	0.00%	43,501	24.358089	1,059,601	0.46%	-5.07%
2011	0.50%	121,991	22.748905	2,775,162	0.46%	-5.54%
2011	0.80%	23,301	21.834904	508,775	0.46%	-5.83%
2011	1.00%	20,207	17.250436	348,580	0.46%	-6.01%
2010	0.00%	45,999	25.658983	1,180,288	0.59%	26.60%
2010	0.50%	141,538	24.083789	3,408,771	0.59%	25.97%
2010	0.80%	28,308	23.185502	656,335	0.59%	25.60%
2010	1.00%	23,882	18.354081	438,332	0.59%	25.35%
2009	0.00%	53,851	20.267143	1,091,406	0.58%	26.22%
2009	0.50%	157,034	19.118176	3,002,204	0.58%	25.59%
2009	0.80%	32,510	18.460331	600,145	0.58%	25.21%
2009	1.00%	25,324	14.642760	370,813	0.58%	24.96%
2008	0.00%	60,976	16.057560	979,126	1.09%	-32.15%
2008	0.50%	175,334	15.223184	2,669,142	1.09%	-32.49%
2008	0.80%	60,213	14.743543	887,753	1.09%	-32.69%
2008	1.00%	35,377	11.718013	414,548	1.09%	-32.83%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	0.00%	52,840	$37.048983	$1,957,668	0.15%	15.50%
2012	0.50%	237,355	44.897637	10,656,679	0.15%	14.93%
2012	0.80%	70,077	43.101045	3,020,392	0.15%	14.58%
2012	1.00%	22,830	16.454928	375,666	0.15%	14.35%
2011	0.00%	58,368	32.076366	1,872,233	0.53%	-5.56%
2011	0.50%	267,316	39.066862	10,443,197	0.53%	-6.03%
2011	0.80%	80,173	37.616516	3,015,829	0.53%	-6.31%
2011	1.00%	26,131	14.389885	376,022	0.53%	-6.50%
2010	0.00%	67,976	33.964289	2,308,757	0.29%	25.32%
2010	0.50%	306,407	41.573237	12,738,331	0.29%	24.69%
2010	0.80%	91,283	40.149925	3,665,006	0.29%	24.32%
2010	1.00%	27,683	15.389709	426,033	0.29%	24.07%
2009	0.00%	77,583	27.102331	2,102,680	0.27%	34.70%
2009	0.50%	340,812	33.340069	11,362,696	0.27%	34.03%
2009	0.80%	103,817	32.295248	3,352,796	0.27%	33.63%
2009	1.00%	29,328	12.403715	363,776	0.27%	33.36%
2008	0.00%	95,931	20.120207	1,930,152	0.82%	-38.19%
2008	0.50%	389,374	24.875036	9,685,692	0.82%	-38.50%
2008	0.80%	127,206	24.167902	3,074,302	0.82%	-38.68%
2008	1.00%	33,872	9.300801	315,037	0.82%	-38.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	0.00%	14,422	21.146740	304,978	2.55%	12.25%
2012	0.50%	60,062	19.849367	1,192,193	2.55%	11.69%
2012	0.80%	6,494	19.109390	124,096	2.55%	11.35%
2012	1.00%	31,800	18.257940	580,602	2.55%	11.13%
2011	0.00%	13,494	18.839019	254,214	4.57%	5.55%
2011	0.50%	62,879	17.772057	1,117,489	4.57%	5.02%
2011	0.80%	7,241	17.161065	124,263	4.57%	4.71%
2011	1.00%	33,462	16.429316	549,758	4.57%	4.50%
2010	0.00%	13,008	17.848904	232,179	5.92%	10.59%
2010	0.50%	47,334	16.922173	800,994	5.92%	10.04%
2010	0.80%	7,395	16.389349	121,199	5.92%	9.71%
2010	1.00%	20,023	15.721825	314,798	5.92%	9.49%
2009	0.00%	12,961	16.140130	209,192	10.24%	24.38%
2009	0.50%	63,508	15.378776	976,675	10.24%	23.76%
2009	0.80%	8,435	14.939280	126,013	10.24%	23.39%
2009	1.00%	12,411	14.359495	178,216	10.24%	23.14%
2008	0.00%	7,635	12.976596	99,076	6.56%	-17.29%
2008	0.50%	52,478	12.426396	652,112	6.56%	-17.70%
2008	0.80%	10,404	12.107507	125,967	6.56%	-17.95%
2008	1.00%	4,740	11.660904	55,273	6.56%	-18.11%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.00%	1,240	$11.438838	$14,184	1.41%	3.52%
2012	0.50%	42,525	11.175048	475,219	1.41%	3.01%
2012	0.80%	3,662	11.019701	40,354	1.41%	2.70%
2011	0.00%	1,279	11.049485	14,132	1.61%	1.30%
2011	0.50%	35,719	10.848926	387,513	1.61%	0.79%
2011	0.80%	4,432	10.730325	47,557	1.61%	0.49%
2010	0.00%	2,211	10.907906	24,117	1.12%	2.42%
2010	0.50%	41,583	10.763451	447,577	1.12%	1.91%
2010	0.80%	4,742	10.677685	50,634	1.12%	1.60%
2009	0.00%	3,355	10.650192	35,731	2.72%	7.11%
2009	0.50%	177,387	10.561833	1,873,532	2.72%	6.58%
2009	0.80%	7,304	10.509149	76,759	2.72%	6.26%
2008	0.00%	259	9.943310	2,575	1.15%	-0.57%	5/1/2008
2008	0.50%	2,297	9.910227	22,764	1.15%	-0.90%	5/1/2008
2008	0.80%	231	9.890421	2,285	1.15%	-1.10%	5/1/2008
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	0.00%	338,602	16.487341	5,582,647	0.69%	18.68%
2012	0.50%	1,901,644	16.187910	30,783,642	0.69%	18.09%
2012	0.80%	439,107	16.010853	7,030,478	0.69%	17.74%
2012	1.00%	137,473	15.893913	2,184,984	0.69%	17.50%
2012	1.30%	2	15.720064	31	0.69%	17.15%
2011	0.00%	383,225	13.891692	5,323,644	0.67%	-2.23%
2011	0.50%	2,143,935	13.707902	29,388,851	0.67%	-2.72%
2011	0.80%	511,317	13.598787	6,953,291	0.67%	-3.01%
2011	1.00%	199,807	13.526537	2,702,697	0.67%	-3.20%
2011	1.30%	2	13.418859	27	0.67%	-3.49%
2010	0.00%	485,396	14.209081	6,897,031	0.06%	8.80%
2010	0.50%	2,560,843	14.091225	36,085,415	0.06%	8.26%
2010	0.80%	584,895	14.020971	8,200,796	0.06%	7.93%
2010	1.00%	242,433	13.974338	3,387,841	0.06%	7.72%
2010	1.30%	2	13.904670	28	0.06%	7.40%
2009	0.80%	91	12.990421	1,182	0.07%	29.90%	5/1/2009
2009	1.00%	393	12.973105	5,098	0.07%	29.73%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.00%	1,527	14.513999	22,163	3.34%	19.56%
2012	0.50%	4,570	14.250281	65,124	3.34%	18.97%
2012	0.80%	537	14.094377	7,569	3.34%	18.61%
2011	0.00%	176	12.139096	2,136	2.58%	-12.43%
2011	0.50%	2,840	11.978398	34,019	2.58%	-12.86%
2011	0.80%	968	11.883015	11,503	2.58%	-13.12%
2010	0.50%	2,751	13.746466	37,817	2.73%	5.82%
2010	0.80%	565	13.677945	7,728	2.73%	5.50%
2009	0.50%	868	12.990964	11,276	0.77%	29.91%	5/1/2009
2009	0.80%	106	12.965005	1,374	0.77%	29.65%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	0.00%	4,266	$19.088364	$81,431	1.07%	18.46%
2012	0.50%	19,373	18.187529	352,347	1.07%	17.87%
2012	0.80%	3,872	17.667550	68,409	1.07%	17.52%
2011	0.00%	3,018	16.113167	48,630	1.30%	-2.32%
2011	0.50%	31,295	15.429859	482,877	1.30%	-2.81%
2011	0.80%	5,701	15.033857	85,708	1.30%	-3.10%
2010	0.00%	3,786	16.496681	62,456	1.54%	15.77%
2010	0.50%	37,441	15.876158	594,419	1.54%	15.19%
2010	0.80%	6,522	15.515100	101,189	1.54%	14.85%
2009	0.00%	4,308	14.249315	61,386	1.11%	28.55%
2009	0.50%	33,022	13.781994	455,109	1.11%	27.91%
2009	0.80%	6,110	13.508987	82,540	1.11%	27.52%
2008	0.00%	6,958	11.084763	77,128	1.98%	-36.99%
2008	0.50%	33,463	10.774963	360,563	1.98%	-37.31%
2008	0.80%	7,035	10.593240	74,523	1.98%	-37.49%
NVIT Real Estate Fund - Class I (NVRE1)
2012	0.00%	63,489	11.860098	752,986	1.01%	15.79%
2012	0.50%	541,058	11.586264	6,268,841	1.01%	15.21%
2012	0.80%	138,767	11.424998	1,585,413	1.01%	14.86%
2012	1.00%	23,747	11.318740	268,786	1.01%	14.63%
2011	0.00%	67,393	10.243095	690,313	0.86%	6.50%
2011	0.50%	676,021	10.056852	6,798,643	0.86%	5.97%
2011	0.80%	152,282	9.946733	1,514,708	0.86%	5.65%
2011	1.00%	23,921	9.873993	236,196	0.86%	5.44%
2010	0.00%	60,720	9.617905	583,999	1.91%	30.18%
2010	0.50%	723,190	9.490250	6,863,254	1.91%	29.53%
2010	0.80%	178,017	9.414469	1,675,936	1.91%	29.14%
2010	1.00%	17,013	9.364280	159,314	1.91%	28.89%
2009	0.00%	65,646	7.388147	485,002	2.18%	30.84%
2009	0.50%	805,068	7.326555	5,898,375	2.18%	30.18%
2009	0.80%	203,153	7.289844	1,480,954	2.18%	29.79%
2009	1.00%	198	7.265473	1,439	2.18%	29.53%
2008	0.00%	215	5.646840	1,214	3.65%	-43.53%	5/1/2008
2008	0.50%	10,242	5.627880	57,641	3.65%	-43.72%	5/1/2008
2008	0.80%	226	5.616528	1,269	3.65%	-43.83%	5/1/2008
VPS Growth and Income Portfolio - Class A (ALVGIA)
2012	0.00%	1,144	18.182276	20,801	1.48%	17.52%
2012	0.50%	13,210	17.324203	228,853	1.48%	16.94%
2012	0.80%	2,673	16.828957	44,984	1.48%	16.59%
2011	0.00%	1,168	15.470995	18,070	1.34%	6.32%
2011	0.50%	15,467	14.814923	229,142	1.34%	5.79%
2011	0.80%	2,845	14.434748	41,067	1.34%	5.47%
2010	0.00%	579	14.551780	8,425	0.00%	13.09%
2010	0.50%	13,218	14.004383	185,110	0.00%	12.53%
2010	0.80%	3,483	13.685906	47,668	0.00%	12.19%
2009	0.00%	6,768	12.867191	87,085	4.22%	20.82%
2009	0.50%	22,233	12.445189	276,694	4.22%	20.22%
2009	0.80%	4,088	12.198669	49,868	4.22%	19.86%
2008	0.00%	16,526	10.649521	175,994	2.08%	-40.60%
2008	0.50%	28,510	10.351889	295,132	2.08%	-40.90%
2008	0.80%	5,311	10.177334	54,052	2.08%	-41.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2012	0.00%	3,380	$26.019263	$87,945	0.48%	18.75%
2012	0.50%	30,458	24.791368	755,095	0.48%	18.15%
2012	0.80%	6,050	24.082624	145,700	0.48%	17.80%
2011	0.00%	7,367	21.911401	161,421	0.52%	-8.39%
2011	0.50%	33,867	20.982250	710,606	0.52%	-8.85%
2011	0.80%	6,262	20.443783	128,019	0.52%	-9.12%
2010	0.00%	5,927	23.918151	141,763	0.49%	26.91%
2010	0.50%	44,590	23.018557	1,026,397	0.49%	26.28%
2010	0.80%	7,246	22.495125	163,000	0.49%	25.90%
2009	0.00%	3,930	18.846934	74,068	1.08%	42.86%
2009	0.50%	29,568	18.228862	538,991	1.08%	42.14%
2009	0.80%	4,957	17.867799	88,571	1.08%	41.72%
2008	0.00%	5,223	13.192861	68,906	0.75%	-35.58%
2008	0.50%	30,212	12.824196	387,445	0.75%	-35.90%
2008	0.80%	7,514	12.607947	94,736	0.75%	-36.09%
VP Balanced Fund - Class I (ACVB)
2012	0.00%	15,313	26.226727	401,610	2.08%	11.80%
2012	0.50%	78,313	32.033774	2,508,661	2.08%	11.24%
2012	0.80%	23,027	30.911891	711,808	2.08%	10.91%
2012	1.00%	50,790	14.116446	716,974	2.08%	10.69%
2012	1.30%	6	27.874115	167	2.08%	10.35%
2011	0.00%	17,832	23.458367	418,310	1.88%	5.33%
2011	0.50%	70,885	28.796383	2,041,232	1.88%	4.81%
2011	0.80%	24,908	27.871548	694,225	1.88%	4.49%
2011	1.00%	50,131	12.753560	639,349	1.88%	4.29%
2011	1.30%	1	25.258809	25	1.88%	3.97%
2010	0.00%	20,936	22.270938	466,264	1.89%	11.64%
2010	0.50%	75,406	27.475433	2,071,813	1.89%	11.08%
2010	0.80%	27,822	26.672710	742,088	1.89%	10.75%
2010	1.00%	53,697	12.229364	656,680	1.89%	10.53%
2010	1.30%	1	24.293201	24	1.89%	10.19%
2009	0.00%	22,461	19.949729	448,091	5.53%	15.48%
2009	0.50%	86,103	24.735048	2,129,762	5.53%	14.91%
2009	0.80%	29,897	24.084460	720,053	5.53%	14.56%
2009	1.00%	55,234	11.064741	611,150	5.53%	14.33%
2009	1.30%	1	22.045707	22	5.53%	13.99%
2008	0.00%	23,201	17.275155	400,801	2.47%	-20.33%
2008	0.50%	98,678	21.526265	2,124,169	2.47%	-20.73%
2008	0.80%	46,134	21.023041	969,877	2.47%	-20.97%
2008	1.00%	57,666	9.677622	558,070	2.47%	-21.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Capital Appreciation Fund - Class I (ACVCA)
2012	0.00%	11,127	$24.926638	$277,359	0.00%	16.00%
2012	0.50%	492	60.371528	29,703	0.00%	15.42%
2012	0.80%	545	36.864587	20,091	0.00%	15.08%
2012	1.00%	95,454	11.884565	1,134,429	0.00%	14.84%
2012	1.30%	27	35.886221	969	0.00%	14.50%
2011	0.00%	11,225	21.488190	241,205	0.00%	-6.51%
2011	0.50%	495	52.305178	25,891	0.00%	-6.97%
2011	0.80%	461	32.035223	14,768	0.00%	-7.25%
2011	1.00%	98,038	10.348382	1,014,535	0.00%	-7.44%
2011	1.30%	3	31.341703	94	0.00%	-7.71%
2010	0.00%	13,217	22.983587	303,774	0.00%	31.29%
2010	0.50%	498	56.225138	28,000	0.00%	30.64%
2010	0.80%	486	34.539358	16,786	0.00%	30.25%
2010	1.00%	108,509	11.179591	1,213,086	0.00%	29.99%
2009	0.00%	13,421	17.505890	234,947	1.33%	37.07%
2009	0.50%	504	43.039250	21,692	1.33%	36.39%
2009	0.80%	465	26.518517	12,331	1.33%	35.98%
2009	1.00%	128,037	8.600594	1,101,194	1.33%	35.71%
2008	0.00%	41,738	12.771185	533,044	0.00%	-46.18%
2008	0.50%	182,727	31.556083	5,766,148	0.00%	-46.45%
2008	0.80%	130,432	19.501606	2,543,633	0.00%	-46.61%
2008	1.00%	143,436	6.337501	909,026	0.00%	-46.72%
VP Income & Growth Fund - Class I (ACVIG)
2012	0.00%	19,436	15.892761	308,892	2.03%	14.74%
2012	0.50%	67,927	14.768780	1,003,199	2.03%	14.17%
2012	0.80%	8,532	14.132942	120,582	2.03%	13.83%
2012	1.00%	8,072	11.342396	91,556	2.03%	13.60%
2011	0.00%	24,364	13.850615	337,456	1.54%	3.11%
2011	0.50%	91,748	12.935713	1,186,826	1.54%	2.60%
2011	0.80%	10,171	12.416062	126,284	1.54%	2.29%
2011	1.00%	8,410	9.984507	83,970	1.54%	2.09%
2010	0.00%	25,652	13.432615	344,573	1.54%	14.15%
2010	0.50%	101,037	12.608071	1,273,882	1.54%	13.58%
2010	0.80%	12,313	12.137849	149,453	1.54%	13.24%
2010	1.00%	7,003	9.780279	68,491	1.54%	13.01%
2009	0.00%	26,440	11.767915	311,144	5.01%	18.10%
2009	0.50%	101,794	11.100863	1,130,001	5.01%	17.51%
2009	0.80%	15,113	10.718927	161,995	5.01%	17.16%
2009	1.00%	7,280	8.654230	63,003	5.01%	16.92%
2008	0.00%	29,644	9.964615	295,391	2.06%	-34.59%
2008	0.50%	123,288	9.446908	1,164,690	2.06%	-34.91%
2008	0.80%	27,111	9.149298	248,047	2.06%	-35.11%
2008	1.00%	9,362	7.401733	69,295	2.06%	-35.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.00%	26,763	$16.884507	$451,880	2.37%	7.39%
2012	0.50%	103,784	16.086145	1,669,484	2.37%	6.85%
2012	0.80%	13,907	15.623984	217,283	2.37%	6.53%
2011	0.00%	25,289	15.723236	397,625	4.00%	11.74%
2011	0.50%	117,480	15.055027	1,768,665	4.00%	11.19%
2011	0.80%	16,947	14.666531	248,554	4.00%	10.86%
2010	0.00%	23,941	14.070730	336,867	1.70%	5.12%
2010	0.50%	96,102	13.540060	1,301,227	1.70%	4.59%
2010	0.80%	15,032	13.230161	198,876	1.70%	4.28%
2009	0.00%	22,549	13.385524	301,830	1.82%	10.21%
2009	0.50%	108,771	12.945320	1,408,075	1.82%	9.66%
2009	0.80%	13,631	12.687145	172,938	1.82%	9.33%
2008	0.00%	25,234	12.144940	306,465	4.87%	-1.59%
2008	0.50%	84,313	11.804557	995,278	4.87%	-2.08%
2008	0.80%	17,280	11.604121	200,519	4.87%	-2.38%
VP International Fund - Class I (ACVI)
2012	0.00%	13,233	24.896683	329,458	0.85%	21.16%
2012	0.80%	572	24.177125	13,829	0.85%	20.19%
2012	1.00%	27,108	10.073381	273,069	0.85%	19.95%
2011	0.00%	14,027	20.548394	288,232	1.43%	-12.04%
2011	0.80%	572	20.115095	11,506	1.43%	-12.74%
2011	1.00%	29,115	8.397753	244,501	1.43%	-12.92%
2010	0.00%	15,900	23.361398	371,446	2.37%	13.29%
2010	0.50%	133	23.825547	3,169	2.37%	12.73%
2010	0.80%	572	23.052345	13,186	2.37%	12.39%
2010	1.00%	42,377	9.643270	408,653	2.37%	12.17%
2009	0.00%	16,897	20.620545	348,425	3.20%	33.76%
2009	0.80%	572	20.510931	11,732	3.20%	32.70%
2009	1.00%	54,101	8.597301	465,123	3.20%	32.43%
2008	0.00%	31,455	15.415539	484,896	0.86%	-44.82%
2008	0.50%	167,006	15.879697	2,652,005	0.86%	-45.10%
2008	0.80%	35,916	15.456745	555,144	0.86%	-45.26%
2008	1.00%	62,231	6.491776	403,990	0.86%	-45.37%
VP International Fund - Class III (ACVI3)
2012	0.00%	13,657	15.354631	209,698	0.81%	21.16%
2011	0.00%	16,408	12.672898	207,937	1.42%	-12.04%
2010	0.00%	16,935	14.407773	243,996	2.25%	13.29%
2009	0.00%	17,215	12.717392	218,930	3.37%	33.76%
2008	0.00%	25,760	9.507294	244,908	0.79%	-44.82%
2008	0.50%	146,762	9.334573	1,369,961	0.79%	-45.10%
2008	0.80%	43,028	9.232446	397,254	0.79%	-45.26%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2012	0.00%	2,582	$18.021035	$46,530	1.97%	16.33%
2012	0.50%	68,118	17.343371	1,181,396	1.97%	15.75%
2012	0.80%	5,768	16.949046	97,762	1.97%	15.40%
2011	0.00%	2,657	15.491583	41,161	1.31%	-0.69%
2011	0.50%	84,192	14.983934	1,261,527	1.31%	-1.19%
2011	0.80%	7,564	14.687355	111,095	1.31%	-1.48%
2010	0.00%	4,230	15.599747	65,987	2.37%	19.25%
2010	0.50%	78,645	15.164047	1,192,576	2.37%	18.66%
2010	0.80%	9,365	14.908480	139,618	2.37%	18.30%
2009	0.00%	3,761	13.081223	49,198	3.82%	29.94%
2009	0.50%	65,407	12.779527	835,871	3.82%	29.30%
2009	0.80%	9,006	12.601860	113,492	3.82%	28.91%
2008	0.00%	4,099	10.066767	41,264	0.09%	-24.35%
2008	0.50%	66,882	9.883888	661,054	0.09%	-24.73%
2008	0.80%	9,574	9.775760	93,593	0.09%	-24.95%
VP Ultra(R) Fund - Class I (ACVU1)
2012	0.00%	2,867	13.977037	40,072	0.00%	13.92%
2012	1.00%	3,221	12.562574	40,464	0.00%	12.79%
2011	0.00%	1,197	12.268729	14,686	0.00%	1.07%
2011	1.00%	2,829	11.138189	31,510	0.00%	0.06%
2010	0.00%	1,897	12.139312	23,028	0.59%	16.08%
2010	1.00%	1,507	11.131199	16,775	0.59%	14.93%
2009	0.00%	2,677	10.457353	27,994	0.46%	34.48%
2009	1.00%	2,132	9.685187	20,649	0.46%	33.14%
2008	0.00%	5,710	7.776182	44,402	0.00%	-41.48%
2008	0.50%	26,006	7.521089	195,593	0.00%	-41.77%
2008	0.80%	6,452	7.372083	47,565	0.00%	-41.95%
2008	1.00%	2,588	7.274343	18,826	0.00%	-42.06%
VP Value Fund - Class I (ACVV)
2010	0.80%	5	23.542842	118	1.67%	10.31%
2009	0.00%	56,018	23.686331	1,326,861	5.84%	19.86%
2009	0.50%	202,297	22.072010	4,465,101	5.84%	19.27%
2009	0.80%	43,721	21.343028	933,139	5.84%	18.91%
2009	1.00%	42,294	15.543434	657,394	5.84%	18.67%
2008	0.00%	61,645	19.761076	1,218,172	2.47%	-26.78%
2008	0.50%	229,017	18.506594	4,238,325	2.47%	-27.14%
2008	0.80%	63,519	17.949130	1,140,111	2.47%	-27.36%
2008	1.00%	53,224	13.097945	697,125	2.47%	-27.51%
VP Vista(SM) Fund - Class I (ACVVS1)
2012	0.00%	2,628	14.497885	38,100	0.00%	15.61%
2011	0.00%	2,700	12.539840	33,858	0.00%	-7.89%
2010	0.00%	3,086	13.614679	42,015	0.00%	23.88%
2009	0.00%	3,463	10.990064	38,059	0.00%	22.47%
2008	0.00%	4,820	8.973691	43,253	0.00%	-48.62%
2008	0.50%	85,867	8.810636	756,543	0.00%	-48.88%
2008	0.80%	14,766	8.714227	128,674	0.00%	-49.03%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	0.00%	18,874	$19.873008	$375,083	0.48%	15.74%
2012	0.50%	52,183	18.840668	983,163	0.48%	15.16%
2012	0.80%	8,047	18.247194	146,835	0.48%	14.82%
2012	1.00%	16,022	17.861918	286,184	0.48%	14.59%
2012	1.30%	10	17.299211	173	0.48%	14.24%
2011	0.00%	20,644	17.170194	354,461	0.57%	0.56%
2011	0.50%	66,923	16.360013	1,094,861	0.57%	0.06%
2011	0.80%	9,732	15.892376	154,665	0.57%	-0.24%
2011	1.00%	19,008	15.588032	296,297	0.57%	-0.44%
2010	0.00%	22,647	17.074091	386,677	0.55%	25.83%
2010	0.50%	53,266	16.349821	870,890	0.55%	25.20%
2010	0.80%	11,107	15.930108	176,936	0.55%	24.82%
2010	1.00%	22,243	15.656264	348,242	0.55%	24.58%
2009	0.00%	23,938	13.569574	324,828	2.51%	25.03%
2009	0.50%	57,317	13.059017	748,504	2.51%	24.40%
2009	0.80%	10,571	12.761955	134,907	2.51%	24.03%
2009	1.00%	13,278	12.567656	166,873	2.51%	23.78%
2008	0.00%	20,630	10.853308	223,904	0.87%	-30.91%
2008	0.50%	48,249	10.497320	506,485	0.87%	-31.26%
2008	0.80%	13,403	10.289367	137,908	0.87%	-31.46%
2008	1.00%	18,400	10.153007	186,815	0.87%	-31.60%
Appreciation Portfolio - Initial Shares (DCAP)
2012	0.00%	37,329	22.191274	828,378	3.67%	10.43%
2012	0.50%	162,809	20.479145	3,334,189	3.67%	9.88%
2012	0.80%	25,384	19.609067	497,757	3.67%	9.55%
2012	1.00%	32,456	13.066159	424,075	3.67%	9.33%
2011	0.00%	40,442	20.095335	812,696	1.56%	9.01%
2011	0.50%	173,907	18.638060	3,241,289	1.56%	8.47%
2011	0.80%	26,334	17.899937	471,377	1.56%	8.15%
2011	1.00%	80,749	11.951238	965,051	1.56%	7.93%
2010	0.00%	39,151	18.434129	721,715	2.17%	15.32%
2010	0.50%	132,417	17.182815	2,275,297	2.17%	14.74%
2010	0.80%	26,721	16.551777	442,280	2.17%	14.40%
2010	1.00%	65,892	11.073168	729,633	2.17%	14.17%
2009	0.00%	53,869	15.985658	861,131	2.65%	22.56%
2009	0.50%	142,023	14.975150	2,126,816	2.65%	21.95%
2009	0.80%	31,383	14.468488	454,065	2.65%	21.58%
2009	1.00%	67,951	9.698799	659,043	2.65%	21.34%
2008	0.00%	53,547	13.043268	698,428	1.97%	-29.55%
2008	0.50%	129,485	12.279988	1,590,074	1.97%	-29.90%
2008	0.80%	62,193	11.900157	740,106	1.97%	-30.11%
2008	1.00%	84,234	7.993118	673,292	1.97%	-30.25%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2012	0.00%	705	$15.029274	$10,596	0.00%	20.56%
2012	0.50%	24,300	14.319838	347,972	0.00%	19.96%
2012	0.80%	4,702	13.910361	65,407	0.00%	19.60%
2011	0.00%	754	12.465849	9,399	0.40%	-13.85%
2011	0.50%	13,055	11.937082	155,839	0.40%	-14.27%
2011	0.80%	3,371	11.630664	39,207	0.40%	-14.53%
2010	0.00%	166	14.469098	2,402	0.56%	31.15%
2010	0.50%	12,962	13.924754	180,493	0.56%	30.50%
2010	0.80%	3,247	13.608033	44,185	0.56%	30.11%
2009	0.00%	184	11.032594	2,030	2.01%	26.04%
2009	0.50%	6,951	10.670685	74,172	2.01%	25.41%
2009	0.80%	3,260	10.459262	34,097	2.01%	25.03%
2008	0.00%	175	8.753397	1,532	0.93%	-37.59%
2008	0.50%	9,322	8.508710	79,318	0.93%	-37.90%
2008	0.80%	3,511	8.365189	29,370	0.93%	-38.09%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.00%	12,903	18.719510	241,538	1.43%	18.07%
2012	0.50%	40,511	17.183862	696,135	1.43%	17.48%
2012	0.80%	14,291	16.467463	235,337	1.43%	17.13%
2012	1.00%	7,789	11.048962	86,060	1.43%	16.90%
2011	0.00%	13,600	15.854162	215,617	1.22%	-2.79%
2011	0.50%	45,849	14.626679	670,619	1.22%	-3.28%
2011	0.80%	15,440	14.059096	217,072	1.22%	-3.57%
2011	1.00%	10,648	9.451977	100,645	1.22%	-3.76%
2010	0.00%	22,084	16.309863	360,187	1.21%	18.61%
2010	0.50%	50,734	15.122378	767,219	1.21%	18.02%
2010	0.80%	18,856	14.579135	274,904	1.21%	17.66%
2010	1.00%	11,227	9.821184	110,262	1.21%	17.43%
2009	0.00%	23,756	13.751257	326,675	1.34%	28.79%
2009	0.50%	56,255	12.813906	720,846	1.34%	28.14%
2009	0.80%	20,532	12.390653	254,405	1.34%	27.76%
2009	1.00%	13,887	8.363624	116,146	1.34%	27.50%
2008	0.00%	31,342	10.677601	334,657	0.66%	-40.41%
2008	0.50%	57,462	9.999637	574,599	0.66%	-40.71%
2008	0.80%	28,885	9.698392	280,138	0.66%	-40.89%
2008	1.00%	15,792	6.559473	103,587	0.66%	-41.01%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2012	0.00%	4,187	15.930913	66,703	0.34%	10.17%
2012	0.50%	4,661	15.179088	70,750	0.34%	9.62%
2012	0.80%	221	14.745134	3,259	0.34%	9.29%
2011	0.50%	4,897	13.846587	67,807	0.65%	-5.76%
2011	0.80%	217	13.491250	2,928	0.65%	-6.05%
2010	0.50%	14,445	14.693647	212,250	0.68%	12.51%
2010	0.80%	204	14.359505	2,929	0.68%	12.17%
2009	0.50%	4,369	13.059781	57,058	1.80%	12.91%
2009	0.80%	1,183	12.801099	15,144	1.80%	12.58%
2008	0.50%	3,309	11.566132	38,272	0.21%	-29.72%
2008	0.80%	627	11.371112	7,130	0.21%	-29.93%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	0.00%	21,760	$17.673540	$384,576	4.06%	9.72%
2012	0.50%	56,912	16.755664	953,598	4.06%	9.17%
2012	0.80%	9,428	16.228008	152,998	4.06%	8.85%
2012	1.00%	36,141	15.885465	574,117	4.06%	8.63%
2011	0.00%	26,489	16.107550	426,673	4.81%	2.27%
2011	0.50%	56,565	15.347745	868,145	4.81%	1.76%
2011	0.80%	11,285	14.909191	168,250	4.81%	1.46%
2011	1.00%	40,098	14.623773	586,384	4.81%	1.26%
2010	0.00%	26,373	15.749680	415,366	5.38%	8.50%
2010	0.50%	63,895	15.081764	963,649	5.38%	7.96%
2010	0.80%	13,761	14.694701	202,214	5.38%	7.64%
2010	1.00%	9,531	14.442169	137,648	5.38%	7.42%
2009	0.00%	29,675	14.515295	430,741	5.89%	20.43%
2009	0.50%	70,869	13.969361	989,995	5.89%	19.83%
2009	0.80%	12,329	13.651720	168,312	5.89%	19.48%
2009	1.00%	37,387	13.443967	502,630	5.89%	19.24%
2008	0.00%	22,443	12.052470	270,494	5.12%	-7.29%
2008	0.50%	40,508	11.657260	472,212	5.12%	-7.75%
2008	0.80%	16,052	11.426394	183,416	5.12%	-8.03%
2008	1.00%	34,491	11.275015	388,887	5.12%	-8.21%
Equity - Income Portfolio - Initial Class (FEIP)
2012	0.00%	136,674	26.854210	3,670,272	3.10%	17.31%
2012	0.50%	348,829	68.220701	23,797,359	3.10%	16.72%
2012	0.80%	143,114	55.150112	7,892,753	3.10%	16.37%
2012	1.00%	251,923	13.888604	3,498,859	3.10%	16.14%
2012	1.30%	120	49.362236	5,923	3.10%	15.79%
2011	0.00%	149,096	22.892147	3,413,128	2.36%	0.97%
2011	0.50%	379,343	58.447557	22,171,672	2.36%	0.47%
2011	0.80%	160,230	47.391689	7,593,570	2.36%	0.17%
2011	1.00%	263,003	11.958724	3,145,180	2.36%	-0.03%
2011	1.30%	1	42.631104	43	2.36%	-0.33%
2010	0.00%	175,971	22.671870	3,989,592	1.81%	15.15%
2010	0.50%	441,234	58.174736	25,668,671	1.81%	14.58%
2010	0.80%	179,902	47.311929	8,511,511	1.81%	14.23%
2010	1.00%	304,964	11.962455	3,648,118	1.81%	14.00%
2010	1.30%	1	42.772276	43	1.81%	13.66%
2009	0.00%	200,574	19.689180	3,949,138	2.24%	30.21%
2009	0.50%	500,783	50.774293	25,426,903	2.24%	29.56%
2009	0.80%	202,135	41.417283	8,371,882	2.24%	29.17%
2009	1.00%	351,952	10.492986	3,693,027	2.24%	28.91%
2009	1.30%	1	37.630730	38	2.24%	28.53%
2008	0.00%	231,255	15.121228	3,496,860	2.40%	-42.65%
2008	0.50%	576,617	39.190034	22,597,640	2.40%	-42.94%
2008	0.80%	240,665	32.063918	7,716,663	2.40%	-43.11%
2008	1.00%	419,968	8.139596	3,418,370	2.40%	-43.23%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Portfolio - Initial Class (FHIP)
2012	0.00%	79,361	$22.329447	$1,772,087	5.44%	14.23%
2012	0.50%	97,105	46.366278	4,502,397	5.44%	13.66%
2012	0.80%	35,866	42.791316	1,534,753	5.44%	13.32%
2012	1.00%	79,435	16.586419	1,317,542	5.44%	13.09%
2012	1.30%	4	42.197632	169	5.44%	12.75%
2011	0.00%	71,464	19.548118	1,396,987	6.27%	4.03%
2011	0.50%	147,031	40.794842	5,998,106	6.27%	3.51%
2011	0.80%	42,868	37.762814	1,618,816	6.27%	3.20%
2011	1.00%	63,903	14.666687	937,245	6.27%	3.00%
2010	0.00%	87,453	18.790698	1,643,303	7.26%	13.82%
2010	0.50%	165,396	39.410184	6,518,287	7.26%	13.26%
2010	0.80%	51,403	36.590379	1,880,855	7.26%	12.92%
2010	1.00%	89,511	14.239694	1,274,609	7.26%	12.69%
2009	0.00%	100,115	16.508703	1,652,769	7.68%	43.96%
2009	0.50%	190,562	34.797509	6,631,083	7.68%	43.24%
2009	0.80%	61,557	32.404743	1,994,739	7.68%	42.81%
2009	1.00%	159,831	12.636025	2,019,629	7.68%	42.53%
2008	0.00%	120,515	11.467804	1,382,042	8.25%	-24.98%
2008	0.50%	231,676	24.293166	5,628,144	8.25%	-25.36%
2008	0.80%	80,105	22.690582	1,817,629	8.25%	-25.58%
2008	1.00%	165,861	8.865726	1,470,478	8.25%	-25.73%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	0.00%	26,092	26.438122	689,823	1.49%	12.48%
2012	0.50%	159,628	45.205009	7,215,985	1.49%	11.92%
2012	0.80%	61,726	38.347550	2,367,041	1.49%	11.58%
2012	1.00%	141,671	13.772768	1,951,202	1.49%	11.36%
2012	1.30%	138	39.054823	5,390	1.49%	11.03%
2011	0.00%	28,280	23.504361	664,703	1.89%	-2.56%
2011	0.50%	188,094	40.390644	7,597,238	1.89%	-3.05%
2011	0.80%	68,594	34.366682	2,357,348	1.89%	-3.34%
2011	1.00%	168,991	12.367780	2,090,044	1.89%	-3.53%
2011	1.30%	1	35.176377	35	1.89%	-3.82%
2010	0.00%	33,987	24.122023	819,835	1.69%	14.26%
2010	0.50%	209,604	41.659364	8,731,969	1.69%	13.69%
2010	0.80%	76,588	35.552451	2,722,891	1.69%	13.35%
2010	1.00%	185,080	12.820073	2,372,739	1.69%	13.13%
2010	1.30%	1	36.572093	37	1.69%	12.79%
2009	0.00%	37,939	21.110749	800,921	2.27%	29.11%
2009	0.50%	232,760	36.641407	8,528,654	2.27%	28.47%
2009	0.80%	84,006	31.363945	2,634,760	2.27%	28.08%
2009	1.00%	186,964	11.332339	2,118,739	2.27%	27.83%
2009	1.30%	1	32.425044	32	2.27%	27.45%
2008	0.00%	49,593	16.350697	810,880	2.55%	-28.72%
2008	0.50%	271,683	28.521671	7,748,853	2.55%	-29.07%
2008	0.80%	107,493	24.486999	2,632,181	2.55%	-29.29%
2008	1.00%	212,470	8.865285	1,883,607	2.55%	-29.43%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund Portfolio - Initial Class (FCP)
2010	0.50%	1	$37.528108	$38	0.05%	14.11%
2010	0.80%	473	36.264896	17,153	0.05%	13.78%
2009	0.00%	179,893	29.787895	5,358,634	1.36%	35.71%
2009	0.50%	895,768	32.887636	29,459,692	1.36%	35.03%
2009	0.80%	202,693	31.871810	6,460,193	1.36%	34.63%
2009	1.00%	227,784	12.045454	2,743,762	1.36%	34.36%
2009	1.30%	1	29.643503	30	1.36%	33.96%
2008	0.00%	205,267	21.949689	4,505,547	0.95%	-42.51%
2008	0.50%	1,037,409	24.355264	25,266,370	0.95%	-42.80%
2008	0.80%	283,459	23.673901	6,710,580	0.95%	-42.97%
2008	1.00%	288,102	8.965097	2,582,862	0.95%	-43.09%
2008	1.30%	1	22.129119	22	0.95%	-43.26%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2012	0.00%	13,031	18.272664	238,111	0.72%	4.73%
2012	0.50%	92,636	17.585266	1,629,029	0.72%	4.21%
2012	0.80%	31,070	17.185312	533,948	0.72%	3.90%
2011	0.00%	15,797	17.446617	275,604	0.77%	-5.20%
2011	0.50%	124,550	16.874679	2,101,741	0.77%	-5.67%
2011	0.80%	38,558	16.540551	637,771	0.77%	-5.95%
2010	0.00%	18,742	18.403422	344,917	0.33%	19.16%
2010	0.50%	137,864	17.889194	2,466,276	0.33%	18.56%
2010	0.80%	42,752	17.587581	751,904	0.33%	18.21%
2009	0.00%	23,134	15.444750	357,299	0.24%	47.57%
2009	0.50%	203,763	15.088373	3,074,452	0.24%	46.84%
2009	0.80%	48,768	14.878509	725,595	0.24%	46.40%
2008	0.00%	27,453	10.465765	287,317	0.00%	-54.40%
2008	0.50%	197,262	10.275549	2,026,975	0.00%	-54.63%
2008	0.80%	63,653	10.163079	646,910	0.00%	-54.77%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2012	0.00%	3,524	15.052634	53,045	1.48%	11.69%
2012	0.50%	18,952	14.486686	274,552	1.48%	11.13%
2012	0.80%	2,722	14.157347	38,536	1.48%	10.79%
2011	0.00%	4,071	13.477731	54,868	2.34%	-0.28%
2011	0.50%	24,603	13.036152	320,728	2.34%	-0.78%
2011	0.80%	3,979	12.778157	50,844	2.34%	-1.08%
2010	0.00%	4,161	13.516167	56,241	1.90%	12.74%
2010	0.50%	15,610	13.138702	205,095	1.90%	12.17%
2010	0.80%	5,966	12.917291	77,065	1.90%	11.84%
2009	0.00%	1,759	11.989176	21,089	2.95%	24.15%
2009	0.50%	25,742	11.712729	301,509	2.95%	23.53%
2009	0.80%	3,521	11.549915	40,667	2.95%	23.16%
2008	0.00%	8,703	9.656832	84,043	2.31%	-25.08%
2008	0.50%	52,567	9.481428	498,410	2.31%	-25.45%
2008	0.80%	1,764	9.377717	16,542	2.31%	-25.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2012	0.00%	3,913	$15.209948	$59,517	2.11%	13.19%
2012	0.50%	58,464	14.638015	855,797	2.11%	12.62%
2012	0.80%	15,219	14.305244	217,712	2.11%	12.28%
2011	0.00%	1,647	13.437783	22,132	2.04%	-1.12%
2011	0.50%	48,519	12.997459	630,624	2.04%	-1.62%
2011	0.80%	18,156	12.740229	231,312	2.04%	-1.91%
2010	0.00%	1,747	13.590648	23,743	2.21%	14.52%
2010	0.50%	56,685	13.211069	748,869	2.21%	13.95%
2010	0.80%	16,901	12.988424	219,517	2.21%	13.61%
2009	0.00%	469	11.867504	5,566	3.20%	28.78%
2009	0.50%	48,825	11.593819	566,068	3.20%	28.13%
2009	0.80%	15,952	11.432637	182,373	3.20%	27.75%
2008	0.00%	13,010	9.215628	119,895	2.88%	-32.71%
2008	0.50%	54,125	9.048213	489,735	2.88%	-33.05%
2008	0.80%	11,923	8.949218	106,702	2.88%	-33.25%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2012	0.00%	430	15.121452	6,502	2.04%	15.48%
2012	0.50%	58,115	14.552777	845,735	2.04%	14.90%
2012	0.80%	17,634	14.221942	250,790	2.04%	14.56%
2011	0.50%	54,142	12.665066	685,712	2.06%	-3.18%
2011	0.80%	17,536	12.414407	217,699	2.06%	-3.47%
2010	0.50%	48,330	13.081107	632,210	1.95%	15.42%
2010	0.80%	19,133	12.860663	246,063	1.95%	15.08%
2009	0.50%	28,422	11.333383	322,117	2.30%	30.75%
2009	0.80%	24,962	11.175826	278,971	2.30%	30.36%
2008	0.50%	25,922	8.668038	224,693	2.06%	-38.39%
2008	0.80%	24,051	8.573208	206,194	2.06%	-38.57%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2010	0.50%	1	11.641245	12	0.00%	21.34%
2010	0.80%	11	11.215020	123	0.00%	20.99%
2009	0.00%	35,449	10.241993	363,068	0.47%	45.85%
2009	0.50%	176,900	9.594280	1,697,228	0.47%	45.12%
2009	0.80%	29,637	9.269518	274,721	0.47%	44.69%
2009	1.00%	3,666	7.004350	25,678	0.47%	44.40%
2008	0.00%	43,142	7.022261	302,954	0.42%	-55.02%
2008	0.50%	133,046	6.611121	879,583	0.42%	-55.24%
2008	0.80%	101,332	6.406522	649,186	0.42%	-55.38%
2008	1.00%	20,056	4.850665	97,285	0.42%	-55.47%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2012	0.00%	161,289	$24.156554	$3,896,186	0.59%	14.69%
2012	0.50%	394,207	72.994214	28,774,830	0.59%	14.12%
2012	0.80%	266,541	49.210357	13,116,578	0.59%	13.77%
2012	1.00%	385,900	8.512216	3,284,864	0.59%	13.55%
2012	1.30%	137	44.653281	6,117	0.59%	13.20%
2011	0.00%	170,592	21.062729	3,593,133	0.35%	0.20%
2011	0.50%	430,909	63.965181	27,563,172	0.35%	-0.30%
2011	0.80%	300,253	43.253084	12,986,868	0.35%	-0.59%
2011	1.00%	455,202	7.496758	3,412,539	0.35%	-0.79%
2011	1.30%	19	39.444794	749	0.35%	-1.09%
2010	0.00%	196,217	21.020180	4,124,517	0.28%	24.17%
2010	0.50%	499,742	64.155259	32,061,077	0.28%	23.55%
2010	0.80%	333,533	43.511676	14,512,580	0.28%	23.18%
2010	1.00%	534,712	7.556643	4,040,628	0.28%	22.94%
2010	1.30%	17	39.879099	678	0.28%	22.57%
2009	0.00%	206,766	16.928202	3,500,177	0.44%	28.29%
2009	0.50%	557,057	51.924855	28,925,104	0.44%	27.65%
2009	0.80%	370,706	35.322377	13,094,217	0.44%	27.26%
2009	1.00%	585,826	6.146674	3,600,881	0.44%	27.01%
2009	1.30%	17	32.535551	553	0.44%	26.63%
2008	0.00%	243,890	13.195602	3,218,275	0.79%	-47.17%
2008	0.50%	596,470	40.678515	24,263,514	0.79%	-47.43%
2008	0.80%	450,264	27.755083	12,497,115	0.79%	-47.59%
2008	1.00%	692,175	4.839505	3,349,784	0.79%	-47.69%
2008	1.30%	16	25.693435	411	0.79%	-47.85%
VIP High Income Portfolio - Initial Class R (FHIPR)
2012	0.00%	16,543	14.470056	239,378	5.71%	14.30%
2012	0.50%	165,561	14.065803	2,328,748	5.71%	13.73%
2012	0.80%	79,055	13.828722	1,093,230	5.71%	13.39%
2011	0.00%	17,595	12.659718	222,748	6.99%	4.05%
2011	0.50%	197,547	12.367874	2,443,236	6.99%	3.53%
2011	0.80%	79,720	12.196027	972,267	6.99%	3.22%
2010	0.00%	16,672	12.167463	202,856	8.05%	13.88%
2010	0.50%	202,755	11.946381	2,422,188	8.05%	13.31%
2010	0.80%	78,191	11.815681	923,880	8.05%	12.97%
2009	0.00%	13,217	10.684849	141,222	9.14%	43.81%
2009	0.50%	224,364	10.543267	2,365,530	9.14%	43.10%
2009	0.80%	69,946	10.459227	731,581	9.14%	42.67%
2008	0.00%	18,296	7.429579	135,932	10.31%	-24.88%
2008	0.50%	168,238	7.367822	1,239,548	10.31%	-25.26%
2008	0.80%	53,080	7.331018	389,130	10.31%	-25.48%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	0.00%	28,073	16.144635	453,228	2.07%	5.77%
2012	0.50%	224,012	15.382891	3,445,952	2.07%	5.24%
2012	0.80%	21,300	14.943212	318,290	2.07%	4.92%
2011	0.00%	34,735	15.264055	530,197	3.22%	7.21%
2011	0.50%	264,186	14.616946	3,861,592	3.22%	6.67%
2011	0.80%	23,285	14.241922	331,623	3.22%	6.36%
2010	0.00%	33,476	14.237787	476,624	3.56%	7.68%
2010	0.50%	283,862	13.702324	3,889,569	3.56%	7.14%
2010	0.80%	25,942	13.390753	347,383	3.56%	6.82%
2009	0.00%	27,224	13.222437	359,968	8.76%	15.67%
2009	0.50%	290,648	12.788918	3,717,073	8.76%	15.10%
2009	0.80%	22,454	12.535648	281,475	8.76%	14.75%
2008	0.00%	35,155	11.430864	401,852	4.47%	-3.35%
2008	0.50%	220,280	11.111478	2,447,636	4.47%	-3.83%
2008	0.80%	24,200	10.924128	264,364	4.47%	-4.12%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2012	0.00%	16,990	$30.166927	$512,536	0.49%	14.75%
2012	0.50%	189,756	28.743525	5,454,256	0.49%	14.18%
2012	0.80%	32,699	27.921947	913,020	0.49%	13.83%
2011	0.00%	21,838	26.289170	574,103	0.14%	-10.72%
2011	0.50%	229,983	25.174584	5,789,726	0.14%	-11.16%
2011	0.80%	39,066	24.528651	958,236	0.14%	-11.43%
2010	0.00%	22,098	29.444519	650,665	0.28%	28.70%
2010	0.50%	264,279	28.337312	7,488,956	0.28%	28.06%
2010	0.80%	43,070	27.693084	1,192,741	0.28%	27.68%
2009	0.00%	23,116	22.878053	528,849	0.60%	40.01%
2009	0.50%	277,478	22.127965	6,140,023	0.60%	39.32%
2009	0.80%	46,369	21.689786	1,005,734	0.60%	38.90%
2008	0.00%	26,488	16.339788	432,808	0.35%	-39.51%
2008	0.50%	283,059	15.883241	4,495,894	0.35%	-39.81%
2008	0.80%	65,092	15.615472	1,016,442	0.35%	-39.99%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.00%	30,798	21.026341	647,569	1.93%	20.74%
2012	0.50%	104,930	35.566403	3,731,983	1.93%	20.14%
2012	0.80%	26,621	26.574860	707,449	1.93%	19.78%
2012	1.00%	83,926	11.037832	926,361	1.93%	19.54%
2012	1.30%	328	22.659824	7,432	1.93%	19.18%
2011	0.00%	33,271	17.414491	579,398	1.29%	-17.16%
2011	0.50%	118,017	29.604824	3,493,873	1.29%	-17.58%
2011	0.80%	30,982	22.187015	687,398	1.29%	-17.82%
2011	1.00%	94,368	9.233835	871,379	1.29%	-17.99%
2011	1.30%	5	19.013413	95	1.29%	-18.23%
2010	0.00%	47,968	21.022695	1,008,417	1.40%	13.11%
2010	0.50%	136,651	35.917877	4,908,214	1.40%	12.55%
2010	0.80%	37,140	26.999105	1,002,747	1.40%	12.21%
2010	1.00%	117,567	11.259025	1,323,690	1.40%	11.99%
2009	0.00%	52,438	18.585431	974,583	2.07%	26.53%
2009	0.50%	158,444	31.912691	5,056,374	2.07%	25.90%
2009	0.80%	44,371	24.060407	1,067,584	2.07%	25.52%
2009	1.00%	120,336	10.053608	1,209,811	2.07%	25.27%
2008	0.00%	56,196	14.688536	825,437	2.41%	-43.80%
2008	0.50%	188,778	25.347887	4,785,123	2.41%	-44.09%
2008	0.80%	57,353	19.168350	1,099,362	2.41%	-44.25%
2008	1.00%	154,625	8.025502	1,240,943	2.41%	-44.37%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	0.00%	35,975	13.836689	497,775	1.91%	20.67%
2012	0.50%	216,949	13.316294	2,888,957	1.91%	20.07%
2012	0.80%	54,239	13.013481	705,838	1.91%	19.71%
2011	0.00%	24,016	11.466618	275,382	1.12%	-17.30%
2011	0.50%	207,184	11.090775	2,297,831	1.12%	-17.71%
2011	0.80%	53,755	10.871192	584,381	1.12%	-17.96%
2010	0.00%	33,994	13.865532	471,345	1.32%	13.01%
2010	0.50%	257,797	13.478254	3,474,653	1.32%	12.45%
2010	0.80%	57,338	13.251079	759,790	1.32%	12.11%
2009	0.00%	37,807	12.269434	463,870	2.17%	26.49%
2009	0.50%	307,164	11.986428	3,681,799	2.17%	25.86%
2009	0.80%	56,862	11.819747	672,094	2.17%	25.48%
2008	0.00%	43,474	9.699843	421,691	2.68%	-43.88%
2008	0.50%	292,626	9.523623	2,786,860	2.68%	-44.16%
2008	0.80%	68,191	9.419422	642,320	2.68%	-44.33%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	0.00%	9,336	$19.135795	$178,652	0.58%	27.10%
2012	0.50%	46,104	18.141557	836,398	0.58%	26.47%
2012	0.80%	6,450	17.570001	113,327	0.58%	26.09%
2012	1.00%	9,572	17.199023	164,629	0.58%	25.83%
2011	0.00%	19,441	15.055580	292,696	0.80%	-8.85%
2011	0.50%	36,543	14.345026	524,210	0.80%	-9.30%
2011	0.80%	5,608	13.934920	78,147	0.80%	-9.57%
2011	1.00%	6,604	13.668049	90,264	0.80%	-9.75%
2010	0.00%	25,254	16.516915	417,118	0.41%	26.45%
2010	0.50%	41,802	15.816183	661,148	0.41%	25.82%
2010	0.80%	6,185	15.410121	95,312	0.41%	25.45%
2010	1.00%	11,335	15.145229	171,671	0.41%	25.20%
2009	0.00%	21,462	13.061648	280,329	0.57%	57.40%
2009	0.50%	63,858	12.570115	802,702	0.57%	56.61%
2009	0.80%	6,437	12.284130	79,073	0.57%	56.14%
2009	1.00%	9,300	12.097114	112,503	0.57%	55.83%
2008	0.00%	20,161	8.298533	167,307	0.65%	-51.17%
2008	0.50%	42,082	8.026295	337,763	0.65%	-51.42%
2008	0.80%	6,539	7.867248	51,444	0.65%	-51.57%
2008	1.00%	10,445	7.762982	81,084	0.65%	-51.66%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2012	0.00%	12,161	14.425332	175,426	6.60%	12.65%
2012	0.50%	68,091	13.952339	950,029	6.60%	12.09%
2012	0.80%	12,946	13.676069	177,050	6.60%	11.75%
2011	0.00%	11,961	12.805162	153,163	6.21%	2.38%
2011	0.50%	70,842	12.447515	881,807	6.21%	1.87%
2011	0.80%	13,328	12.237789	163,105	6.21%	1.57%
2010	0.00%	9,146	12.507001	114,389	7.07%	12.67%
2010	0.50%	63,635	12.218491	777,524	7.07%	12.11%
2010	0.80%	12,959	12.048616	156,138	7.07%	11.78%
2009	0.00%	9,101	11.100337	101,024	8.10%	35.59%
2009	0.50%	74,134	10.898585	807,956	8.10%	34.92%
2009	0.80%	12,802	10.779315	137,997	8.10%	34.52%
2008	0.00%	5,556	8.186428	45,484	5.40%	-29.66%
2008	0.50%	70,902	8.077889	572,738	5.40%	-30.01%
2008	0.80%	14,877	8.013465	119,216	5.40%	-30.22%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2012	0.00%	14,390	20.165763	290,185	1.95%	12.18%
2012	0.50%	171,328	19.214168	3,291,925	1.95%	11.61%
2012	0.80%	15,177	18.664910	283,277	1.95%	11.28%
2011	0.00%	27,085	17.976970	486,906	1.64%	6.29%
2011	0.50%	171,680	17.214712	2,955,422	1.64%	5.76%
2011	0.80%	17,101	16.772979	286,835	1.64%	5.45%
2010	0.00%	15,172	16.912694	256,599	1.78%	20.94%
2010	0.50%	139,647	16.276552	2,272,972	1.78%	20.34%
2010	0.80%	20,329	15.906413	323,361	1.78%	19.98%
2009	0.00%	13,906	13.984451	194,468	1.83%	17.67%
2009	0.50%	144,617	13.525832	1,956,065	1.83%	17.09%
2009	0.80%	20,222	13.257914	268,102	1.83%	16.74%
2008	0.00%	20,335	11.884088	241,663	2.04%	-26.94%
2008	0.50%	189,411	11.551986	2,188,073	2.04%	-27.31%
2008	0.80%	40,517	11.357193	460,159	2.04%	-27.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2012	0.00%	6,825	$26.547381	$181,186	1.03%	18.75%
2012	0.50%	111,680	25.294569	2,824,897	1.03%	18.16%
2012	0.80%	12,551	24.571434	308,396	1.03%	17.80%
2011	0.00%	9,471	22.355324	211,727	0.95%	-3.53%
2011	0.50%	124,783	21.407336	2,671,272	0.95%	-4.01%
2011	0.80%	14,035	20.857943	292,741	0.95%	-4.29%
2010	0.00%	8,414	23.172621	194,974	0.88%	28.49%
2010	0.50%	144,260	22.301004	3,217,143	0.88%	27.85%
2010	0.80%	16,135	21.793848	351,644	0.88%	27.47%
2009	0.00%	6,834	18.034685	123,249	1.94%	29.54%
2009	0.50%	131,099	17.443192	2,286,785	1.94%	28.90%
2009	0.80%	15,469	17.097660	264,484	1.94%	28.51%
2008	0.00%	6,079	13.921598	84,629	1.44%	-32.87%
2008	0.50%	125,323	13.532546	1,695,939	1.44%	-33.21%
2008	0.80%	28,885	13.304370	384,297	1.44%	-33.41%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2012	0.00%	6,582	19.307248	127,080	1.46%	13.16%
2012	0.50%	50,583	18.581214	939,894	1.46%	12.59%
2012	0.80%	9,824	18.158794	178,392	1.46%	12.25%
2011	0.00%	10,223	17.062376	174,429	0.99%	-15.86%
2011	0.50%	63,119	16.503252	1,041,669	0.99%	-16.28%
2011	0.80%	11,210	16.176657	181,340	0.99%	-16.53%
2010	0.00%	9,970	20.278309	202,175	1.69%	17.51%
2010	0.50%	70,122	19.711997	1,382,245	1.69%	16.93%
2010	0.80%	13,337	19.379887	258,470	1.69%	16.58%
2009	0.00%	7,269	17.256364	125,437	3.67%	72.63%
2009	0.50%	81,267	16.858387	1,370,031	3.67%	71.77%
2009	0.80%	15,116	16.624073	251,289	3.67%	71.26%
2008	0.00%	4,930	9.996007	49,280	2.79%	-52.67%
2008	0.50%	63,172	9.814382	619,994	2.79%	-52.91%
2008	0.80%	15,652	9.707016	151,934	2.79%	-53.05%
Templeton Foreign Securities Fund - Class 1 (TIF)
2012	0.00%	166	23.263845	3,862	3.71%	18.60%
2012	0.50%	7,020	22.166042	155,606	3.71%	18.00%
2012	0.80%	621	21.532384	13,372	3.71%	17.65%
2011	0.00%	169	19.616024	3,315	1.90%	-10.44%
2011	0.50%	12,325	18.784240	231,516	1.90%	-10.89%
2011	0.80%	683	18.302200	12,500	1.90%	-11.16%
2010	0.00%	172	21.903633	3,767	2.09%	8.67%
2010	0.50%	13,857	21.079885	292,104	2.09%	8.13%
2010	0.80%	1,192	20.600592	24,556	2.09%	7.81%
2009	0.00%	176	20.155256	3,547	4.14%	37.34%
2009	0.50%	14,701	19.494379	286,587	4.14%	36.66%
2009	0.80%	1,483	19.108316	28,338	4.14%	36.25%
2008	0.00%	1,659	14.675305	24,346	2.70%	-40.23%
2008	0.50%	22,899	14.265245	326,660	2.70%	-40.53%
2008	0.80%	1,945	14.024745	27,278	2.70%	-40.71%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.00%	5,081	$14.829007	$75,346	2.99%	18.30%
2012	0.50%	56,458	14.271362	805,733	2.99%	17.71%
2012	0.80%	9,020	13.946827	125,800	2.99%	17.36%
2011	0.00%	6,118	12.534749	76,688	1.73%	-10.68%
2011	0.50%	73,808	12.123973	894,846	1.73%	-11.12%
2011	0.80%	9,570	11.883946	113,729	1.73%	-11.39%
2010	0.00%	5,607	14.033220	78,684	1.74%	8.41%
2010	0.50%	75,119	13.641305	1,024,721	1.74%	7.87%
2010	0.80%	9,620	13.411382	129,017	1.74%	7.54%
2009	0.00%	12,029	12.945045	155,716	3.88%	37.20%
2009	0.50%	75,293	12.646528	952,195	3.88%	36.51%
2009	0.80%	10,766	12.470682	134,259	3.88%	36.10%
2008	0.00%	25,525	9.435374	240,838	2.47%	-40.39%
2008	0.50%	112,327	9.263979	1,040,595	2.47%	-40.69%
2008	0.80%	16,543	9.162606	151,577	2.47%	-40.87%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2012	0.00%	14,188	20.367363	288,972	6.12%	15.06%
2012	0.50%	135,920	19.601667	2,664,259	6.12%	14.49%
2012	0.80%	15,489	19.156120	296,709	6.12%	14.14%
2011	0.00%	20,700	17.701343	366,418	5.58%	-0.83%
2011	0.50%	161,058	17.121471	2,757,550	5.58%	-1.32%
2011	0.80%	15,838	16.782688	265,804	5.58%	-1.62%
2010	0.00%	15,914	17.849519	284,057	1.58%	14.38%
2010	0.50%	151,403	17.351122	2,627,012	1.58%	13.81%
2010	0.80%	14,717	17.058765	251,054	1.58%	13.47%
2009	0.00%	16,059	15.605635	250,611	14.02%	18.69%
2009	0.50%	131,249	15.245867	2,001,005	14.02%	18.09%
2009	0.80%	15,279	15.033976	229,704	14.02%	17.74%
2008	0.00%	19,081	13.148675	250,890	4.26%	6.21%
2008	0.50%	169,130	12.909918	2,183,454	4.26%	5.68%
2008	0.80%	19,316	12.768726	246,641	4.26%	5.36%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.00%	959	10.854248	10,409	3.11%	15.33%
2012	0.50%	4,840	10.603889	51,323	3.11%	14.76%
2012	0.80%	1,840	10.456468	19,240	3.11%	14.41%
2011	0.00%	977	9.411247	9,195	0.01%	-1.54%
2011	0.50%	9,398	9.240357	86,841	0.01%	-2.03%
2011	0.80%	1,897	9.139329	17,337	0.01%	-2.32%
2010	0.00%	995	9.558606	9,511	3.02%	10.25%
2010	0.50%	4,234	9.431991	39,935	3.02%	9.70%
2010	0.80%	1,377	9.356850	12,884	3.02%	9.38%
2009	0.00%	1,014	8.669683	8,791	4.16%	30.25%
2009	0.50%	1,011	8.597673	8,692	4.16%	29.60%
2009	0.80%	1,461	8.554781	12,499	4.16%	29.21%
2008	0.50%	1,402	6.633927	9,301	7.17%	-33.66%	5/1/2008
2008	0.80%	149	6.620645	986	7.17%	-33.79%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.00%	39,865	$17.957800	$715,888	3.05%	4.61%
2012	0.50%	46,960	25.862355	1,214,496	3.05%	4.08%
2012	0.80%	12,214	20.436462	249,611	3.05%	3.77%
2012	1.00%	69,717	12.860239	896,577	3.05%	3.56%
2012	1.30%	97	19.613461	1,903	3.05%	3.25%
2011	0.00%	40,577	17.167186	696,593	3.92%	0.29%
2011	0.50%	44,848	24.847995	1,114,383	3.92%	-0.21%
2011	0.80%	14,684	19.694057	289,188	3.92%	-0.51%
2011	1.00%	51,341	12.417925	637,549	3.92%	-0.71%
2011	1.30%	17	18.995943	323	3.92%	-1.00%
2010	0.00%	41,547	17.117742	711,191	5.13%	5.28%
2010	0.50%	45,156	24.900288	1,124,397	5.13%	4.76%
2010	0.80%	17,506	19.794631	346,525	5.13%	4.45%
2010	1.00%	35,502	12.506266	443,997	5.13%	4.24%
2009	0.00%	44,762	16.258487	727,762	7.24%	13.33%
2009	0.50%	48,176	23.768919	1,145,091	7.24%	12.76%
2009	0.80%	16,879	18.952010	319,891	7.24%	12.42%
2009	1.00%	45,151	11.997871	541,716	7.24%	12.20%
2008	0.00%	42,417	14.346598	608,540	4.47%	-13.43%
2008	0.50%	68,340	21.078952	1,440,536	4.47%	-13.86%
2008	0.80%	18,838	16.857653	317,564	4.47%	-14.12%
2008	1.00%	37,893	10.693363	405,204	4.47%	-14.29%
Balanced Portfolio - I Class Shares (AMBP)
2012	0.50%	903	13.662782	12,337	0.00%	8.80%
2012	0.80%	698	29.074823	20,294	0.00%	8.47%
2011	0.50%	899	12.558209	11,290	0.31%	-1.13%
2011	0.80%	744	26.804764	19,943	0.31%	-1.42%
2010	0.50%	991	12.701252	12,587	0.90%	18.24%
2010	0.80%	712	27.191348	19,360	0.90%	17.88%
2009	0.50%	2,307	10.742321	24,783	1.16%	21.86%
2009	0.80%	1,017	23.066620	23,459	1.16%	21.49%
2008	0.50%	17,915	8.815611	157,932	3.77%	-39.45%
2008	0.80%	1,334	18.986328	25,328	3.77%	-39.63%
Growth Portfolio - I Class Shares (AMTG)
2012	0.00%	30,131	24.704444	744,370	0.00%	12.60%
2012	0.50%	1,416	57.081042	80,827	0.00%	12.04%
2012	0.80%	492	38.058319	18,725	0.00%	11.70%
2012	1.00%	102,324	8.000039	818,596	0.00%	11.48%
2012	1.30%	119	35.617069	4,238	0.00%	11.14%
2011	0.00%	32,280	21.939823	708,217	0.00%	-0.21%
2011	0.50%	1,676	50.947928	85,389	0.00%	-0.71%
2011	0.80%	506	34.071422	17,240	0.00%	-1.01%
2011	1.00%	110,903	7.176346	795,878	0.00%	-1.21%
2010	0.00%	37,800	21.987079	831,112	0.00%	31.33%
2010	0.50%	1,798	51.313097	92,261	0.00%	30.68%
2010	0.80%	524	34.418528	18,035	0.00%	30.29%
2010	1.00%	122,216	7.263944	887,770	0.00%	30.03%
2009	0.00%	49,082	16.741370	821,700	0.00%	30.36%
2009	0.50%	1,850	39.266295	72,643	0.00%	29.71%
2009	0.80%	542	26.417094	14,318	0.00%	29.32%
2009	1.00%	151,381	5.586407	845,676	0.00%	29.06%
2008	0.00%	63,596	12.842535	816,734	0.00%	-43.68%
2008	0.50%	175,438	30.272680	5,310,978	0.00%	-43.96%
2008	0.80%	144,350	20.427668	2,948,734	0.00%	-44.13%
2008	1.00%	159,176	4.328471	688,989	0.00%	-44.24%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Guardian Portfolio - I Class Shares (AMGP)
2012	0.00%	6,748	$16.827470	$113,552	0.27%	12.73%
2012	0.80%	2	14.963947	30	0.27%	11.83%
2012	1.00%	3,505	13.062262	45,783	0.27%	11.60%
2011	0.00%	7,106	14.927741	106,077	0.45%	-2.94%
2011	0.80%	2	13.381489	27	0.45%	-3.71%
2011	1.00%	5,218	11.704343	61,073	0.45%	-3.90%
2010	0.00%	4,641	15.379896	71,378	0.40%	19.01%
2010	0.80%	2	13.897336	28	0.40%	18.07%
2010	1.00%	11,741	12.179833	143,003	0.40%	17.83%
2009	0.00%	4,964	12.922921	64,149	0.18%	29.69%
2009	0.80%	2	11.770887	24	0.18%	28.65%
2009	1.00%	4,336	10.336808	44,820	0.18%	28.40%
2008	0.00%	10,705	9.964594	106,671	0.55%	-37.24%
2008	0.50%	58,317	9.446847	550,912	0.55%	-37.56%
2008	0.80%	38,898	9.149198	355,886	0.55%	-37.75%
2008	1.00%	4,064	8.050613	32,718	0.55%	-37.87%
International Portfolio - S Class Shares (AMINS)
2012	0.00%	1,723	13.671294	23,556	0.82%	18.48%
2011	0.00%	1,202	11.539024	13,870	12.26%	-12.33%
2010	0.00%	172	13.162077	2,264	13.14%	22.01%
2009	0.00%	1,548	10.787351	16,699	0.42%	34.51%
2008	0.00%	3,270	8.019658	26,224	0.00%	-46.44%
2008	0.50%	15,954	7.873922	125,621	0.00%	-46.70%
2008	0.80%	5,065	7.787751	39,445	0.00%	-46.86%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2012	0.00%	68	24.354864	1,656	0.00%	12.10%
2011	0.00%	63	21.725830	1,369	0.00%	0.26%
2009	0.00%	558	16.830660	9,392	0.00%	31.34%
2008	0.00%	976	12.814531	12,507	0.00%	-43.51%
2008	0.50%	22,678	12.456353	282,485	0.00%	-43.79%
2008	0.80%	2,547	12.246316	31,191	0.00%	-43.96%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	0.00%	84,168	25.873568	2,177,726	0.42%	16.60%
2012	0.80%	56	34.652161	1,941	0.42%	15.67%
2012	1.00%	30,453	13.561747	412,996	0.42%	15.44%
2011	0.00%	86,633	22.190216	1,922,405	0.00%	-11.36%
2011	0.80%	56	29.958324	1,678	0.00%	-12.06%
2011	1.00%	35,996	11.748254	422,890	0.00%	-12.24%
2010	0.00%	94,089	25.033405	2,355,368	0.62%	15.67%
2010	0.80%	56	34.067932	1,908	0.62%	14.74%
2010	1.00%	40,119	13.386569	537,056	0.62%	14.52%
2009	0.00%	105,319	21.642878	2,279,406	0.78%	56.07%
2009	0.80%	56	29.690132	1,663	0.78%	54.83%
2009	1.00%	76,445	11.689700	893,619	0.78%	54.52%
2008	0.00%	180,300	13.867013	2,500,222	0.51%	-52.39%
2008	0.50%	356,536	19.700792	7,024,042	0.51%	-52.63%
2008	0.80%	109,268	19.175837	2,095,305	0.51%	-52.77%
2008	1.00%	65,586	7.565098	496,165	0.51%	-52.87%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)
2012	0.00%	1,543	14.284382	22,041	0.30%	15.37%
2011	0.00%	2,941	12.380922	36,412	0.40%	-6.70%
2010	0.00%	1,294	13.270255	17,172	0.25%	25.99%
2009	0.00%	2,195	10.532952	23,120	0.22%	46.16%
2008	0.00%	6,436	7.206627	46,382	0.97%	-45.95%
2008	0.50%	10,755	7.075613	76,098	0.97%	-46.22%
2008	0.80%	2,044	6.998160	14,304	0.97%	-46.38%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.00%	856	$14.692238	$12,577	0.00%	8.82%
2012	0.50%	5,453	13.998892	76,336	0.00%	8.28%
2012	0.80%	689	13.598663	9,369	0.00%	7.95%
2011	0.00%	1,577	13.501272	21,292	0.00%	-1.06%
2011	0.50%	26,395	12.928758	341,255	0.00%	-1.55%
2011	0.80%	3,105	12.596940	39,113	0.00%	-1.85%
2010	0.00%	968	13.645975	13,209	0.00%	19.61%
2010	0.50%	3,748	13.132690	49,221	0.00%	19.01%
2010	0.80%	712	12.834011	9,138	0.00%	18.66%
2009	0.00%	646	11.408745	7,370	0.00%	22.75%
2009	0.50%	6,371	11.034565	70,301	0.00%	22.14%
2009	0.80%	384	10.815956	4,153	0.00%	21.78%
2008	0.00%	605	9.293948	5,623	0.00%	-39.47%
2008	0.50%	7,742	9.034200	69,943	0.00%	-39.78%
2008	0.80%	554	8.881843	4,921	0.00%	-39.96%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	0.00%	898	19.276454	17,310	0.21%	10.98%
2012	0.50%	20,471	18.366751	375,986	0.21%	10.42%
2012	0.80%	3,063	17.841641	54,649	0.21%	10.09%
2011	0.00%	902	17.369356	15,667	0.36%	-3.08%
2011	0.50%	26,477	16.632806	440,387	0.36%	-3.56%
2011	0.80%	4,463	16.205928	72,327	0.36%	-3.85%
2010	0.00%	938	17.921368	16,810	0.04%	22.85%
2010	0.50%	21,590	17.247280	372,369	0.04%	22.24%
2010	0.80%	3,569	16.855027	60,156	0.04%	21.88%
2009	0.00%	984	14.587514	14,354	2.20%	31.43%
2009	0.50%	17,264	14.109102	243,580	2.20%	30.77%
2009	0.80%	3,343	13.829593	46,232	2.20%	30.38%
2008	0.00%	1,900	11.099348	21,089	1.91%	-39.44%
2008	0.50%	17,024	10.789157	183,675	1.91%	-39.74%
2008	0.80%	4,401	10.607196	46,682	1.91%	-39.93%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	0.00%	25,505	21.630621	551,689	1.33%	12.34%
2012	0.50%	96,541	34.614598	3,341,728	1.33%	11.78%
2012	0.80%	40,574	32.097298	1,302,316	1.33%	11.44%
2012	1.00%	63,128	11.696460	738,374	1.33%	11.22%
2012	1.30%	4	30.038576	120	1.33%	10.89%
2011	0.00%	28,648	19.254563	551,605	2.29%	0.72%
2011	0.50%	109,322	30.967082	3,385,383	2.29%	0.22%
2011	0.80%	44,239	28.801503	1,274,150	2.29%	-0.08%
2011	1.00%	68,952	10.516516	725,135	2.29%	-0.28%
2010	0.00%	35,250	19.116988	673,874	1.39%	12.91%
2010	0.50%	118,952	30.899562	3,675,565	1.39%	12.35%
2010	0.80%	48,388	28.824840	1,394,776	1.39%	12.02%
2010	1.00%	70,620	10.546061	744,763	1.39%	11.79%
2009	0.00%	39,179	16.930557	663,322	0.00%	21.89%
2009	0.50%	128,001	27.502607	3,520,361	0.00%	21.29%
2009	0.80%	51,885	25.732996	1,335,156	0.00%	20.92%
2009	1.00%	101,706	9.433696	959,463	0.00%	20.68%
2008	0.00%	45,187	13.889629	627,631	2.88%	-43.47%
2008	0.50%	155,033	22.675909	3,515,514	2.88%	-43.75%
2008	0.80%	60,265	21.280608	1,282,476	2.88%	-43.92%
2008	1.00%	114,661	7.817080	896,314	2.88%	-44.04%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.80%	5	$16.349692	$82	0.20%	7.61%
2009	0.00%	47,969	16.786468	805,230	0.33%	44.52%
2009	0.50%	249,796	15.724961	3,928,032	0.33%	43.80%
2009	0.80%	87,828	15.192792	1,334,353	0.33%	43.37%
2009	1.00%	60,996	7.628780	465,325	0.33%	43.08%
2008	0.00%	52,077	11.615515	604,901	0.15%	-45.52%
2008	0.50%	253,957	10.935515	2,777,151	0.15%	-45.79%
2008	0.80%	132,297	10.597162	1,401,973	0.15%	-45.95%
2008	1.00%	65,793	5.331812	350,796	0.15%	-46.06%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.00%	41,017	17.224007	706,477	4.88%	10.29%
2012	0.50%	128,505	25.264893	3,246,665	4.88%	9.74%
2012	0.80%	34,873	22.444505	782,707	4.88%	9.41%
2012	1.00%	50,794	11.997337	609,393	4.88%	9.19%
2012	1.30%	76	21.827521	1,659	4.88%	8.86%
2011	0.00%	45,210	15.616793	706,035	5.94%	8.27%
2011	0.50%	129,643	23.022454	2,984,700	5.94%	7.73%
2011	0.80%	38,953	20.513983	799,081	5.94%	7.41%
2011	1.00%	54,684	10.987424	600,836	5.94%	7.19%
2010	0.00%	76,047	14.424409	1,096,933	1.78%	11.41%
2010	0.50%	140,529	21.370887	3,003,229	1.78%	10.86%
2010	0.80%	42,335	19.099412	808,574	1.78%	10.53%
2010	1.00%	47,864	10.250177	490,614	1.78%	10.31%
2009	0.00%	77,718	12.946581	1,006,182	0.00%	9.61%
2009	0.50%	149,430	19.277481	2,880,634	0.00%	9.07%
2009	0.80%	46,461	17.280243	802,857	0.00%	8.74%
2009	1.00%	45,493	9.292438	422,741	0.00%	8.52%
2008	0.00%	78,790	11.811237	930,607	4.71%	-39.05%
2008	0.50%	190,845	17.675063	3,373,197	4.71%	-39.35%
2008	0.80%	61,738	15.891423	981,105	4.71%	-39.54%
2008	1.00%	49,540	8.562713	424,197	4.71%	-39.66%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	0.00%	27,569	16.261792	448,321	2.14%	21.23%
2012	0.50%	348,574	15.650185	5,455,248	2.14%	20.62%
2012	0.80%	97,044	15.294367	1,484,227	2.14%	20.26%
2011	0.00%	26,357	13.414448	353,565	1.27%	-8.27%
2011	0.50%	386,331	12.974764	5,012,554	1.27%	-8.72%
2011	0.80%	104,174	12.717946	1,324,879	1.27%	-9.00%
2010	0.00%	32,419	14.623513	474,080	1.42%	15.97%
2010	0.50%	408,280	14.215010	5,803,704	1.42%	15.40%
2010	0.80%	113,128	13.975453	1,581,015	1.42%	15.05%
2009	0.00%	35,638	12.609317	449,371	2.12%	39.70%
2009	0.50%	424,101	12.318451	5,224,267	2.12%	39.00%
2009	0.80%	116,945	12.147187	1,420,553	2.12%	38.58%
2008	0.00%	38,920	9.026171	351,299	1.48%	-40.19%
2008	0.50%	398,806	8.862171	3,534,287	1.48%	-40.49%
2008	0.80%	126,475	8.765213	1,108,580	1.48%	-40.67%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	0.00%	27,835	$45.372528	$1,262,944	2.15%	21.26%
2012	0.50%	179,840	51.612469	9,281,986	2.15%	20.66%
2012	0.80%	36,797	49.700720	1,828,837	2.15%	20.30%
2012	1.00%	62,172	15.367427	955,424	2.15%	20.06%
2012	1.30%	3	45.140290	135	2.15%	19.70%
2011	0.00%	30,723	37.416119	1,149,535	1.32%	-8.29%
2011	0.50%	208,594	42.775604	8,922,734	1.32%	-8.75%
2011	0.80%	43,138	41.315188	1,782,255	1.32%	-9.02%
2011	1.00%	69,574	12.800257	890,565	1.32%	-9.20%
2010	0.00%	39,829	40.798071	1,624,946	1.48%	15.96%
2010	0.50%	251,175	46.875497	11,773,953	1.48%	15.39%
2010	0.80%	51,453	45.410978	2,336,531	1.48%	15.04%
2010	1.00%	76,786	14.097349	1,082,479	1.48%	14.81%
2009	0.00%	44,678	35.181581	1,571,843	2.37%	39.77%
2009	0.50%	297,880	40.624738	12,101,297	2.37%	39.07%
2009	0.80%	60,528	39.473604	2,389,258	2.37%	38.66%
2009	1.00%	93,248	12.278657	1,144,960	2.37%	38.38%
2008	0.00%	56,933	25.170686	1,433,043	1.59%	-40.19%
2008	0.50%	367,478	29.210698	10,734,289	1.59%	-40.49%
2008	0.80%	83,287	28.468276	2,371,037	1.59%	-40.67%
2008	1.00%	141,920	8.873074	1,259,267	1.59%	-40.78%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	0.00%	24,343	12.490314	304,052	1.07%	16.87%
2012	0.50%	50,353	11.723693	590,323	1.07%	16.29%
2012	0.80%	11,568	11.286461	130,562	1.07%	15.94%
2012	1.00%	4,226	10.998010	46,478	1.07%	15.71%
2011	0.00%	19,438	10.687265	207,739	0.86%	-0.01%
2011	0.50%	59,890	10.081693	603,793	0.86%	-0.51%
2011	0.80%	12,913	9.734919	125,707	0.86%	-0.81%
2011	1.00%	2,423	9.505148	23,031	0.86%	-1.01%
2010	0.00%	25,292	10.688816	270,342	1.16%	16.11%
2010	0.50%	61,553	10.133572	623,752	1.16%	15.53%
2010	0.80%	14,524	9.814366	142,544	1.16%	15.18%
2010	1.00%	2,540	9.601865	24,389	1.16%	14.95%
2009	0.00%	29,189	9.205990	268,714	2.19%	28.29%
2009	0.50%	82,465	8.771479	723,340	2.19%	27.65%
2009	0.80%	15,097	8.520671	128,637	2.19%	27.26%
2009	1.00%	3,186	8.352856	26,612	2.19%	27.01%
2008	0.00%	30,415	7.176149	218,263	1.52%	-38.47%
2008	0.50%	103,392	6.871720	710,481	1.52%	-38.78%
2008	0.80%	19,090	6.695296	127,813	1.52%	-38.96%
2008	1.00%	4,092	6.576580	26,911	1.52%	-39.08%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2012	0.00%	1,538	$25.120110	$38,635	0.60%	17.99%
2012	0.50%	27,760	23.934670	664,426	0.60%	17.40%
2012	0.80%	6,485	23.250430	150,779	0.60%	17.04%
2011	0.00%	2,898	21.290587	61,700	0.63%	-2.21%
2011	0.50%	27,732	20.387760	565,393	0.63%	-2.70%
2011	0.80%	6,787	19.864554	134,821	0.63%	-2.99%
2010	0.00%	4,878	21.772215	106,205	0.62%	23.41%
2010	0.50%	29,814	20.953275	624,701	0.62%	22.79%
2010	0.80%	7,118	20.476795	145,754	0.62%	22.42%
2009	0.00%	4,551	17.642817	80,292	0.68%	37.20%
2009	0.50%	39,875	17.064211	680,435	0.68%	36.51%
2009	0.80%	8,853	16.726211	148,077	0.68%	36.10%
2008	0.00%	4,707	12.859537	60,530	0.59%	-37.83%
2008	0.50%	28,448	12.500175	355,605	0.59%	-38.14%
2008	0.80%	7,267	12.289407	89,307	0.59%	-38.33%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	0.00%	7,137	7.280329	51,960	0.00%	16.45%
2012	0.50%	78,625	6.833364	537,273	0.00%	15.86%
2012	0.80%	27,812	6.578454	182,960	0.00%	15.52%
2012	1.00%	27,106	5.678189	153,913	0.00%	15.29%
2011	0.00%	7,149	6.252049	44,696	0.00%	1.10%
2011	0.50%	88,996	5.897695	524,871	0.00%	0.59%
2011	0.80%	30,607	5.694788	174,300	0.00%	0.29%
2011	1.00%	42,359	4.925320	208,632	0.00%	0.09%
2010	0.00%	5,313	6.184290	32,857	0.00%	27.46%
2010	0.50%	83,759	5.862955	491,075	0.00%	26.83%
2010	0.80%	35,769	5.678217	203,104	0.00%	26.45%
2010	1.00%	35,974	4.920789	177,020	0.00%	26.20%
2009	0.00%	5,414	4.851779	26,268	0.00%	32.61%
2009	0.50%	101,283	4.622700	468,201	0.00%	31.95%
2009	0.80%	47,057	4.490472	211,308	0.00%	31.55%
2009	1.00%	17,313	3.899260	67,508	0.00%	31.29%
2008	0.00%	8,824	3.658769	32,285	0.00%	-49.07%
2008	0.50%	100,993	3.503491	353,828	0.00%	-49.32%
2008	0.80%	55,717	3.413488	190,189	0.00%	-49.47%
2008	1.00%	9,419	2.970003	27,974	0.00%	-49.57%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2012	0.00%	4,557	10.179532	46,388	0.00%	1.80%	10/26/2012
2012	0.50%	8,166	10.170366	83,051	0.00%	1.70%	10/26/2012
2012	0.80%	3,560	10.164863	36,187	0.00%	1.65%	10/26/2012
All Asset Portfolio - Administrative Class (PMVAAA)
2012	0.50%	66,356	10.685592	709,053	5.75%	6.86%	5/1/2012
2012	0.80%	3,037	10.664248	32,387	5.75%	6.64%	5/1/2012
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2012	0.00%	2,260	13.744711	31,063	5.63%	5.50%
2012	0.50%	42,282	13.494082	570,557	5.63%	4.97%
2012	0.80%	1,719	13.345323	22,941	5.63%	4.65%
2011	0.00%	2,159	13.028098	28,128	1.99%	8.52%
2011	0.50%	56,209	12.854999	722,567	1.99%	7.98%
2011	0.80%	5,015	12.751830	63,950	1.99%	7.66%
2010	0.00%	1,029	12.004915	12,353	1.38%	9.48%
2010	0.50%	47,663	11.904770	567,417	1.38%	8.93%
2010	0.80%	2,870	11.844845	33,995	1.38%	8.60%
2009	0.00%	1,048	10.965488	11,492	0.82%	9.65%	4/30/2009
2009	0.50%	13,390	10.928657	146,335	0.82%	9.29%	4/30/2009
2009	0.80%	1,381	10.906528	15,062	0.82%	9.07%	4/30/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Low Duration Portfolio - Administrative Class (PMVLDA)
2012	0.00%	34,675	$12.447911	$431,631	1.90%	5.86%
2012	0.50%	150,562	12.220936	1,840,009	1.90%	5.33%
2012	0.80%	11,713	12.086211	141,566	1.90%	5.01%
2011	0.00%	36,471	11.759209	428,870	1.68%	1.11%
2011	0.50%	147,186	11.602960	1,707,793	1.68%	0.60%
2011	0.80%	14,960	11.509840	172,187	1.68%	0.30%
2010	0.00%	37,759	11.630295	439,148	1.65%	5.29%
2010	0.50%	148,112	11.533272	1,708,216	1.65%	4.76%
2010	0.80%	12,261	11.475215	140,698	1.65%	4.45%
2009	0.00%	9,815	11.045905	108,416	1.46%	10.46%	4/30/2009
2009	0.50%	128,861	11.008805	1,418,606	1.46%	10.09%	4/30/2009
2009	0.80%	2,513	10.986514	27,609	1.46%	9.87%	4/30/2009
Total Return Portfolio - Administrative Class (PMVTRA)
2012	0.50%	127,731	10.986175	1,403,275	2.57%	9.05%
2012	0.80%	5,884	10.930788	64,317	2.57%	8.72%
2011	0.50%	27,221	10.074350	274,234	1.29%	0.74%	4/29/2011
2011	0.80%	4,660	10.053955	46,851	1.29%	0.54%	4/29/2011
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2012	0.00%	55	16.361335	900	1.72%	19.14%
2012	0.50%	5,062	15.589153	78,912	1.72%	18.54%
2012	0.80%	906	15.143447	13,720	1.72%	18.19%
2011	0.00%	60	13.733218	824	1.50%	-4.64%
2011	0.50%	4,875	13.150793	64,110	1.50%	-5.12%
2011	0.80%	931	12.813268	11,929	1.50%	-5.40%
2010	0.50%	6,980	13.859825	96,742	0.81%	13.81%
2010	0.80%	1,773	13.544607	24,015	0.81%	13.47%
2009	0.50%	3,027	12.178324	36,864	2.66%	29.16%
2009	0.80%	1,647	11.937066	19,660	2.66%	28.78%
2008	0.50%	3,157	9.428528	29,766	2.66%	-39.00%
2008	0.80%	1,820	9.269509	16,871	2.66%	-39.19%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2012	0.00%	230	17.975464	4,134	2.14%	21.92%
2012	0.50%	11,969	17.127054	204,994	2.14%	21.31%
2012	0.80%	1,824	16.637352	30,347	2.14%	20.94%
2011	0.00%	238	14.744148	3,509	3.11%	-16.93%
2011	0.50%	9,922	14.118815	140,087	3.11%	-17.35%
2011	0.80%	1,807	13.756422	24,858	3.11%	-17.59%
2010	0.00%	501	17.749703	8,893	3.38%	10.03%
2010	0.50%	14,608	17.082057	249,535	3.38%	9.48%
2010	0.80%	2,288	16.693595	38,195	3.38%	9.15%
2009	0.00%	482	16.132414	7,776	0.00%	24.63%
2009	0.50%	10,114	15.603325	157,812	0.00%	24.01%
2009	0.80%	2,481	15.294248	37,945	0.00%	23.64%
2008	0.00%	482	12.943794	6,239	2.10%	-43.95%
2008	0.50%	15,376	12.582056	193,462	2.10%	-44.23%
2008	0.80%	3,303	12.369896	40,858	2.10%	-44.40%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund - Class IB (PVTVB)
2012	0.00%	1,061	$17.127486	$18,172	0.38%	14.23%
2012	0.50%	19,100	16.319175	311,696	0.38%	13.66%
2012	0.80%	2,910	15.852589	46,131	0.38%	13.32%
2011	0.00%	2,304	14.994106	34,546	0.00%	-17.85%
2011	0.50%	32,398	14.358253	465,179	0.00%	-18.26%
2011	0.80%	3,611	13.989739	50,517	0.00%	-18.50%
2010	0.00%	1,600	18.251644	29,203	1.03%	20.80%
2010	0.50%	44,057	17.565173	773,869	1.03%	20.20%
2010	0.80%	3,423	17.165733	58,758	1.03%	19.84%
2009	0.00%	3,029	15.109296	45,766	0.21%	63.90%
2009	0.50%	34,997	14.613809	511,439	0.21%	63.08%
2009	0.80%	5,872	14.324349	84,113	0.21%	62.59%
2008	0.00%	2,053	9.218880	18,926	0.00%	-37.03%
2008	0.50%	1,698	8.961220	15,216	0.00%	-37.35%
2008	0.80%	150	8.810096	1,322	0.00%	-37.53%
Van Kampen V.I. American Franchise Fund: Series I Shares (ACEG)
2012	0.50%	794	9.717084	7,715	0.00%	-2.83%	4/27/2012
2012	0.80%	426	9.697354	4,131	0.00%	-3.03%	4/27/2012
Van Kampen V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2012	0.00%	1,028	15.427533	15,860	1.75%	17.70%
2011	0.00%	842	13.107128	11,036	0.80%	-3.05%
2010	0.00%	1,947	13.519409	26,322	0.63%	7.35%
2009	0.00%	1,851	12.593649	23,311	0.19%	48.00%
2008	0.00%	5,955	8.509083	50,672	0.76%	-51.77%
2008	0.50%	19,612	8.271175	162,214	0.76%	-52.01%
2008	0.80%	3,970	8.131642	32,283	0.76%	-52.15%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	2,666	11.315697	30,168	0.00%	41.79%
2009	0.50%	89,247	11.054670	986,596	0.00%	41.08%
2009	0.80%	3,347	10.900900	36,485	0.00%	40.66%
2008	0.00%	4,116	7.980543	32,848	0.10%	-42.65%
2008	0.50%	59,543	7.835510	466,550	0.10%	-42.94%
2008	0.80%	3,499	7.749732	27,116	0.10%	-43.11%
Equity Income Portfolio - II (TREI2)
2009	0.00%	5,619	10.380043	58,325	1.76%	25.25%
2009	0.50%	108,382	10.140580	1,099,056	1.76%	24.63%
2009	0.80%	12,364	9.999548	123,634	1.76%	24.25%
2008	0.00%	5,181	8.287351	42,937	2.16%	-36.26%
2008	0.50%	94,290	8.136757	767,215	2.16%	-36.58%
2008	0.80%	15,819	8.047714	127,307	2.16%	-36.77%
Health Sciences Portfolio - II (TRHS2)
2012	0.00%	15,998	15.380592	246,059	0.00%	31.00%
2012	0.50%	114,233	15.177218	1,733,739	0.00%	30.34%
2012	0.80%	19,506	15.056482	293,692	0.00%	29.95%
2011	0.00%	2,592	11.741045	30,433	0.00%	10.39%
2011	0.50%	53,213	11.643960	619,610	0.00%	9.84%
2011	0.80%	7,084	11.586088	82,076	0.00%	9.51%
2010	0.50%	16,581	10.601232	175,779	0.00%	6.01%	5/3/2010
2010	0.80%	347	10.580168	3,671	0.00%	5.80%	5/3/2010

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio - II (TRLT2)
2012	0.00%	10,329	$12.852172	$132,750	1.90%	2.44%
2011	0.00%	6,793	12.545962	85,225	2.15%	1.16%
2010	0.00%	6,647	12.402084	82,437	2.28%	2.86%
2009	0.00%	2,944	12.056984	35,496	3.37%	7.35%
2008	0.00%	3,811	11.230967	42,801	3.77%	1.31%
2008	0.50%	129,334	11.026485	1,426,099	3.77%	0.80%
2008	0.80%	2,934	10.905102	31,996	3.77%	0.50%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	0.00%	5,549	25.595762	142,031	2.29%	5.55%
2012	0.50%	24,266	32.810536	796,180	2.29%	5.02%
2012	0.80%	8,173	28.864790	235,912	2.29%	4.71%
2012	1.00%	31,066	20.890316	648,979	2.29%	4.50%
2012	1.30%	34	28.346804	964	2.29%	4.18%
2011	0.00%	6,926	24.249965	167,955	7.78%	8.14%
2011	0.50%	29,106	31.241583	909,318	7.78%	7.60%
2011	0.80%	10,022	27.567293	276,279	7.78%	7.28%
2011	1.00%	37,712	19.991316	753,913	7.78%	7.07%
2010	0.00%	6,589	22.424677	147,756	3.73%	6.20%
2010	0.50%	31,573	29.034421	916,704	3.73%	5.67%
2010	0.80%	10,759	25.696459	276,468	3.73%	5.35%
2010	1.00%	39,005	18.671817	728,294	3.73%	5.14%
2009	0.00%	7,706	21.116276	162,722	3.78%	5.98%
2009	0.50%	56,273	27.477379	1,546,235	3.78%	5.45%
2009	0.80%	12,645	24.391466	308,430	3.78%	5.14%
2009	1.00%	45,114	17.759052	801,182	3.78%	4.93%
2008	0.00%	8,784	19.924512	175,017	8.29%	3.61%
2008	0.50%	70,651	26.056562	1,840,922	8.29%	3.09%
2008	0.80%	17,432	23.199721	404,418	8.29%	2.78%
2008	1.00%	45,106	16.925172	763,427	8.29%	2.58%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	0.00%	33,427	29.420205	983,429	0.00%	29.81%
2012	0.50%	156,688	27.006103	4,231,532	0.00%	29.16%
2012	0.80%	26,610	25.880034	688,668	0.00%	28.77%
2012	1.00%	19,965	29.286403	584,703	0.00%	28.51%
2011	0.00%	45,284	22.664458	1,026,337	1.14%	-25.74%
2011	0.50%	170,495	20.909178	3,564,910	1.14%	-26.11%
2011	0.80%	29,321	20.097645	589,283	1.14%	-26.33%
2011	1.00%	30,102	22.788544	685,981	1.14%	-26.48%
2010	0.00%	49,317	30.519227	1,505,117	0.60%	26.84%
2010	0.50%	218,234	28.296732	6,175,309	0.60%	26.21%
2010	0.80%	36,181	27.280173	987,024	0.60%	25.83%
2010	1.00%	55,809	30.994649	1,729,780	0.60%	25.58%
2009	0.00%	56,278	24.061426	1,354,129	0.15%	113.17%
2009	0.50%	227,315	22.420831	5,096,591	0.15%	112.11%
2009	0.80%	40,628	21.680199	880,823	0.15%	111.48%
2009	1.00%	45,255	24.681404	1,116,957	0.15%	111.06%
2008	0.00%	56,089	11.287193	633,087	0.00%	-64.78%
2008	0.50%	227,426	10.570206	2,403,940	0.00%	-64.96%
2008	0.80%	58,189	10.251688	596,535	0.00%	-65.06%
2008	1.00%	21,025	11.694155	245,870	0.00%	-65.13%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.00%	19,950	$37.445535	$747,038	0.59%	3.39%
2012	0.50%	100,766	51.332730	5,172,594	0.59%	2.87%
2012	0.80%	15,442	59.904317	925,042	0.59%	2.56%
2012	1.00%	33,842	36.891599	1,248,485	0.59%	2.36%
2011	0.00%	26,799	36.218953	970,632	1.22%	-16.45%
2011	0.50%	121,930	49.900813	6,084,406	1.22%	-16.87%
2011	0.80%	18,243	58.408750	1,065,551	1.22%	-17.12%
2011	1.00%	47,335	36.042787	1,706,085	1.22%	-17.28%
2010	0.00%	29,117	43.350096	1,262,225	0.39%	29.23%
2010	0.50%	140,153	60.024884	8,412,668	0.39%	28.59%
2010	0.80%	21,900	70.469849	1,543,290	0.39%	28.21%
2010	1.00%	53,240	43.572420	2,319,796	0.39%	27.95%
2009	0.00%	33,188	33.543671	1,113,247	0.25%	57.54%
2009	0.50%	158,845	46.678903	7,414,710	0.25%	56.75%
2009	0.80%	23,299	54.965986	1,280,653	0.25%	56.28%
2009	1.00%	74,591	34.054133	2,540,132	0.25%	55.97%
2008	0.00%	31,247	21.292768	665,335	0.27%	-46.12%
2008	0.50%	155,614	29.779289	4,634,074	0.27%	-46.39%
2008	0.80%	25,576	35.171514	899,547	0.27%	-46.56%
2008	1.00%	52,929	21.834128	1,155,659	0.27%	-46.66%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.00%	12,697	14.380435	182,588	1.16%	19.18%
2012	0.50%	170,634	14.119186	2,409,213	1.16%	18.58%
2012	0.80%	19,979	13.964683	279,000	1.16%	18.22%
2011	0.00%	23,924	12.066588	288,681	1.03%	-7.21%
2011	0.50%	154,370	11.906878	1,838,065	1.03%	-7.67%
2011	0.80%	20,266	11.812045	239,383	1.03%	-7.94%
2010	0.00%	24,462	13.003550	318,093	1.17%	8.67%
2010	0.50%	135,882	12.895656	1,752,288	1.17%	8.13%
2010	0.80%	18,587	12.831331	238,496	1.17%	7.81%
2009	0.00%	7,118	11.965580	85,171	0.07%	19.66%	5/1/2009
2009	0.50%	91,769	11.925721	1,094,411	0.07%	19.26%	5/1/2009
2009	0.80%	6,426	11.901851	76,481	0.07%	19.02%	5/1/2009
Variable Insurance Portfolios - High Income (WRHIP)
2012	0.50%	64,758	10.873621	704,154	0.00%	8.74%	5/1/2012
2012	0.80%	6,632	10.851908	71,970	0.00%	8.52%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2012	0.50%	16,373	10.122465	165,735	0.00%	1.22%	5/1/2012
2012	0.80%	497	10.102240	5,021	0.00%	1.02%	5/1/2012

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2012	0.00%	3,369	$36.365713	$122,516	0.00%	17.74%
2012	1.00%	19,854	23.300886	462,616	0.00%	16.56%
2012	1.30%	44	48.207298	2,121	0.00%	16.21%
2011	0.00%	3,336	30.887729	103,041	0.00%	0.42%
2011	1.00%	26,660	19.990260	532,940	0.00%	-0.57%
2010	0.00%	3,906	30.757646	120,139	0.00%	35.54%
2010	1.00%	22,839	20.105763	459,196	0.00%	34.20%
2009	0.00%	3,962	22.692436	89,907	0.00%	40.30%
2009	1.00%	20,769	14.982478	311,171	0.00%	38.91%
2008	0.00%	11,945	16.173785	193,196	0.00%	-44.36%
2008	0.50%	133,624	25.136864	3,358,888	0.00%	-44.63%
2008	0.80%	35,861	24.548248	880,325	0.00%	-44.80%
2008	1.00%	23,353	10.785912	251,883	0.00%	-44.91%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	0.00%	13,164	38.848890	511,407	0.10%	15.52%
2012	0.50%	409	70.983886	29,032	0.10%	14.94%
2012	0.80%	133	68.495126	9,110	0.10%	14.60%
2012	1.00%	66,443	15.698476	1,043,054	0.10%	14.37%
2012	1.30%	35	61.769399	2,162	0.10%	14.03%
2011	0.00%	14,523	33.629016	488,394	0.14%	-5.52%
2011	0.50%	411	61.754991	25,381	0.14%	-5.99%
2011	0.80%	133	59.769284	7,949	0.14%	-6.27%
2011	1.00%	70,223	13.726081	963,887	0.14%	-6.46%
2010	0.00%	17,519	35.593435	623,561	0.74%	23.76%
2010	0.50%	413	65.689479	27,130	0.74%	23.14%
2010	0.80%	139	63.767991	8,864	0.74%	22.77%
2010	1.00%	90,876	14.673656	1,333,483	0.74%	22.53%
2009	0.00%	21,340	28.761168	613,763	0.00%	47.74%
2009	0.50%	416	53.345920	22,192	0.00%	47.00%
2009	0.80%	145	51.940893	7,531	0.00%	46.56%
2009	1.00%	112,638	11.976020	1,348,955	0.00%	46.27%
2008	0.00%	47,683	19.467920	928,289	1.89%	-40.10%
2008	0.50%	285,615	36.289861	10,364,929	1.89%	-40.40%
2008	0.80%	117,513	35.440201	4,164,684	1.89%	-40.58%
2008	1.00%	137,269	8.187802	1,123,931	1.89%	-40.69%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2012	0.00%	141	17.223573	2,429	0.00%	7.87%
2012	0.50%	15,807	16.910692	267,307	0.00%	7.33%
2012	0.80%	4,080	16.725680	68,241	0.00%	7.01%
2011	0.00%	144	15.966729	2,299	0.00%	-4.60%
2011	0.50%	25,486	15.755473	401,544	0.00%	-5.07%
2011	0.80%	5,183	15.630041	81,011	0.00%	-5.36%
2010	0.00%	147	16.735960	2,460	0.00%	26.77%
2010	0.50%	39,483	16.597168	655,306	0.00%	26.14%
2010	0.80%	5,084	16.514425	83,959	0.00%	25.76%
2009	0.00%	101	13.201660	1,333	0.00%	32.02%	5/1/2009
2009	0.50%	8,394	13.157716	110,446	0.00%	31.58%	5/1/2009
2009	0.80%	2,262	13.131409	29,703	0.00%	31.31%	5/1/2009

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	634	$10.352942	$6,564	0.00%	-8.81%
2011	0.50%	29,181	10.267311	299,610	0.00%	-9.26%
2011	0.80%	2,499	10.216274	25,530	0.00%	-9.53%
2010	0.00%	124	11.352948	1,408	0.00%	13.53%	5/3/2010
2010	0.50%	33,970	11.315395	384,384	0.00%	13.15%	5/3/2010
2010	0.80%	2,165	11.292929	24,449	0.00%	12.93%	5/3/2010
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.00%	12,274	10.783470	132,356	0.35%	-32.33%
2011	0.50%	327,060	10.482039	3,428,256	0.35%	-32.67%
2011	0.80%	56,163	10.305239	578,773	0.35%	-32.87%
2010	0.00%	20,565	15.936367	327,731	0.52%	25.03%
2010	0.50%	397,289	15.568534	6,185,207	0.52%	24.41%
2010	0.80%	72,914	15.351937	1,119,371	0.52%	24.03%
2009	0.00%	13,452	12.746144	171,461	0.43%	79.07%
2009	0.50%	382,278	12.514261	4,783,927	0.43%	78.18%
2009	0.80%	69,416	12.377175	859,174	0.43%	77.65%
2008	0.00%	13,505	7.117893	96,127	2.89%	-52.21%
2008	0.50%	335,798	7.023415	2,358,449	2.89%	-52.45%
2008	0.80%	67,272	6.967336	468,707	2.89%	-52.59%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	975	12.681863	12,365	0.11%	-7.91%
2011	0.50%	1,186	12.144062	14,403	0.11%	-8.37%
2011	0.80%	332	11.832421	3,928	0.11%	-8.64%
2010	0.00%	1,644	13.771185	22,640	0.79%	15.49%
2010	0.50%	6,473	13.253190	85,788	0.79%	14.91%
2010	0.80%	344	12.951815	4,455	0.79%	14.57%
2009	0.00%	2,297	11.924271	27,390	0.62%	21.08%
2009	0.50%	4,175	11.533213	48,151	0.62%	20.47%
2009	0.80%	395	11.304770	4,465	0.62%	20.11%
2008	0.00%	681	9.848393	6,707	0.00%	-42.49%
2008	0.50%	5,870	9.573139	56,194	0.00%	-42.78%
2008	0.80%	605	9.411708	5,694	0.00%	-42.95%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	1,934	17.690502	34,213	0.00%	-7.16%
2011	0.50%	5,587	16.940285	94,645	0.00%	-7.62%
2011	0.80%	2,090	16.505466	34,496	0.00%	-7.90%
2010	0.00%	2,574	19.054589	49,047	0.00%	18.78%
2010	0.50%	5,657	18.337860	103,737	0.00%	18.19%
2010	0.80%	2,177	17.920764	39,014	0.00%	17.83%
2009	0.00%	3,822	16.042234	61,313	0.00%	42.37%
2009	0.50%	8,616	15.516104	133,687	0.00%	41.66%
2009	0.80%	2,761	15.208702	41,991	0.00%	41.24%
2008	0.00%	3,277	11.267930	36,925	0.00%	-47.03%
2008	0.50%	9,085	10.952988	99,508	0.00%	-47.29%
2008	0.80%	3,567	10.768244	38,410	0.00%	-47.45%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.50%	5,296	12.257318	64,915	7.07%	7.70%
2010	0.80%	546	12.196157	6,659	7.07%	7.38%
2009	0.50%	2,998	11.381006	34,120	3.82%	13.81%	5/1/2009
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.00%	905	12.305369	11,136	5.31%	7.76%
2009	0.00%	939	11.419762	10,723	3.79%	14.20%	5/1/2009
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.50%	3,849	11.259563	43,338	2.05%	14.14%
2009	0.80%	83	11.036543	916	2.05%	13.80%
2008	0.50%	8,553	9.864306	84,369	1.80%	-34.12%
2008	0.80%	81	9.697968	786	1.80%	-34.32%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust- International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.00%	27,655	$11.345188	$313,751	0.10%	12.23%
2010	0.50%	19,635	11.285605	221,593	0.10%	11.67%
2010	0.80%	6,394	11.250005	71,933	0.10%	11.34%
2010	1.00%	23,244	11.226333	260,945	0.10%	11.12%
2009	0.00%	36,441	10.108851	368,377	0.00%	1.09%	12/11/2009
2009	0.50%	23,959	10.106089	242,132	0.00%	1.06%	12/11/2009
2009	0.80%	6,772	10.104432	68,427	0.00%	1.04%	12/11/2009
2009	1.00%	30,169	10.103328	304,807	0.00%	1.03%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.00%	11,222	17.873386	200,575	3.74%	8.01%
2009	0.50%	22,312	17.201149	383,792	3.74%	7.47%
2009	0.80%	4,599	16.809985	77,309	3.74%	7.15%
2009	1.00%	13,437	16.554172	222,438	3.74%	6.93%
2008	0.00%	18,550	16.548066	306,967	3.10%	-32.94%
2008	0.50%	25,030	16.005503	400,618	3.10%	-33.27%
2008	0.80%	14,161	15.688527	222,165	3.10%	-33.47%
2008	1.00%	14,089	15.480718	218,108	3.10%	-33.61%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.50%	5,113	14.811453	75,731	0.94%	10.81%
2009	0.50%	5,406	13.366903	72,261	0.74%	33.67%	5/1/2009
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.00%	3,739	2.908819	10,876	11.87%	-1.88%
2011	0.50%	16,503	2.841668	46,896	11.87%	-2.37%
2011	0.80%	8,693	2.802120	24,359	11.87%	-2.66%
2010	0.00%	3,857	2.964546	11,434	7.14%	14.68%
2010	0.50%	43,908	2.910601	127,799	7.14%	14.11%
2010	0.80%	7,579	2.878683	21,818	7.14%	13.77%
2009	0.00%	3,525	2.584961	9,112	0.00%	26.75%
2009	0.50%	51,883	2.550630	132,334	0.00%	26.12%
2009	0.80%	6,895	2.530249	17,446	0.00%	25.74%
2008	0.00%	1,322	2.039384	2,696	5.94%	-78.89%
2008	0.50%	19,624	2.022384	39,687	5.94%	-79.00%
2008	0.80%	4,411	2.012256	8,876	5.94%	-79.06%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.00%	6,730	4.084054	27,486	9.44%	-2.34%
2011	0.50%	5,992	3.910839	23,434	9.44%	-2.82%
2011	0.80%	1,889	3.810426	7,198	9.44%	-3.11%
2010	0.00%	6,482	4.181802	27,106	6.51%	14.81%
2010	0.50%	8,401	4.024459	33,809	6.51%	14.24%
2010	0.80%	2,311	3.932889	9,089	6.51%	13.90%
2009	0.00%	7,571	3.642267	27,576	0.00%	25.32%
2009	0.50%	9,956	3.522783	35,073	0.00%	24.69%
2009	0.80%	2,712	3.452973	9,364	0.00%	24.32%
2008	0.00%	6,661	2.906468	19,360	8.31%	-78.67%
2008	0.50%	13,066	2.825197	36,914	8.31%	-78.78%
2008	0.80%	3,640	2.777517	10,110	8.31%	-78.84%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.00%	49,413	10.593841	523,473	1.70%	-41.03%
2008	0.50%	212,070	11.620666	2,464,395	1.70%	-41.33%
2008	0.80%	62,405	11.295534	704,898	1.70%	-41.51%
2008	1.00%	33,081	7.531248	249,141	1.70%	-41.62%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex II Portfolio (obsolete) (WVCP)
2009	0.50%	5	$10.887915	$54	2.83%	29.85%
2009	0.80%	29	10.529632	305	2.83%	29.48%
2008	0.00%	8,201	8.953554	73,428	1.73%	-46.75%
2008	0.50%	19,954	8.384838	167,311	1.73%	-47.02%
2008	0.80%	7,287	8.132149	59,259	1.73%	-47.18%
2008	1.00%	8,593	3.649703	31,362	1.73%	-47.28%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.00%	831	14.723271	12,235	0.97%	22.55%
2008	0.00%	975	12.013653	11,713	0.70%	-36.24%
2008	0.50%	5,976	11.677947	69,787	0.70%	-36.56%
2008	0.80%	1,353	11.481055	15,534	0.70%	-36.75%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.00%	5,927	10.283025	60,947	1.19%	1.28%
2009	0.50%	21,405	10.096031	216,106	1.19%	0.78%
2009	0.80%	1,673	9.985463	16,706	1.19%	0.48%
2008	0.00%	7,008	10.152569	71,149	1.51%	-0.86%
2008	0.50%	15,633	10.017981	156,611	1.51%	-1.36%
2008	0.80%	2,291	9.938077	22,768	1.51%	-1.65%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.00%	4,227	13.889643	58,712	1.17%	31.75%
2009	0.50%	24,715	13.366897	330,363	1.17%	31.10%
2009	0.80%	3,898	13.062701	50,918	1.17%	30.70%
2009	1.00%	7,696	12.863780	99,000	1.17%	30.44%
2008	0.00%	4,535	10.542078	47,808	1.83%	-46.27%
2008	0.50%	16,943	10.196244	172,755	1.83%	-46.54%
2008	0.80%	6,792	9.994191	67,881	1.83%	-46.70%
2008	1.00%	8,903	9.861725	87,799	1.83%	-46.81%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.00%	1,969	13.810897	27,194	0.30%	19.16%
2009	0.50%	4,346	13.291259	57,764	0.30%	18.57%
2009	0.80%	905	12.988959	11,755	0.30%	18.21%
2009	1.00%	6,585	12.791190	84,230	0.30%	17.98%
2008	0.00%	2,092	11.589966	24,246	0.29%	-25.21%
2008	0.50%	6,829	11.209779	76,552	0.29%	-25.59%
2008	0.80%	1,704	10.987732	18,723	0.29%	-25.81%
2008	1.00%	22,174	10.842090	240,413	0.29%	-25.96%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.00%	8,049	11.124833	89,544	0.29%	19.11%
2009	0.50%	31,770	10.868248	345,284	0.29%	18.52%
2009	0.80%	1,899	10.717146	20,352	0.29%	18.16%
2008	0.00%	9,167	9.339799	85,618	0.28%	-25.23%
2008	0.50%	52,395	9.170101	480,467	0.28%	-25.61%
2008	0.80%	3,498	9.069777	31,726	0.28%	-25.83%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2009	0.00%	3,522	12.049802	42,439	0.79%	33.79%
2009	0.50%	5,347	11.596383	62,006	0.79%	33.12%
2009	0.80%	1,533	11.332557	17,373	0.79%	32.72%
2009	1.00%	216	11.160018	2,411	0.79%	32.46%
2008	0.00%	4,220	9.006647	38,008	0.78%	-49.91%
2008	0.50%	26,001	8.711189	226,500	0.78%	-50.16%
2008	0.80%	2,524	8.538594	21,551	0.78%	-50.31%
2008	1.00%	1,246	8.425426	10,498	0.78%	-50.41%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	15,105	4.097736	61,896	0.00%	-46.11%
2008	0.50%	73,346	3.923801	287,795	0.00%	-46.38%
2008	0.80%	17,878	3.822964	68,347	0.00%	-46.54%
2008	1.00%	19,961	3.514695	70,157	0.00%	-46.65%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.00%	1,823	$3.325931	$6,063	0.00%	52.47%
2009	0.50%	43,071	3.175501	136,772	0.00%	51.71%
2009	0.80%	6,450	3.088555	19,921	0.00%	51.25%
2009	1.00%	50,209	2.946550	147,943	0.00%	50.95%
2008	0.00%	2,006	2.181418	4,376	0.00%	-48.57%
2008	0.50%	49,323	2.093189	103,242	0.00%	-48.83%
2008	0.80%	22,045	2.041986	45,016	0.00%	-48.98%
2008	1.00%	18,399	1.951999	35,915	0.00%	-49.08%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.00%	4,024	12.888766	51,864	0.00%	52.44%
2009	0.50%	27,463	12.591433	345,799	0.00%	51.68%
2009	0.80%	4,272	12.416314	53,042	0.00%	51.23%
2008	0.00%	635	8.454726	5,369	0.00%	-48.59%
2008	0.50%	20,999	8.301071	174,314	0.00%	-48.84%
2008	0.80%	5,426	8.210206	44,549	0.00%	-49.00%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.00%	3,678	14.212216	52,273	0.00%	25.84%
2009	0.50%	26,597	13.677495	363,780	0.00%	25.21%
2009	0.80%	4,858	13.366367	64,934	0.00%	24.84%
2008	0.00%	9,519	11.293974	107,507	0.00%	-41.29%
2008	0.50%	28,348	10.923540	309,661	0.00%	-41.58%
2008	0.80%	6,758	10.707131	72,359	0.00%	-41.76%
2008	1.00%	2,565	10.565207	27,100	0.00%	-41.88%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.00%	40,705	13.231673	538,595	0.15%	14.46%
2010	0.50%	231,659	17.541110	4,063,556	0.15%	13.89%
2010	0.80%	85,337	16.948037	1,446,295	0.15%	13.55%
2010	1.00%	44,938	6.626564	297,785	0.15%	13.32%
2009	0.00%	48,415	11.560237	559,689	1.14%	24.67%
2009	0.50%	261,548	15.402040	4,028,373	1.14%	24.04%
2009	0.80%	91,575	14.925949	1,366,844	1.14%	23.67%
2009	1.00%	50,084	5.847611	292,872	1.14%	23.43%
2008	0.00%	85,320	9.272942	791,167	0.08%	-34.60%
2008	0.50%	271,597	12.416573	3,372,304	0.08%	-34.92%
2008	0.80%	107,043	12.068936	1,291,895	0.08%	-35.12%
2008	1.00%	58,869	4.737770	278,908	0.08%	-35.25%

2012	Contract owners equity:				$598,222,370
2011	Contract owners equity:				$589,437,248
2010	Contract owners equity:				$678,977,225
2009	Contract owners equity:				$647,741,695
2008	Contract owners equity:				$566,826,718

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.